UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

September 30, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance California Municipal Opportunities Fund

Class A EACAX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Eaton Vance California Municipal Opportunities Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.75%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Out-of-Index positions in variable-rate demand notes and floating-rate notes — typically considered defensive investments with virtually zero duration — detracted from returns relative to the Index as interest rates generally declined during the period

↓ Security selections and an underweight position in the health care sector, which outperformed the Index, detracted from performance relative to the Index

↓ Security selections and an underweight position in A-rated bonds hampered performance as lower-rated bonds generally outperformed higher-rated bonds

↑ An overweight position in bonds with 17 years or more remaining to maturity contributed to Index-relative returns as longer-maturity bonds generally outperformed shorter-maturity bonds during the period

↑ Tactical short-term U.S. Treasury futures trades, which were not present at period-end, contributed to performance relative to the Index during the period

↑ Security selections in general obligation bonds contributed to returns relative to the Index during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg California Municipal Bond Index
9/14	$9,675	$10,000	$10,000
10/14	$9,743	$10,069	$10,072
11/14	$9,745	$10,086	$10,084
12/14	$9,822	$10,137	$10,140
1/15	$9,995	$10,317	$10,314
2/15	$9,892	$10,210	$10,220
3/15	$9,932	$10,240	$10,252
4/15	$9,876	$10,186	$10,195
5/15	$9,878	$10,158	$10,172
6/15	$9,850	$10,148	$10,163
7/15	$9,909	$10,222	$10,240
8/15	$9,957	$10,242	$10,268
9/15	$10,054	$10,316	$10,339
10/15	$10,112	$10,357	$10,377
11/15	$10,189	$10,398	$10,417
12/15	$10,277	$10,472	$10,496
1/16	$10,413	$10,596	$10,611
2/16	$10,430	$10,613	$10,628
3/16	$10,495	$10,647	$10,664
4/16	$10,590	$10,725	$10,745
5/16	$10,654	$10,754	$10,776
6/16	$10,887	$10,925	$10,946
7/16	$10,861	$10,932	$10,951
8/16	$10,892	$10,947	$10,969
9/16	$10,842	$10,892	$10,902
10/16	$10,720	$10,778	$10,775
11/16	$10,266	$10,376	$10,360
12/16	$10,348	$10,497	$10,482
1/17	$10,391	$10,567	$10,564
2/17	$10,455	$10,640	$10,625
3/17	$10,489	$10,663	$10,646
4/17	$10,563	$10,741	$10,721
5/17	$10,708	$10,911	$10,900
6/17	$10,679	$10,872	$10,863
7/17	$10,743	$10,960	$10,959
8/17	$10,827	$11,043	$11,026
9/17	$10,776	$10,987	$10,975
10/17	$10,756	$11,014	$11,010
11/17	$10,716	$10,955	$10,951
12/17	$10,821	$11,069	$11,071
1/18	$10,687	$10,939	$10,939
2/18	$10,659	$10,906	$10,904
3/18	$10,713	$10,947	$10,953
4/18	$10,674	$10,908	$10,908
5/18	$10,845	$11,033	$11,055
6/18	$10,868	$11,042	$11,059
7/18	$10,881	$11,069	$11,085
8/18	$10,914	$11,097	$11,119
9/18	$10,832	$11,025	$11,034
10/18	$10,728	$10,957	$10,958
11/18	$10,826	$11,079	$11,072
12/18	$10,936	$11,211	$11,194
1/19	$10,991	$11,296	$11,267
2/19	$11,037	$11,357	$11,323
3/19	$11,255	$11,536	$11,509
4/19	$11,300	$11,579	$11,560
5/19	$11,474	$11,739	$11,729
6/19	$11,518	$11,782	$11,769
7/19	$11,605	$11,877	$11,868
8/19	$11,843	$12,065	$12,060
9/19	$11,755	$11,968	$11,970
10/19	$11,753	$11,989	$11,991
11/19	$11,763	$12,019	$12,018
12/19	$11,802	$12,056	$12,053
1/20	$11,997	$12,273	$12,269
2/20	$12,161	$12,431	$12,428
3/20	$11,665	$11,980	$11,994
4/20	$11,522	$11,830	$11,865
5/20	$11,908	$12,206	$12,267
6/20	$12,028	$12,307	$12,338
7/20	$12,266	$12,514	$12,550
8/20	$12,183	$12,455	$12,467
9/20	$12,175	$12,458	$12,463
10/20	$12,157	$12,420	$12,429
11/20	$12,373	$12,608	$12,621
12/20	$12,430	$12,685	$12,673
1/21	$12,476	$12,765	$12,734
2/21	$12,266	$12,563	$12,502
3/21	$12,298	$12,640	$12,589
4/21	$12,399	$12,746	$12,689
5/21	$12,433	$12,784	$12,724
6/21	$12,467	$12,819	$12,757
7/21	$12,571	$12,926	$12,863
8/21	$12,515	$12,878	$12,819
9/21	$12,426	$12,785	$12,725
10/21	$12,404	$12,748	$12,689
11/21	$12,496	$12,856	$12,802
12/21	$12,494	$12,877	$12,827
1/22	$12,187	$12,525	$12,447
2/22	$12,121	$12,480	$12,409
3/22	$11,736	$12,075	$11,996
4/22	$11,420	$11,741	$11,649
5/22	$11,540	$11,916	$11,845
6/22	$11,400	$11,720	$11,662
7/22	$11,626	$12,030	$11,990
8/22	$11,453	$11,766	$11,734
9/22	$11,140	$11,315	$11,300
10/22	$11,050	$11,221	$11,226
11/22	$11,518	$11,746	$11,742
12/22	$11,524	$11,779	$11,780
1/23	$11,855	$12,118	$12,098
2/23	$11,630	$11,844	$11,823
3/23	$11,836	$12,106	$12,081
4/23	$11,832	$12,079	$12,050
5/23	$11,757	$11,974	$11,950
6/23	$11,847	$12,094	$12,068
7/23	$11,878	$12,142	$12,117
8/23	$11,791	$11,967	$11,977
9/23	$11,516	$11,616	$11,633
10/23	$11,347	$11,517	$11,532
11/23	$12,014	$12,249	$12,237
12/23	$12,264	$12,533	$12,513
1/24	$12,262	$12,469	$12,462
2/24	$12,272	$12,485	$12,476
3/24	$12,282	$12,485	$12,461
4/24	$12,172	$12,330	$12,301
5/24	$12,181	$12,294	$12,264
6/24	$12,325	$12,482	$12,436
7/24	$12,432	$12,596	$12,547
8/24	$12,540	$12,696	$12,652
9/24	$12,691	$12,821	$12,781

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	10.16%	1.53%	2.74%
Class A with 3.25% Maximum Sales Charge	6.53%	0.87%	2.41%
Bloomberg Municipal Bond Index	10.37%	1.38%	2.51%
Bloomberg California Municipal Bond Index	9.87%	1.32%	2.48%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$942,281,175
# of Portfolio Holdings	284
Portfolio Turnover Rate	173%
Total Advisory Fees Paid	$3,457,213

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.8%
Housing	3.3%
Electric Utilities	3.5%
Other Revenue	3.6%
Hospital	6.3%
Education	7.9%
Water and Sewer	11.6%
Transportation	19.0%
General Obligations	37.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

AAA
15.4%
AA
60.7%
A
16.7%
BBB
2.9%
BB
1.8%
Not Rated
2.5%

Value	Value
Not Rated	2.5%
BB	1.8%
BBB	2.9%
A	16.7%
AA	60.7%
AAA	15.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

EACAX-TSR-AR

Eaton Vance California Municipal Opportunities Fund

Class C ECCAX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Eaton Vance California Municipal Opportunities Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$157	1.50%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Out-of-Index positions in variable-rate demand notes and floating-rate notes — typically considered defensive investments with virtually zero duration — detracted from returns relative to the Index as interest rates generally declined during the period

↓ Security selections and an underweight position in the health care sector, which outperformed the Index, detracted from performance relative to the Index

↓ Security selections and an underweight position in A-rated bonds hampered performance as lower-rated bonds generally outperformed higher-rated bonds

↑ An overweight position in bonds with 17 years or more remaining to maturity contributed to Index-relative returns as longer-maturity bonds generally outperformed shorter-maturity bonds during the period

↑ Tactical short-term U.S. Treasury futures trades, which were not present at period-end, contributed to performance relative to the Index during the period

↑ Security selections in general obligation bonds contributed to returns relative to the Index during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg California Municipal Bond Index
9/14	$10,000	$10,000	$10,000
10/14	$10,067	$10,069	$10,072
11/14	$10,060	$10,086	$10,084
12/14	$10,138	$10,137	$10,140
1/15	$10,301	$10,317	$10,314
2/15	$10,187	$10,210	$10,220
3/15	$10,223	$10,240	$10,252
4/15	$10,163	$10,186	$10,195
5/15	$10,156	$10,158	$10,172
6/15	$10,117	$10,148	$10,163
7/15	$10,184	$10,222	$10,240
8/15	$10,229	$10,242	$10,268
9/15	$10,317	$10,316	$10,339
10/15	$10,371	$10,357	$10,377
11/15	$10,438	$10,398	$10,417
12/15	$10,526	$10,472	$10,496
1/16	$10,656	$10,596	$10,611
2/16	$10,666	$10,613	$10,628
3/16	$10,730	$10,647	$10,664
4/16	$10,815	$10,725	$10,745
5/16	$10,877	$10,754	$10,776
6/16	$11,103	$10,925	$10,946
7/16	$11,065	$10,932	$10,951
8/16	$11,091	$10,947	$10,969
9/16	$11,037	$10,892	$10,902
10/16	$10,906	$10,778	$10,775
11/16	$10,443	$10,376	$10,360
12/16	$10,525	$10,497	$10,482
1/17	$10,552	$10,567	$10,564
2/17	$10,614	$10,640	$10,625
3/17	$10,642	$10,663	$10,646
4/17	$10,704	$10,741	$10,721
5/17	$10,843	$10,911	$10,900
6/17	$10,814	$10,872	$10,863
7/17	$10,864	$10,960	$10,959
8/17	$10,947	$11,043	$11,026
9/17	$10,883	$10,987	$10,975
10/17	$10,864	$11,014	$11,010
11/17	$10,822	$10,955	$10,951
12/17	$10,917	$11,069	$11,071
1/18	$10,774	$10,939	$10,939
2/18	$10,735	$10,906	$10,904
3/18	$10,786	$10,947	$10,953
4/18	$10,746	$10,908	$10,908
5/18	$10,911	$11,033	$11,055
6/18	$10,917	$11,042	$11,059
7/18	$10,922	$11,069	$11,085
8/18	$10,961	$11,097	$11,119
9/18	$10,874	$11,025	$11,034
10/18	$10,752	$10,957	$10,958
11/18	$10,851	$11,079	$11,072
12/18	$10,949	$11,211	$11,194
1/19	$11,000	$11,296	$11,267
2/19	$11,042	$11,357	$11,323
3/19	$11,244	$11,536	$11,509
4/19	$11,284	$11,579	$11,560
5/19	$11,452	$11,739	$11,729
6/19	$11,491	$11,782	$11,769
7/19	$11,575	$11,877	$11,868
8/19	$11,799	$12,065	$12,060
9/19	$11,707	$11,968	$11,970
10/19	$11,696	$11,989	$11,991
11/19	$11,698	$12,019	$12,018
12/19	$11,730	$12,056	$12,053
1/20	$11,920	$12,273	$12,269
2/20	$12,075	$12,431	$12,428
3/20	$11,569	$11,980	$11,994
4/20	$11,430	$11,830	$11,865
5/20	$11,800	$12,206	$12,267
6/20	$11,907	$12,307	$12,338
7/20	$12,141	$12,514	$12,550
8/20	$12,043	$12,455	$12,467
9/20	$12,038	$12,458	$12,463
10/20	$12,010	$12,420	$12,429
11/20	$12,220	$12,608	$12,621
12/20	$12,260	$12,685	$12,673
1/21	$12,301	$12,765	$12,734
2/21	$12,080	$12,563	$12,502
3/21	$12,106	$12,640	$12,589
4/21	$12,193	$12,746	$12,689
5/21	$12,232	$12,784	$12,724
6/21	$12,248	$12,819	$12,757
7/21	$12,337	$12,926	$12,863
8/21	$12,281	$12,878	$12,819
9/21	$12,178	$12,785	$12,725
10/21	$12,158	$12,748	$12,689
11/21	$12,247	$12,856	$12,802
12/21	$12,224	$12,877	$12,827
1/22	$11,927	$12,525	$12,447
2/22	$11,849	$12,480	$12,409
3/22	$11,469	$12,075	$11,996
4/22	$11,151	$11,741	$11,649
5/22	$11,257	$11,916	$11,845
6/22	$11,113	$11,720	$11,662
7/22	$11,330	$12,030	$11,990
8/22	$11,151	$11,766	$11,734
9/22	$10,849	$11,315	$11,300
10/22	$10,746	$11,221	$11,226
11/22	$11,205	$11,746	$11,742
12/22	$11,201	$11,779	$11,780
1/23	$11,504	$12,118	$12,098
2/23	$11,282	$11,844	$11,823
3/23	$11,476	$12,106	$12,081
4/23	$11,462	$12,079	$12,050
5/23	$11,387	$11,974	$11,950
6/23	$11,459	$12,094	$12,068
7/23	$11,494	$12,142	$12,117
8/23	$11,393	$11,967	$11,977
9/23	$11,133	$11,616	$11,633
10/23	$10,960	$11,517	$11,532
11/23	$11,597	$12,249	$12,237
12/23	$11,823	$12,533	$12,513
1/24	$11,822	$12,469	$12,462
2/24	$11,824	$12,485	$12,476
3/24	$11,824	$12,485	$12,461
4/24	$11,711	$12,330	$12,301
5/24	$11,712	$12,294	$12,264
6/24	$11,838	$12,482	$12,436
7/24	$11,927	$12,596	$12,547
8/24	$12,029	$12,696	$12,652
9/24	$12,355	$12,821	$12,781

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C	9.20%	0.76%	2.14%
Class C with 1% Maximum Deferred Sales Charge	8.20%	0.76%	2.14%
Bloomberg Municipal Bond Index	10.37%	1.38%	2.51%
Bloomberg California Municipal Bond Index	9.87%	1.32%	2.48%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$942,281,175
# of Portfolio Holdings	284
Portfolio Turnover Rate	173%
Total Advisory Fees Paid	$3,457,213

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.8%
Housing	3.3%
Electric Utilities	3.5%
Other Revenue	3.6%
Hospital	6.3%
Education	7.9%
Water and Sewer	11.6%
Transportation	19.0%
General Obligations	37.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.5%
BB	1.8%
BBB	2.9%
A	16.7%
AA	60.7%
AAA	15.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

ECCAX-TSR-AR

Eaton Vance California Municipal Opportunities Fund

Class I EICAX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Eaton Vance California Municipal Opportunities Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.50%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Out-of-Index positions in variable-rate demand notes and floating-rate notes — typically considered defensive investments with virtually zero duration — detracted from returns relative to the Index as interest rates generally declined during the period

↓ Security selections and an underweight position in the health care sector, which outperformed the Index, detracted from performance relative to the Index

↓ Security selections and an underweight position in A-rated bonds hampered performance as lower-rated bonds generally outperformed higher-rated bonds

↑ An overweight position in bonds with 17 years or more remaining to maturity contributed to Index-relative returns as longer-maturity bonds generally outperformed shorter-maturity bonds during the period

↑ Tactical short-term U.S. Treasury futures trades, which were not present at period-end, contributed to performance relative to the Index during the period

↑ Security selections in general obligation bonds contributed to returns relative to the Index during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg California Municipal Bond Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,007,255	$1,006,857	$1,007,201
11/14	$1,007,637	$1,008,598	$1,008,428
12/14	$1,015,843	$1,013,687	$1,014,004
1/15	$1,033,945	$1,031,654	$1,031,413
2/15	$1,023,432	$1,021,012	$1,022,047
3/15	$1,027,812	$1,023,960	$1,025,161
4/15	$1,022,274	$1,018,588	$1,019,499
5/15	$1,021,687	$1,015,774	$1,017,165
6/15	$1,019,030	$1,014,848	$1,016,347
7/15	$1,026,384	$1,022,199	$1,023,967
8/15	$1,031,567	$1,024,207	$1,026,821
9/15	$1,041,803	$1,031,626	$1,033,922
10/15	$1,047,970	$1,035,727	$1,037,703
11/15	$1,055,218	$1,039,845	$1,041,738
12/15	$1,065,492	$1,047,151	$1,049,604
1/16	$1,079,832	$1,059,645	$1,061,123
2/16	$1,081,781	$1,061,312	$1,062,846
3/16	$1,088,808	$1,064,674	$1,066,410
4/16	$1,098,885	$1,072,502	$1,074,461
5/16	$1,105,723	$1,075,403	$1,077,559
6/16	$1,130,147	$1,092,511	$1,094,634
7/16	$1,127,607	$1,093,178	$1,095,109
8/16	$1,131,127	$1,094,653	$1,096,942
9/16	$1,126,090	$1,089,190	$1,090,244
10/16	$1,112,678	$1,077,763	$1,077,539
11/16	$1,066,822	$1,037,568	$1,035,996
12/16	$1,075,590	$1,049,749	$1,048,182
1/17	$1,080,214	$1,056,669	$1,056,392
2/17	$1,087,131	$1,064,007	$1,062,544
3/17	$1,089,765	$1,066,317	$1,064,616
4/17	$1,098,759	$1,074,054	$1,072,081
5/17	$1,114,080	$1,091,100	$1,089,959
6/17	$1,111,297	$1,087,187	$1,086,326
7/17	$1,118,167	$1,095,983	$1,095,887
8/17	$1,127,118	$1,104,323	$1,102,634
9/17	$1,122,088	$1,098,708	$1,097,483
10/17	$1,120,235	$1,101,390	$1,101,048
11/17	$1,116,267	$1,095,493	$1,095,147
12/17	$1,127,472	$1,106,943	$1,107,144
1/18	$1,113,824	$1,093,911	$1,093,900
2/18	$1,111,072	$1,090,642	$1,090,366
3/18	$1,116,974	$1,094,668	$1,095,266
4/18	$1,113,118	$1,090,761	$1,090,835
5/18	$1,131,145	$1,103,252	$1,105,531
6/18	$1,132,725	$1,104,193	$1,105,882
7/18	$1,135,381	$1,106,873	$1,108,498
8/18	$1,139,089	$1,109,715	$1,111,947
9/18	$1,130,725	$1,102,531	$1,103,429
10/18	$1,120,092	$1,095,742	$1,095,840
11/18	$1,130,616	$1,107,870	$1,107,244
12/18	$1,142,260	$1,121,135	$1,119,440
1/19	$1,148,313	$1,129,609	$1,126,745
2/19	$1,153,362	$1,135,658	$1,132,328
3/19	$1,175,195	$1,153,610	$1,150,940
4/19	$1,180,148	$1,157,945	$1,155,960
5/19	$1,198,572	$1,173,909	$1,172,919
6/19	$1,204,626	$1,178,244	$1,176,925
7/19	$1,213,958	$1,187,739	$1,186,758
8/19	$1,239,055	$1,206,474	$1,205,991
9/19	$1,230,122	$1,196,803	$1,197,022
10/19	$1,230,210	$1,198,948	$1,199,129
11/19	$1,231,491	$1,201,946	$1,201,850
12/19	$1,235,774	$1,205,616	$1,205,306
1/20	$1,256,500	$1,227,277	$1,226,897
2/20	$1,273,859	$1,243,103	$1,242,783
3/20	$1,221,059	$1,198,012	$1,199,387
4/20	$1,207,454	$1,182,977	$1,186,549
5/20	$1,246,975	$1,220,609	$1,226,740
6/20	$1,259,696	$1,230,655	$1,233,791
7/20	$1,286,077	$1,251,382	$1,254,988
8/20	$1,276,428	$1,245,511	$1,246,658
9/20	$1,277,103	$1,245,775	$1,246,307
10/20	$1,275,430	$1,242,033	$1,242,879
11/20	$1,298,354	$1,260,776	$1,262,057
12/20	$1,304,636	$1,268,456	$1,267,330
1/21	$1,309,744	$1,276,540	$1,273,370
2/21	$1,286,744	$1,256,257	$1,250,246
3/21	$1,291,574	$1,264,005	$1,258,852
4/21	$1,301,294	$1,274,607	$1,268,876
5/21	$1,306,273	$1,278,410	$1,272,352
6/21	$1,310,159	$1,281,920	$1,275,669
7/21	$1,320,075	$1,292,552	$1,286,286
8/21	$1,315,702	$1,287,808	$1,281,941
9/21	$1,305,481	$1,278,514	$1,272,481
10/21	$1,303,434	$1,274,776	$1,268,884
11/21	$1,314,541	$1,285,628	$1,280,235
12/21	$1,313,401	$1,287,702	$1,282,742
1/22	$1,282,637	$1,252,454	$1,244,707
2/22	$1,275,960	$1,247,967	$1,240,944
3/22	$1,234,484	$1,207,512	$1,199,646
4/22	$1,201,506	$1,174,113	$1,164,863
5/22	$1,214,361	$1,191,554	$1,184,523
6/22	$1,199,885	$1,172,038	$1,166,153
7/22	$1,225,132	$1,203,006	$1,199,040
8/22	$1,205,975	$1,176,640	$1,173,373
9/22	$1,174,510	$1,131,480	$1,130,002
10/22	$1,164,095	$1,122,070	$1,122,638
11/22	$1,214,809	$1,174,553	$1,174,228
12/22	$1,215,699	$1,177,916	$1,178,004
1/23	$1,249,679	$1,211,751	$1,209,811
2/23	$1,227,383	$1,184,351	$1,182,308
3/23	$1,248,122	$1,210,629	$1,208,077
4/23	$1,247,925	$1,207,864	$1,205,032
5/23	$1,241,574	$1,197,397	$1,194,956
6/23	$1,250,090	$1,209,391	$1,206,797
7/23	$1,254,841	$1,214,176	$1,211,677
8/23	$1,244,690	$1,196,696	$1,197,679
9/23	$1,217,135	$1,161,622	$1,163,285
10/23	$1,199,630	$1,151,737	$1,153,209
11/23	$1,270,308	$1,224,851	$1,223,701
12/23	$1,295,700	$1,253,319	$1,251,318
1/24	$1,296,988	$1,246,918	$1,246,229
2/24	$1,298,393	$1,248,519	$1,247,625
3/24	$1,298,437	$1,248,480	$1,246,073
4/24	$1,288,281	$1,233,018	$1,230,144
5/24	$1,288,320	$1,229,401	$1,226,387
6/24	$1,305,066	$1,248,245	$1,243,601
7/24	$1,315,376	$1,259,622	$1,254,672
8/24	$1,328,400	$1,269,557	$1,265,163
9/24	$1,342,862	$1,282,104	$1,278,053

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	10.32%	1.77%	2.99%
Bloomberg Municipal Bond Index	10.37%	1.38%	2.51%
Bloomberg California Municipal Bond Index	9.87%	1.32%	2.48%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$942,281,175
# of Portfolio Holdings	284
Portfolio Turnover Rate	173%
Total Advisory Fees Paid	$3,457,213

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.8%
Housing	3.3%
Electric Utilities	3.5%
Other Revenue	3.6%
Hospital	6.3%
Education	7.9%
Water and Sewer	11.6%
Transportation	19.0%
General Obligations	37.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.5%
BB	1.8%
BBB	2.9%
A	16.7%
AA	60.7%
AAA	15.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

EICAX-TSR-AR

Eaton Vance Massachusetts Municipal Income Fund

Class A ETMAX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Eaton Vance Massachusetts Municipal Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	0.81%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Out-of-Index positions in variable-rate demand notes and floating-rate notes — typically considered defensive investments with virtually zero duration — detracted from returns relative to the Index as interest rates generally declined during the period

↓ Security selections in the health care sector detracted from performance relative to the Index during the period

↓ Security selections in the housing sector detracted from performance relative to the Index during the period

↑ An overweight position in bonds rated BBB and below helped returns as lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ An overweight position in bonds with 17 years or more remaining to maturity contributed to Index-relative returns as longer-maturity bonds generally outperformed shorter-maturity bonds during the period

↑ An overweight position in 4% coupon bonds contributed to Index-relative returns as interest rates generally declined during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Massachusetts Municipal Bond Index
9/14	$9,675	$10,000	$10,000
10/14	$9,757	$10,069	$10,060
11/14	$9,728	$10,086	$10,073
12/14	$9,811	$10,137	$10,130
1/15	$9,967	$10,317	$10,314
2/15	$9,845	$10,210	$10,186
3/15	$9,884	$10,240	$10,223
4/15	$9,816	$10,186	$10,160
5/15	$9,779	$10,158	$10,143
6/15	$9,775	$10,148	$10,130
7/15	$9,836	$10,222	$10,211
8/15	$9,875	$10,242	$10,241
9/15	$9,926	$10,316	$10,320
10/15	$9,970	$10,357	$10,349
11/15	$10,043	$10,398	$10,390
12/15	$10,140	$10,472	$10,462
1/16	$10,230	$10,596	$10,586
2/16	$10,180	$10,613	$10,601
3/16	$10,243	$10,647	$10,629
4/16	$10,339	$10,725	$10,705
5/16	$10,366	$10,754	$10,727
6/16	$10,530	$10,925	$10,906
7/16	$10,479	$10,932	$10,913
8/16	$10,506	$10,947	$10,913
9/16	$10,442	$10,892	$10,851
10/16	$10,344	$10,778	$10,741
11/16	$9,927	$10,376	$10,304
12/16	$10,070	$10,497	$10,441
1/17	$10,086	$10,567	$10,506
2/17	$10,138	$10,640	$10,580
3/17	$10,178	$10,663	$10,603
4/17	$10,239	$10,741	$10,678
5/17	$10,392	$10,911	$10,854
6/17	$10,350	$10,872	$10,806
7/17	$10,411	$10,960	$10,888
8/17	$10,484	$11,043	$10,973
9/17	$10,441	$10,987	$10,894
10/17	$10,445	$11,014	$10,919
11/17	$10,393	$10,955	$10,862
12/17	$10,529	$11,069	$10,974
1/18	$10,368	$10,939	$10,829
2/18	$10,325	$10,906	$10,793
3/18	$10,388	$10,947	$10,843
4/18	$10,354	$10,908	$10,794
5/18	$10,452	$11,033	$10,914
6/18	$10,454	$11,042	$10,921
7/18	$10,467	$11,069	$10,943
8/18	$10,470	$11,097	$10,974
9/18	$10,423	$11,025	$10,892
10/18	$10,352	$10,957	$10,825
11/18	$10,452	$11,079	$10,960
12/18	$10,563	$11,211	$11,096
1/19	$10,626	$11,296	$11,172
2/19	$10,689	$11,357	$11,233
3/19	$10,838	$11,536	$11,403
4/19	$10,889	$11,579	$11,448
5/19	$11,013	$11,739	$11,593
6/19	$11,051	$11,782	$11,635
7/19	$11,125	$11,877	$11,727
8/19	$11,310	$12,065	$11,910
9/19	$11,202	$11,968	$11,819
10/19	$11,200	$11,989	$11,847
11/19	$11,199	$12,019	$11,870
12/19	$11,223	$12,056	$11,902
1/20	$11,436	$12,273	$12,114
2/20	$11,601	$12,431	$12,251
3/20	$11,210	$11,980	$11,930
4/20	$11,033	$11,830	$11,818
5/20	$11,361	$12,206	$12,207
6/20	$11,436	$12,307	$12,210
7/20	$11,611	$12,514	$12,410
8/20	$11,557	$12,455	$12,340
9/20	$11,553	$12,458	$12,348
10/20	$11,523	$12,420	$12,312
11/20	$11,661	$12,608	$12,479
12/20	$11,721	$12,685	$12,531
1/21	$11,751	$12,765	$12,588
2/21	$11,563	$12,563	$12,367
3/21	$11,605	$12,640	$12,450
4/21	$11,687	$12,746	$12,551
5/21	$11,718	$12,784	$12,571
6/21	$11,749	$12,819	$12,595
7/21	$11,830	$12,926	$12,697
8/21	$11,795	$12,878	$12,654
9/21	$11,695	$12,785	$12,551
10/21	$11,673	$12,748	$12,517
11/21	$11,757	$12,856	$12,627
12/21	$11,750	$12,877	$12,649
1/22	$11,451	$12,525	$12,289
2/22	$11,391	$12,480	$12,250
3/22	$11,027	$12,075	$11,862
4/22	$10,651	$11,741	$11,528
5/22	$10,736	$11,916	$11,706
6/22	$10,559	$11,720	$11,528
7/22	$10,872	$12,030	$11,817
8/22	$10,590	$11,766	$11,578
9/22	$10,187	$11,315	$11,137
10/22	$10,132	$11,221	$11,056
11/22	$10,625	$11,746	$11,564
12/22	$10,610	$11,779	$11,586
1/23	$10,918	$12,118	$11,902
2/23	$10,662	$11,844	$11,637
3/23	$10,877	$12,106	$11,901
4/23	$10,876	$12,079	$11,862
5/23	$10,781	$11,974	$11,755
6/23	$10,863	$12,094	$11,841
7/23	$10,863	$12,142	$11,881
8/23	$10,768	$11,967	$11,712
9/23	$10,468	$11,616	$11,383
10/23	$10,291	$11,517	$11,299
11/23	$10,966	$12,249	$11,961
12/23	$11,216	$12,533	$12,236
1/24	$11,203	$12,469	$12,182
2/24	$11,191	$12,485	$12,193
3/24	$11,179	$12,485	$12,190
4/24	$11,057	$12,330	$12,030
5/24	$10,990	$12,294	$11,981
6/24	$11,189	$12,482	$12,154
7/24	$11,291	$12,596	$12,280
8/24	$11,351	$12,696	$12,392
9/24	$11,477	$12,821	$12,514

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	9.68%	0.49%	1.73%
Class A with 3.25% Maximum Sales Charge	6.07%	(0.16)%	1.39%
Bloomberg Municipal Bond Index	10.37%	1.38%	2.51%
Bloomberg Massachusetts Municipal Bond Index	9.94%	1.15%	2.27%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$166,484,049
# of Portfolio Holdings	85
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$571,899

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	10.2%
Water and Sewer	3.3%
Housing	4.3%
Special Tax Revenue	8.4%
Transportation	10.9%
Hospital	14.2%
General Obligations	21.3%
Education	27.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea ,Footnote Referenceb

AAA
21.7%
AA
49.8%
A
12.4%
BBB
9.7%
BB
2.3%
B
0.8%
Not Rated
3.3%

Value	Value
Not Rated	3.3%
B	0.8%
BB	2.3%
BBB	9.7%
A	12.4%
AA	49.8%
AAA	21.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

ETMAX-TSR-AR

Eaton Vance Massachusetts Municipal Income Fund

Class C ECMMX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Eaton Vance Massachusetts Municipal Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$163	1.56%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Out-of-Index positions in variable-rate demand notes and floating-rate notes — typically considered defensive investments with virtually zero duration — detracted from returns relative to the Index as interest rates generally declined during the period

↓ Security selections in the health care sector detracted from performance relative to the Index during the period

↓ Security selections in the housing sector detracted from performance relative to the Index during the period

↑ An overweight position in bonds rated BBB and below helped returns as lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ An overweight position in bonds with 17 years or more remaining to maturity contributed to Index-relative returns as longer-maturity bonds generally outperformed shorter-maturity bonds during the period

↑ An overweight position in 4% coupon bonds contributed to Index-relative returns as interest rates generally declined during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg Massachusetts Municipal Bond Index
9/14	$10,000	$10,000	$10,000
10/14	$10,089	$10,069	$10,060
11/14	$10,054	$10,086	$10,073
12/14	$10,121	$10,137	$10,130
1/15	$10,287	$10,317	$10,314
2/15	$10,145	$10,210	$10,186
3/15	$10,178	$10,240	$10,223
4/15	$10,101	$10,186	$10,160
5/15	$10,068	$10,158	$10,143
6/15	$10,047	$10,148	$10,130
7/15	$10,103	$10,222	$10,211
8/15	$10,149	$10,242	$10,241
9/15	$10,195	$10,316	$10,320
10/15	$10,221	$10,357	$10,349
11/15	$10,290	$10,398	$10,390
12/15	$10,395	$10,472	$10,462
1/16	$10,480	$10,596	$10,586
2/16	$10,423	$10,613	$10,601
3/16	$10,481	$10,647	$10,629
4/16	$10,572	$10,725	$10,705
5/16	$10,593	$10,754	$10,727
6/16	$10,754	$10,925	$10,906
7/16	$10,695	$10,932	$10,913
8/16	$10,716	$10,947	$10,913
9/16	$10,644	$10,892	$10,851
10/16	$10,537	$10,778	$10,741
11/16	$10,107	$10,376	$10,304
12/16	$10,246	$10,497	$10,441
1/17	$10,245	$10,567	$10,506
2/17	$10,291	$10,640	$10,580
3/17	$10,336	$10,663	$10,603
4/17	$10,380	$10,741	$10,678
5/17	$10,529	$10,911	$10,854
6/17	$10,480	$10,872	$10,806
7/17	$10,546	$10,960	$10,888
8/17	$10,602	$11,043	$10,973
9/17	$10,552	$10,987	$10,894
10/17	$10,550	$11,014	$10,919
11/17	$10,502	$10,955	$10,862
12/17	$10,621	$11,069	$10,974
1/18	$10,464	$10,939	$10,829
2/18	$10,415	$10,906	$10,793
3/18	$10,472	$10,947	$10,843
4/18	$10,431	$10,908	$10,794
5/18	$10,522	$11,033	$10,914
6/18	$10,506	$11,042	$10,921
7/18	$10,525	$11,069	$10,943
8/18	$10,521	$11,097	$10,974
9/18	$10,468	$11,025	$10,892
10/18	$10,378	$10,957	$10,825
11/18	$10,472	$11,079	$10,960
12/18	$10,589	$11,211	$11,096
1/19	$10,632	$11,296	$11,172
2/19	$10,702	$11,357	$11,233
3/19	$10,831	$11,536	$11,403
4/19	$10,876	$11,579	$11,448
5/19	$11,005	$11,739	$11,593
6/19	$11,024	$11,782	$11,635
7/19	$11,103	$11,877	$11,727
8/19	$11,268	$12,065	$11,910
9/19	$11,153	$11,968	$11,819
10/19	$11,144	$11,989	$11,847
11/19	$11,149	$12,019	$11,870
12/19	$11,166	$12,056	$11,902
1/20	$11,371	$12,273	$12,114
2/20	$11,515	$12,431	$12,251
3/20	$11,120	$11,980	$11,930
4/20	$10,938	$11,830	$11,818
5/20	$11,257	$12,206	$12,207
6/20	$11,325	$12,307	$12,210
7/20	$11,492	$12,514	$12,410
8/20	$11,431	$12,455	$12,340
9/20	$11,421	$12,458	$12,348
10/20	$11,386	$12,420	$12,312
11/20	$11,516	$12,608	$12,479
12/20	$11,569	$12,685	$12,531
1/21	$11,592	$12,765	$12,588
2/21	$11,399	$12,563	$12,367
3/21	$11,421	$12,640	$12,450
4/21	$11,494	$12,746	$12,551
5/21	$11,517	$12,784	$12,571
6/21	$11,541	$12,819	$12,595
7/21	$11,626	$12,926	$12,697
8/21	$11,584	$12,878	$12,654
9/21	$11,466	$12,785	$12,551
10/21	$11,450	$12,748	$12,517
11/21	$11,525	$12,856	$12,627
12/21	$11,511	$12,877	$12,649
1/22	$11,211	$12,525	$12,289
2/22	$11,132	$12,480	$12,250
3/22	$10,769	$12,075	$11,862
4/22	$10,395	$11,741	$11,528
5/22	$10,485	$11,916	$11,706
6/22	$10,306	$11,720	$11,528
7/22	$10,592	$12,030	$11,817
8/22	$10,323	$11,766	$11,578
9/22	$9,924	$11,315	$11,137
10/22	$9,850	$11,221	$11,056
11/22	$10,324	$11,746	$11,564
12/22	$10,316	$11,779	$11,586
1/23	$10,609	$12,118	$11,902
2/23	$10,354	$11,844	$11,637
3/23	$10,556	$12,106	$11,901
4/23	$10,549	$12,079	$11,862
5/23	$10,450	$11,974	$11,755
6/23	$10,510	$12,094	$11,841
7/23	$10,517	$12,142	$11,881
8/23	$10,418	$11,967	$11,712
9/23	$10,121	$11,616	$11,383
10/23	$9,943	$11,517	$11,299
11/23	$10,590	$12,249	$11,961
12/23	$10,824	$12,533	$12,236
1/24	$10,791	$12,469	$12,182
2/24	$10,787	$12,485	$12,193
3/24	$10,769	$12,485	$12,190
4/24	$10,644	$12,330	$12,030
5/24	$10,572	$12,294	$11,981
6/24	$10,758	$12,482	$12,154
7/24	$10,849	$12,596	$12,280
8/24	$10,899	$12,696	$12,392
9/24	$11,184	$12,821	$12,514

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C	8.86%	(0.24)%	1.12%
Class C with 1% Maximum Deferred Sales Charge	7.86%	(0.24)%	1.12%
Bloomberg Municipal Bond Index	10.37%	1.38%	2.51%
Bloomberg Massachusetts Municipal Bond Index	9.94%	1.15%	2.27%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$166,484,049
# of Portfolio Holdings	85
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$571,899

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	10.2%
Water and Sewer	3.3%
Housing	4.3%
Special Tax Revenue	8.4%
Transportation	10.9%
Hospital	14.2%
General Obligations	21.3%
Education	27.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea ,Footnote Referenceb

Value	Value
Not Rated	3.3%
B	0.8%
BB	2.3%
BBB	9.7%
A	12.4%
AA	49.8%
AAA	21.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

ECMMX-TSR-AR

Eaton Vance Massachusetts Municipal Income Fund

Class I EIMAX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Eaton Vance Massachusetts Municipal Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$64	0.61%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Out-of-Index positions in variable-rate demand notes and floating-rate notes — typically considered defensive investments with virtually zero duration — detracted from returns relative to the Index as interest rates generally declined during the period

↓ Security selections in the health care sector detracted from performance relative to the Index during the period

↓ Security selections in the housing sector detracted from performance relative to the Index during the period

↑ An overweight position in bonds rated BBB and below helped returns as lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ An overweight position in bonds with 17 years or more remaining to maturity contributed to Index-relative returns as longer-maturity bonds generally outperformed shorter-maturity bonds during the period

↑ An overweight position in 4% coupon bonds contributed to Index-relative returns as interest rates generally declined during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg Massachusetts Municipal Bond Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,008,636	$1,006,857	$1,006,017
11/14	$1,005,856	$1,008,598	$1,007,316
12/14	$1,013,416	$1,013,687	$1,012,952
1/15	$1,030,893	$1,031,654	$1,031,362
2/15	$1,017,340	$1,021,012	$1,018,557
3/15	$1,022,668	$1,023,960	$1,022,252
4/15	$1,014,604	$1,018,588	$1,015,972
5/15	$1,012,074	$1,015,774	$1,014,267
6/15	$1,010,694	$1,014,848	$1,012,981
7/15	$1,017,230	$1,022,199	$1,021,102
8/15	$1,022,612	$1,024,207	$1,024,066
9/15	$1,028,051	$1,031,626	$1,032,040
10/15	$1,032,712	$1,035,727	$1,034,924
11/15	$1,040,475	$1,039,845	$1,038,956
12/15	$1,050,744	$1,047,151	$1,046,151
1/16	$1,060,111	$1,059,645	$1,058,642
2/16	$1,055,198	$1,061,312	$1,060,105
3/16	$1,061,864	$1,064,674	$1,062,950
4/16	$1,071,941	$1,072,502	$1,070,538
5/16	$1,074,955	$1,075,403	$1,072,719
6/16	$1,092,154	$1,092,511	$1,090,559
7/16	$1,087,064	$1,093,178	$1,091,307
8/16	$1,090,040	$1,094,653	$1,091,254
9/16	$1,083,601	$1,089,190	$1,085,064
10/16	$1,073,560	$1,077,763	$1,074,086
11/16	$1,030,524	$1,037,568	$1,030,438
12/16	$1,045,460	$1,049,749	$1,044,109
1/17	$1,047,385	$1,056,669	$1,050,603
2/17	$1,052,857	$1,064,007	$1,057,957
3/17	$1,057,190	$1,066,317	$1,060,336
4/17	$1,063,703	$1,074,054	$1,067,774
5/17	$1,079,852	$1,091,100	$1,085,405
6/17	$1,075,588	$1,087,187	$1,080,631
7/17	$1,082,120	$1,095,983	$1,088,812
8/17	$1,088,690	$1,104,323	$1,097,273
9/17	$1,084,363	$1,098,708	$1,089,432
10/17	$1,086,262	$1,101,390	$1,091,867
11/17	$1,080,963	$1,095,493	$1,086,203
12/17	$1,094,136	$1,106,943	$1,097,359
1/18	$1,078,753	$1,093,911	$1,082,880
2/18	$1,074,467	$1,090,642	$1,079,327
3/18	$1,081,267	$1,094,668	$1,084,276
4/18	$1,077,891	$1,090,761	$1,079,389
5/18	$1,088,213	$1,103,252	$1,091,415
6/18	$1,088,603	$1,104,193	$1,092,090
7/18	$1,090,243	$1,106,873	$1,094,310
8/18	$1,090,636	$1,109,715	$1,097,357
9/18	$1,085,955	$1,102,531	$1,089,193
10/18	$1,078,776	$1,095,742	$1,082,476
11/18	$1,089,354	$1,107,870	$1,095,966
12/18	$1,101,134	$1,121,135	$1,109,622
1/19	$1,107,840	$1,129,609	$1,117,186
2/19	$1,114,627	$1,135,658	$1,123,261
3/19	$1,130,326	$1,153,610	$1,140,342
4/19	$1,134,566	$1,157,945	$1,144,760
5/19	$1,148,977	$1,173,909	$1,159,275
6/19	$1,151,818	$1,178,244	$1,163,544
7/19	$1,161,002	$1,187,739	$1,172,730
8/19	$1,179,238	$1,206,474	$1,191,023
9/19	$1,169,447	$1,196,803	$1,181,863
10/19	$1,169,435	$1,198,948	$1,184,746
11/19	$1,169,499	$1,201,946	$1,187,025
12/19	$1,172,251	$1,205,616	$1,190,186
1/20	$1,194,692	$1,227,277	$1,211,391
2/20	$1,210,744	$1,243,103	$1,225,069
3/20	$1,170,069	$1,198,012	$1,193,037
4/20	$1,153,074	$1,182,977	$1,181,777
5/20	$1,186,228	$1,220,609	$1,220,708
6/20	$1,195,541	$1,230,655	$1,220,973
7/20	$1,213,997	$1,251,382	$1,241,037
8/20	$1,208,457	$1,245,511	$1,233,983
9/20	$1,208,173	$1,245,775	$1,234,785
10/20	$1,205,211	$1,242,033	$1,231,177
11/20	$1,221,042	$1,260,776	$1,247,879
12/20	$1,226,087	$1,268,456	$1,253,108
1/21	$1,229,529	$1,276,540	$1,258,816
2/21	$1,211,368	$1,256,257	$1,236,696
3/21	$1,214,636	$1,264,005	$1,244,987
4/21	$1,223,389	$1,274,607	$1,255,090
5/21	$1,226,790	$1,278,410	$1,257,056
6/21	$1,230,273	$1,281,920	$1,259,510
7/21	$1,240,389	$1,292,552	$1,269,718
8/21	$1,235,494	$1,287,808	$1,265,448
9/21	$1,225,267	$1,278,514	$1,255,092
10/21	$1,223,207	$1,274,776	$1,251,702
11/21	$1,233,536	$1,285,628	$1,262,728
12/21	$1,232,975	$1,287,702	$1,264,856
1/22	$1,200,523	$1,252,454	$1,228,906
2/22	$1,194,355	$1,247,967	$1,225,035
3/22	$1,156,390	$1,207,512	$1,186,209
4/22	$1,117,131	$1,174,113	$1,152,772
5/22	$1,126,329	$1,191,554	$1,170,645
6/22	$1,109,288	$1,172,038	$1,152,825
7/22	$1,140,967	$1,203,006	$1,181,705
8/22	$1,111,549	$1,176,640	$1,157,815
9/22	$1,070,827	$1,131,480	$1,113,742
10/22	$1,063,768	$1,122,070	$1,105,590
11/22	$1,115,739	$1,174,553	$1,156,368
12/22	$1,114,356	$1,177,916	$1,158,599
1/23	$1,146,869	$1,211,751	$1,190,157
2/23	$1,120,184	$1,184,351	$1,163,667
3/23	$1,142,961	$1,210,629	$1,190,137
4/23	$1,143,081	$1,207,864	$1,186,183
5/23	$1,134,724	$1,197,397	$1,175,501
6/23	$1,142,098	$1,209,391	$1,184,083
7/23	$1,143,748	$1,214,176	$1,188,093
8/23	$1,133,920	$1,196,696	$1,171,218
9/23	$1,101,074	$1,161,622	$1,138,256
10/23	$1,082,615	$1,151,737	$1,129,871
11/23	$1,153,874	$1,224,851	$1,196,102
12/23	$1,180,335	$1,253,319	$1,223,607
1/24	$1,179,202	$1,246,918	$1,218,192
2/24	$1,178,164	$1,248,519	$1,219,266
3/24	$1,177,099	$1,248,480	$1,219,014
4/24	$1,164,371	$1,233,018	$1,202,978
5/24	$1,157,495	$1,229,401	$1,198,090
6/24	$1,178,719	$1,248,245	$1,215,403
7/24	$1,189,657	$1,259,622	$1,228,031
8/24	$1,196,146	$1,269,557	$1,239,172
9/24	$1,210,123	$1,282,104	$1,251,402

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	9.90%	0.69%	1.92%
Bloomberg Municipal Bond Index	10.37%	1.38%	2.51%
Bloomberg Massachusetts Municipal Bond Index	9.94%	1.15%	2.27%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$166,484,049
# of Portfolio Holdings	85
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$571,899

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	10.2%
Water and Sewer	3.3%
Housing	4.3%
Special Tax Revenue	8.4%
Transportation	10.9%
Hospital	14.2%
General Obligations	21.3%
Education	27.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea ,Footnote Referenceb

Value	Value
Not Rated	3.3%
B	0.8%
BB	2.3%
BBB	9.7%
A	12.4%
AA	49.8%
AAA	21.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

EIMAX-TSR-AR

Eaton Vance National Municipal Income Fund

Class A EANAX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Eaton Vance National Municipal Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.71%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight position in bonds with 17 years or more remaining to maturity helped returns as longer-maturity bonds outperformed shorter-maturity bonds

↑ Security selections and an overweight position in 4% coupon bonds contributed to Index-relative returns as interest rates generally declined during the period

↑ Security selections and an overweight position in the health care sector — the best-performing sector within the Index during the period — contributed to Fund returns relative to the Index

↓ An out-of-Index position in variable-rate demand notes — typically considered defensive investments with virtually zero duration — detracted from returns relative to the Index as interest rates generally declined during the period

↓ An underweight position in bonds with coupon rates below 4% ― excluding zero-coupon bonds ― detracted from Index-relative returns during the period

↓ Security selections in bonds with 22 years or more remaining to maturity detracted from Fund performance relative to the Index during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index
9/14	$9,675	$10,000
10/14	$9,736	$10,069
11/14	$9,728	$10,086
12/14	$9,829	$10,137
1/15	$10,020	$10,317
2/15	$9,873	$10,210
3/15	$9,915	$10,240
4/15	$9,857	$10,186
5/15	$9,839	$10,158
6/15	$9,811	$10,148
7/15	$9,873	$10,222
8/15	$9,936	$10,242
9/15	$9,999	$10,316
10/15	$10,052	$10,357
11/15	$10,126	$10,398
12/15	$10,252	$10,472
1/16	$10,356	$10,596
2/16	$10,297	$10,613
3/16	$10,393	$10,647
4/16	$10,520	$10,725
5/16	$10,573	$10,754
6/16	$10,785	$10,925
7/16	$10,734	$10,932
8/16	$10,798	$10,947
9/16	$10,767	$10,892
10/16	$10,672	$10,778
11/16	$10,310	$10,376
12/16	$10,427	$10,497
1/17	$10,461	$10,567
2/17	$10,505	$10,640
3/17	$10,538	$10,663
4/17	$10,614	$10,741
5/17	$10,766	$10,911
6/17	$10,733	$10,872
7/17	$10,820	$10,960
8/17	$10,907	$11,043
9/17	$10,908	$10,987
10/17	$10,873	$11,014
11/17	$10,839	$10,955
12/17	$10,915	$11,069
1/18	$10,825	$10,939
2/18	$10,813	$10,906
3/18	$10,846	$10,947
4/18	$10,822	$10,908
5/18	$10,968	$11,033
6/18	$10,993	$11,042
7/18	$11,039	$11,069
8/18	$11,049	$11,097
9/18	$10,991	$11,025
10/18	$10,931	$10,957
11/18	$11,020	$11,079
12/18	$11,108	$11,211
1/19	$11,163	$11,296
2/19	$11,254	$11,357
3/19	$11,436	$11,536
4/19	$11,491	$11,579
5/19	$11,672	$11,739
6/19	$11,714	$11,782
7/19	$11,813	$11,877
8/19	$12,042	$12,065
9/19	$11,932	$11,968
10/19	$11,925	$11,989
11/19	$11,943	$12,019
12/19	$11,984	$12,056
1/20	$12,237	$12,273
2/20	$12,456	$12,431
3/20	$11,899	$11,980
4/20	$11,676	$11,830
5/20	$12,074	$12,206
6/20	$12,246	$12,307
7/20	$12,467	$12,514
8/20	$12,399	$12,455
9/20	$12,390	$12,458
10/20	$12,345	$12,420
11/20	$12,578	$12,608
12/20	$12,677	$12,685
1/21	$12,775	$12,765
2/21	$12,544	$12,563
3/21	$12,628	$12,640
4/21	$12,749	$12,746
5/21	$12,819	$12,784
6/21	$12,855	$12,819
7/21	$12,951	$12,926
8/21	$12,874	$12,878
9/21	$12,760	$12,785
10/21	$12,732	$12,748
11/21	$12,853	$12,856
12/21	$12,863	$12,877
1/22	$12,512	$12,525
2/22	$12,424	$12,480
3/22	$12,035	$12,075
4/22	$11,698	$11,741
5/22	$11,851	$11,916
6/22	$11,604	$11,720
7/22	$11,885	$12,030
8/22	$11,599	$11,766
9/22	$11,149	$11,315
10/22	$11,018	$11,221
11/22	$11,652	$11,746
12/22	$11,585	$11,779
1/23	$12,005	$12,118
2/23	$11,707	$11,844
3/23	$11,937	$12,106
4/23	$11,973	$12,079
5/23	$11,892	$11,974
6/23	$12,019	$12,094
7/23	$12,055	$12,142
8/23	$11,895	$11,967
9/23	$11,526	$11,616
10/23	$11,301	$11,517
11/23	$12,133	$12,249
12/23	$12,477	$12,533
1/24	$12,489	$12,469
2/24	$12,488	$12,485
3/24	$12,486	$12,485
4/24	$12,338	$12,330
5/24	$12,377	$12,294
6/24	$12,566	$12,482
7/24	$12,660	$12,596
8/24	$12,726	$12,696
9/24	$12,891	$12,821

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	11.82%	1.55%	2.91%
Class A with 3.25% Maximum Sales Charge	8.24%	0.89%	2.57%
Bloomberg Municipal Bond Index	10.37%	1.38%	2.51%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$4,618,197,661
# of Portfolio Holdings	548
Portfolio Turnover Rate	82%
Total Advisory Fees Paid	$13,359,012

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.7%
Other Revenue	3.3%
Housing	3.8%
Electric Utilities	5.3%
Education	5.7%
Water and Sewer	8.0%
Special Tax Revenue	9.7%
Hospital	12.8%
General Obligations	21.1%
Transportation	22.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea ,Footnote Referenceb

AAA
18.8%
AA
50.0%
A
19.0%
BBB
6.1%
BB
2.0%
Not Rated
4.1%

Value	Value
Not Rated	4.1%
BB	2.0%
BBB	6.1%
A	19.0%
AA	50.0%
AAA	18.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

EANAX-TSR-AR

Eaton Vance National Municipal Income Fund

Class C ECHMX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Eaton Vance National Municipal Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$154	1.46%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight position in bonds with 17 years or more remaining to maturity helped returns as longer-maturity bonds outperformed shorter-maturity bonds

↑ Security selections and an overweight position in 4% coupon bonds contributed to Index-relative returns as interest rates generally declined during the period

↑ Security selections and an overweight position in the health care sector — the best-performing sector within the Index during the period — contributed to Fund returns relative to the Index

↓ An out-of-Index position in variable-rate demand notes — typically considered defensive investments with virtually zero duration — detracted from returns relative to the Index as interest rates generally declined during the period

↓ An underweight position in bonds with coupon rates below 4% ― excluding zero-coupon bonds ― detracted from Index-relative returns during the period

↓ Security selections in bonds with 22 years or more remaining to maturity detracted from Fund performance relative to the Index during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index
9/14	$10,000	$10,000
10/14	$10,057	$10,069
11/14	$10,042	$10,086
12/14	$10,140	$10,137
1/15	$10,330	$10,317
2/15	$10,173	$10,210
3/15	$10,210	$10,240
4/15	$10,144	$10,186
5/15	$10,119	$10,158
6/15	$10,073	$10,148
7/15	$10,142	$10,222
8/15	$10,199	$10,242
9/15	$10,258	$10,316
10/15	$10,305	$10,357
11/15	$10,375	$10,398
12/15	$10,497	$10,472
1/16	$10,598	$10,596
2/16	$10,531	$10,613
3/16	$10,622	$10,647
4/16	$10,745	$10,725
5/16	$10,793	$10,754
6/16	$11,003	$10,925
7/16	$10,944	$10,932
8/16	$11,002	$10,947
9/16	$10,963	$10,892
10/16	$10,859	$10,778
11/16	$10,485	$10,376
12/16	$10,598	$10,497
1/17	$10,625	$10,567
2/17	$10,663	$10,640
3/17	$10,690	$10,663
4/17	$10,761	$10,741
5/17	$10,908	$10,911
6/17	$10,868	$10,872
7/17	$10,949	$10,960
8/17	$11,031	$11,043
9/17	$11,024	$10,987
10/17	$10,982	$11,014
11/17	$10,941	$10,955
12/17	$11,010	$11,069
1/18	$10,913	$10,939
2/18	$10,895	$10,906
3/18	$10,920	$10,947
4/18	$10,890	$10,908
5/18	$11,030	$11,033
6/18	$11,048	$11,042
7/18	$11,088	$11,069
8/18	$11,090	$11,097
9/18	$11,025	$11,025
10/18	$10,958	$10,957
11/18	$11,040	$11,079
12/18	$11,122	$11,211
1/19	$11,170	$11,296
2/19	$11,254	$11,357
3/19	$11,430	$11,536
4/19	$11,477	$11,579
5/19	$11,651	$11,739
6/19	$11,685	$11,782
7/19	$11,777	$11,877
8/19	$11,998	$12,065
9/19	$11,881	$11,968
10/19	$11,867	$11,989
11/19	$11,878	$12,019
12/19	$11,911	$12,056
1/20	$12,155	$12,273
2/20	$12,365	$12,431
3/20	$11,805	$11,980
4/20	$11,576	$11,830
5/20	$11,964	$12,206
6/20	$12,127	$12,307
7/20	$12,338	$12,514
8/20	$12,263	$12,455
9/20	$12,247	$12,458
10/20	$12,194	$12,420
11/20	$12,417	$12,608
12/20	$12,507	$12,685
1/21	$12,596	$12,765
2/21	$12,361	$12,563
3/21	$12,435	$12,640
4/21	$12,546	$12,746
5/21	$12,608	$12,784
6/21	$12,635	$12,819
7/21	$12,721	$12,926
8/21	$12,637	$12,878
9/21	$12,518	$12,785
10/21	$12,482	$12,748
11/21	$12,581	$12,856
12/21	$12,595	$12,877
1/22	$12,243	$12,525
2/22	$12,150	$12,480
3/22	$11,762	$12,075
4/22	$11,426	$11,741
5/22	$11,568	$11,916
6/22	$11,321	$11,720
7/22	$11,587	$12,030
8/22	$11,301	$11,766
9/22	$10,856	$11,315
10/22	$10,721	$11,221
11/22	$11,331	$11,746
12/22	$11,259	$11,779
1/23	$11,659	$12,118
2/23	$11,364	$11,844
3/23	$11,579	$12,106
4/23	$11,607	$12,079
5/23	$11,521	$11,974
6/23	$11,637	$12,094
7/23	$11,665	$12,142
8/23	$11,503	$11,967
9/23	$11,139	$11,616
10/23	$10,914	$11,517
11/23	$11,711	$12,249
12/23	$12,035	$12,533
1/24	$12,039	$12,469
2/24	$12,031	$12,485
3/24	$12,022	$12,485
4/24	$11,871	$12,330
5/24	$11,901	$12,294
6/24	$12,076	$12,482
7/24	$12,158	$12,596
8/24	$12,214	$12,696
9/24	$12,550	$12,821

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C	10.99%	0.80%	2.30%
Class C with 1% Maximum Deferred Sales Charge	9.99%	0.80%	2.30%
Bloomberg Municipal Bond Index	10.37%	1.38%	2.51%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$4,618,197,661
# of Portfolio Holdings	548
Portfolio Turnover Rate	82%
Total Advisory Fees Paid	$13,359,012

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.7%
Other Revenue	3.3%
Housing	3.8%
Electric Utilities	5.3%
Education	5.7%
Water and Sewer	8.0%
Special Tax Revenue	9.7%
Hospital	12.8%
General Obligations	21.1%
Transportation	22.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea ,Footnote Referenceb

Value	Value
Not Rated	4.1%
BB	2.0%
BBB	6.1%
A	19.0%
AA	50.0%
AAA	18.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

ECHMX-TSR-AR

Eaton Vance National Municipal Income Fund

Class I EIHMX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Eaton Vance National Municipal Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.46%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight position in bonds with 17 years or more remaining to maturity helped returns as longer-maturity bonds outperformed shorter-maturity bonds

↑ Security selections and an overweight position in 4% coupon bonds contributed to Index-relative returns as interest rates generally declined during the period

↑ Security selections and an overweight position in the health care sector — the best-performing sector within the Index during the period — contributed to Fund returns relative to the Index

↓ An out-of-Index position in variable-rate demand notes — typically considered defensive investments with virtually zero duration — detracted from returns relative to the Index as interest rates generally declined during the period

↓ An underweight position in bonds with coupon rates below 4% ― excluding zero-coupon bonds ― detracted from Index-relative returns during the period

↓ Security selections in bonds with 22 years or more remaining to maturity detracted from Fund performance relative to the Index during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index
9/14	$1,000,000	$1,000,000
10/14	$1,005,503	$1,006,857
11/14	$1,004,890	$1,008,598
12/14	$1,015,498	$1,013,687
1/15	$1,035,468	$1,031,654
2/15	$1,020,453	$1,021,012
3/15	$1,025,034	$1,023,960
4/15	$1,019,257	$1,018,588
5/15	$1,017,607	$1,015,774
6/15	$1,014,900	$1,014,848
7/15	$1,021,579	$1,022,199
8/15	$1,028,228	$1,024,207
9/15	$1,034,978	$1,031,626
10/15	$1,040,681	$1,035,727
11/15	$1,048,558	$1,039,845
12/15	$1,061,805	$1,047,151
1/16	$1,072,893	$1,059,645
2/16	$1,066,957	$1,061,312
3/16	$1,077,114	$1,064,674
4/16	$1,090,460	$1,072,502
5/16	$1,096,259	$1,075,403
6/16	$1,118,468	$1,092,511
7/16	$1,113,412	$1,093,178
8/16	$1,120,238	$1,094,653
9/16	$1,117,225	$1,089,190
10/16	$1,107,609	$1,077,763
11/16	$1,070,332	$1,037,568
12/16	$1,082,732	$1,049,749
1/17	$1,086,398	$1,056,669
2/17	$1,091,194	$1,064,007
3/17	$1,094,871	$1,066,317
4/17	$1,102,982	$1,074,054
5/17	$1,118,985	$1,091,100
6/17	$1,115,809	$1,087,187
7/17	$1,125,117	$1,095,983
8/17	$1,134,445	$1,104,323
9/17	$1,134,694	$1,098,708
10/17	$1,131,377	$1,101,390
11/17	$1,128,028	$1,095,493
12/17	$1,136,141	$1,106,943
1/18	$1,127,040	$1,093,911
2/18	$1,126,047	$1,090,642
3/18	$1,129,665	$1,094,668
4/18	$1,127,420	$1,090,761
5/18	$1,142,907	$1,103,252
6/18	$1,145,730	$1,104,193
7/18	$1,150,801	$1,106,873
8/18	$1,151,988	$1,109,715
9/18	$1,146,175	$1,102,531
10/18	$1,140,184	$1,095,742
11/18	$1,149,692	$1,107,870
12/18	$1,159,202	$1,121,135
1/19	$1,165,176	$1,129,609
2/19	$1,174,852	$1,135,658
3/19	$1,194,146	$1,153,610
4/19	$1,200,072	$1,157,945
5/19	$1,219,234	$1,173,909
6/19	$1,223,834	$1,178,244
7/19	$1,234,465	$1,187,739
8/19	$1,258,645	$1,206,474
9/19	$1,247,308	$1,196,803
10/19	$1,246,829	$1,198,948
11/19	$1,248,959	$1,201,946
12/19	$1,253,480	$1,205,616
1/20	$1,280,226	$1,227,277
2/20	$1,303,362	$1,243,103
3/20	$1,245,356	$1,198,012
4/20	$1,222,262	$1,182,977
5/20	$1,264,246	$1,220,609
6/20	$1,282,521	$1,230,655
7/20	$1,305,906	$1,251,382
8/20	$1,299,052	$1,245,511
9/20	$1,298,384	$1,245,775
10/20	$1,293,906	$1,242,033
11/20	$1,318,649	$1,260,776
12/20	$1,329,281	$1,268,456
1/21	$1,339,845	$1,276,540
2/21	$1,315,886	$1,256,257
3/21	$1,324,945	$1,264,005
4/21	$1,337,866	$1,274,607
5/21	$1,345,551	$1,278,410
6/21	$1,349,591	$1,281,920
7/21	$1,359,934	$1,292,552
8/21	$1,352,139	$1,287,808
9/21	$1,340,459	$1,278,514
10/21	$1,337,810	$1,274,776
11/21	$1,349,511	$1,285,628
12/21	$1,352,123	$1,287,702
1/22	$1,315,493	$1,252,454
2/22	$1,306,488	$1,247,967
3/22	$1,265,880	$1,207,512
4/22	$1,230,746	$1,174,113
5/22	$1,247,080	$1,191,554
6/22	$1,221,371	$1,172,038
7/22	$1,251,212	$1,203,006
8/22	$1,221,347	$1,176,640
9/22	$1,174,230	$1,131,480
10/22	$1,160,617	$1,122,070
11/22	$1,227,632	$1,174,553
12/22	$1,220,866	$1,177,916
1/23	$1,265,379	$1,211,751
2/23	$1,234,259	$1,184,351
3/23	$1,258,679	$1,210,629
4/23	$1,261,383	$1,207,864
5/23	$1,254,498	$1,197,397
6/23	$1,268,176	$1,209,391
7/23	$1,272,235	$1,214,176
8/23	$1,255,653	$1,196,696
9/23	$1,216,921	$1,161,622
10/23	$1,192,014	$1,151,737
11/23	$1,281,513	$1,224,851
12/23	$1,318,126	$1,253,319
1/24	$1,319,660	$1,246,918
2/24	$1,319,846	$1,248,519
3/24	$1,319,952	$1,248,480
4/24	$1,304,493	$1,233,018
5/24	$1,308,914	$1,229,401
6/24	$1,329,161	$1,248,245
7/24	$1,339,376	$1,259,622
8/24	$1,346,695	$1,269,557
9/24	$1,364,260	$1,282,104

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	12.10%	1.81%	3.15%
Bloomberg Municipal Bond Index	10.37%	1.38%	2.51%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$4,618,197,661
# of Portfolio Holdings	548
Portfolio Turnover Rate	82%
Total Advisory Fees Paid	$13,359,012

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.7%
Other Revenue	3.3%
Housing	3.8%
Electric Utilities	5.3%
Education	5.7%
Water and Sewer	8.0%
Special Tax Revenue	9.7%
Hospital	12.8%
General Obligations	21.1%
Transportation	22.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea ,Footnote Referenceb

Value	Value
Not Rated	4.1%
BB	2.0%
BBB	6.1%
A	19.0%
AA	50.0%
AAA	18.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

EIHMX-TSR-AR

Eaton Vance New York Municipal Income Fund

Class A ETNYX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Eaton Vance New York Municipal Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	0.89%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight position in bonds rated BBB and below helped returns as lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ An overweight position in bonds with 22 years or more remaining to maturity contributed to returns relative to the Index as longer-maturity bonds outperformed shorter-maturity bonds during the period

↑ Security selections and an overweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, contributed to returns relative to the Index as interest rates declined during the period

↓ An underweight position in the health care sector ― the best-performing sector within the Index during the period ― detracted from Index-relative returns

↓ An out-of-Index position in variable-rate demand notes — typically considered defensive investments with virtually zero duration — detracted from returns relative to the Index as interest rates declined during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg New York Municipal Bond Index
9/14	$9,675	$10,000	$10,000
10/14	$9,715	$10,069	$10,068
11/14	$9,706	$10,086	$10,079
12/14	$9,784	$10,137	$10,121
1/15	$9,958	$10,317	$10,303
2/15	$9,853	$10,210	$10,191
3/15	$9,883	$10,240	$10,224
4/15	$9,844	$10,186	$10,172
5/15	$9,815	$10,158	$10,163
6/15	$9,814	$10,148	$10,159
7/15	$9,872	$10,222	$10,237
8/15	$9,901	$10,242	$10,264
9/15	$9,959	$10,316	$10,329
10/15	$10,008	$10,357	$10,367
11/15	$10,057	$10,398	$10,405
12/15	$10,165	$10,472	$10,469
1/16	$10,293	$10,596	$10,602
2/16	$10,270	$10,613	$10,617
3/16	$10,337	$10,647	$10,643
4/16	$10,424	$10,725	$10,728
5/16	$10,471	$10,754	$10,755
6/16	$10,680	$10,925	$10,911
7/16	$10,645	$10,932	$10,925
8/16	$10,671	$10,947	$10,937
9/16	$10,605	$10,892	$10,881
10/16	$10,497	$10,778	$10,764
11/16	$10,074	$10,376	$10,384
12/16	$10,203	$10,497	$10,510
1/17	$10,230	$10,567	$10,574
2/17	$10,291	$10,640	$10,640
3/17	$10,317	$10,663	$10,665
4/17	$10,385	$10,741	$10,742
5/17	$10,557	$10,911	$10,915
6/17	$10,520	$10,872	$10,876
7/17	$10,588	$10,960	$10,962
8/17	$10,656	$11,043	$11,034
9/17	$10,640	$10,987	$10,971
10/17	$10,655	$11,014	$10,998
11/17	$10,596	$10,955	$10,935
12/17	$10,716	$11,069	$11,044
1/18	$10,593	$10,939	$10,914
2/18	$10,544	$10,906	$10,880
3/18	$10,579	$10,947	$10,912
4/18	$10,540	$10,908	$10,867
5/18	$10,640	$11,033	$10,989
6/18	$10,644	$11,042	$10,995
7/18	$10,670	$11,069	$11,016
8/18	$10,673	$11,097	$11,037
9/18	$10,613	$11,025	$10,970
10/18	$10,541	$10,957	$10,901
11/18	$10,643	$11,079	$11,029
12/18	$10,755	$11,211	$11,159
1/19	$10,824	$11,296	$11,242
2/19	$10,905	$11,357	$11,303
3/19	$11,083	$11,536	$11,479
4/19	$11,152	$11,579	$11,518
5/19	$11,308	$11,739	$11,677
6/19	$11,343	$11,782	$11,713
7/19	$11,442	$11,877	$11,806
8/19	$11,652	$12,065	$11,975
9/19	$11,540	$11,968	$11,877
10/19	$11,516	$11,989	$11,892
11/19	$11,527	$12,019	$11,921
12/19	$11,572	$12,056	$11,954
1/20	$11,817	$12,273	$12,164
2/20	$12,042	$12,431	$12,311
3/20	$11,581	$11,980	$11,857
4/20	$11,300	$11,830	$11,653
5/20	$11,705	$12,206	$12,029
6/20	$11,817	$12,307	$12,135
7/20	$12,030	$12,514	$12,313
8/20	$11,937	$12,455	$12,221
9/20	$11,899	$12,458	$12,199
10/20	$11,871	$12,420	$12,159
11/20	$12,116	$12,608	$12,394
12/20	$12,212	$12,685	$12,499
1/21	$12,322	$12,765	$12,585
2/21	$12,070	$12,563	$12,372
3/21	$12,154	$12,640	$12,450
4/21	$12,286	$12,746	$12,585
5/21	$12,348	$12,784	$12,643
6/21	$12,398	$12,819	$12,685
7/21	$12,496	$12,926	$12,785
8/21	$12,417	$12,878	$12,719
9/21	$12,291	$12,785	$12,616
10/21	$12,260	$12,748	$12,587
11/21	$12,371	$12,856	$12,707
12/21	$12,392	$12,877	$12,733
1/22	$12,014	$12,525	$12,372
2/22	$11,925	$12,480	$12,326
3/22	$11,499	$12,075	$11,901
4/22	$11,133	$11,741	$11,554
5/22	$11,308	$11,916	$11,786
6/22	$11,076	$11,720	$11,534
7/22	$11,400	$12,030	$11,852
8/22	$11,107	$11,766	$11,557
9/22	$10,682	$11,315	$11,108
10/22	$10,572	$11,221	$11,004
11/22	$11,158	$11,746	$11,569
12/22	$11,123	$11,779	$11,595
1/23	$11,517	$12,118	$11,974
2/23	$11,227	$11,844	$11,686
3/23	$11,476	$12,106	$11,968
4/23	$11,492	$12,079	$11,950
5/23	$11,409	$11,974	$11,843
6/23	$11,524	$12,094	$11,987
7/23	$11,554	$12,142	$12,019
8/23	$11,372	$11,967	$11,827
9/23	$10,978	$11,616	$11,454
10/23	$10,759	$11,517	$11,357
11/23	$11,683	$12,249	$12,144
12/23	$12,031	$12,533	$12,443
1/24	$12,013	$12,469	$12,371
2/24	$11,983	$12,485	$12,371
3/24	$11,965	$12,485	$12,352
4/24	$11,834	$12,330	$12,202
5/24	$11,842	$12,294	$12,168
6/24	$12,056	$12,482	$12,380
7/24	$12,143	$12,596	$12,486
8/24	$12,217	$12,696	$12,574
9/24	$12,359	$12,821	$12,700

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	12.57%	1.38%	2.48%
Class A with 3.25% Maximum Sales Charge	8.96%	0.71%	2.14%
Bloomberg Municipal Bond Index	10.37%	1.38%	2.51%
Bloomberg New York Municipal Bond Index	10.88%	1.35%	2.42%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$362,823,791
# of Portfolio Holdings	139
Portfolio Turnover Rate	67%
Total Advisory Fees Paid	$1,420,337

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	10.6%
Housing	3.8%
Industrial Development Revenue	3.9%
Hospital	4.0%
Electric Utilities	6.9%
General Obligations	7.7%
Education	8.0%
Water and Sewer	8.4%
Transportation	18.9%
Special Tax Revenue	27.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea ,Footnote Referenceb

AAA
16.9%
AA
54.8%
A
6.7%
BBB
13.0%
BB
1.0%
B
1.2%
Not Rated
6.4%

Value	Value
Not Rated	6.4%
B	1.2%
BB	1.0%
BBB	13.0%
A	6.7%
AA	54.8%
AAA	16.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

ETNYX-TSR-AR

Eaton Vance New York Municipal Income Fund

Class C ECNYX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Eaton Vance New York Municipal Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$175	1.65%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight position in bonds rated BBB and below helped returns as lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ An overweight position in bonds with 22 years or more remaining to maturity contributed to returns relative to the Index as longer-maturity bonds outperformed shorter-maturity bonds during the period

↑ Security selections and an overweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, contributed to returns relative to the Index as interest rates declined during the period

↓ An underweight position in the health care sector ― the best-performing sector within the Index during the period ― detracted from Index-relative returns

↓ An out-of-Index position in variable-rate demand notes — typically considered defensive investments with virtually zero duration — detracted from returns relative to the Index as interest rates declined during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg New York Municipal Bond Index
9/14	$10,000	$10,000	$10,000
10/14	$10,044	$10,069	$10,068
11/14	$10,030	$10,086	$10,079
12/14	$10,093	$10,137	$10,121
1/15	$10,267	$10,317	$10,303
2/15	$10,162	$10,210	$10,191
3/15	$10,187	$10,240	$10,224
4/15	$10,131	$10,186	$10,172
5/15	$10,104	$10,158	$10,163
6/15	$10,087	$10,148	$10,159
7/15	$10,141	$10,222	$10,237
8/15	$10,173	$10,242	$10,264
9/15	$10,217	$10,316	$10,329
10/15	$10,260	$10,357	$10,367
11/15	$10,305	$10,398	$10,405
12/15	$10,419	$10,472	$10,469
1/16	$10,533	$10,596	$10,602
2/16	$10,503	$10,613	$10,617
3/16	$10,565	$10,647	$10,643
4/16	$10,658	$10,725	$10,728
5/16	$10,699	$10,754	$10,755
6/16	$10,895	$10,925	$10,911
7/16	$10,853	$10,932	$10,925
8/16	$10,883	$10,947	$10,937
9/16	$10,798	$10,892	$10,881
10/16	$10,682	$10,778	$10,764
11/16	$10,255	$10,376	$10,384
12/16	$10,380	$10,497	$10,510
1/17	$10,390	$10,567	$10,574
2/17	$10,446	$10,640	$10,640
3/17	$10,477	$10,663	$10,665
4/17	$10,539	$10,741	$10,742
5/17	$10,696	$10,911	$10,915
6/17	$10,663	$10,872	$10,876
7/17	$10,714	$10,960	$10,962
8/17	$10,776	$11,043	$11,034
9/17	$10,764	$10,987	$10,971
10/17	$10,762	$11,014	$10,998
11/17	$10,696	$10,955	$10,935
12/17	$10,810	$11,069	$11,044
1/18	$10,679	$10,939	$10,914
2/18	$10,623	$10,906	$10,880
3/18	$10,652	$10,947	$10,912
4/18	$10,606	$10,908	$10,867
5/18	$10,711	$11,033	$10,989
6/18	$10,708	$11,042	$10,995
7/18	$10,716	$11,069	$11,016
8/18	$10,724	$11,097	$11,037
9/18	$10,646	$11,025	$10,970
10/18	$10,567	$10,957	$10,901
11/18	$10,663	$11,079	$11,029
12/18	$10,769	$11,211	$11,159
1/19	$10,842	$11,296	$11,242
2/19	$10,905	$11,357	$11,303
3/19	$11,088	$11,536	$11,479
4/19	$11,138	$11,579	$11,518
5/19	$11,298	$11,739	$11,677
6/19	$11,314	$11,782	$11,713
7/19	$11,406	$11,877	$11,806
8/19	$11,608	$12,065	$11,975
9/19	$11,501	$11,968	$11,877
10/19	$11,459	$11,989	$11,892
11/19	$11,474	$12,019	$11,921
12/19	$11,500	$12,056	$11,954
1/20	$11,736	$12,273	$12,164
2/20	$11,952	$12,431	$12,311
3/20	$11,499	$11,980	$11,857
4/20	$11,202	$11,830	$11,653
5/20	$11,596	$12,206	$12,029
6/20	$11,712	$12,307	$12,135
7/20	$11,904	$12,514	$12,313
8/20	$11,816	$12,455	$12,221
9/20	$11,760	$12,458	$12,199
10/20	$11,724	$12,420	$12,159
11/20	$11,971	$12,608	$12,394
12/20	$12,047	$12,685	$12,499
1/21	$12,147	$12,765	$12,585
2/21	$11,903	$12,563	$12,372
3/21	$11,968	$12,640	$12,450
4/21	$12,090	$12,746	$12,585
5/21	$12,154	$12,784	$12,643
6/21	$12,197	$12,819	$12,685
7/21	$12,273	$12,926	$12,785
8/21	$12,187	$12,878	$12,719
9/21	$12,056	$12,785	$12,616
10/21	$12,018	$12,748	$12,587
11/21	$12,132	$12,856	$12,707
12/21	$12,144	$12,877	$12,733
1/22	$11,755	$12,525	$12,372
2/22	$11,673	$12,480	$12,326
3/22	$11,237	$12,075	$11,901
4/22	$10,884	$11,741	$11,554
5/22	$11,049	$11,916	$11,786
6/22	$10,816	$11,720	$11,534
7/22	$11,113	$12,030	$11,852
8/22	$10,821	$11,766	$11,557
9/22	$10,411	$11,315	$11,108
10/22	$10,286	$11,221	$11,004
11/22	$10,861	$11,746	$11,569
12/22	$10,821	$11,779	$11,595
1/23	$11,196	$12,118	$11,974
2/23	$10,908	$11,844	$11,686
3/23	$11,131	$12,106	$11,968
4/23	$11,139	$12,079	$11,950
5/23	$11,052	$11,974	$11,843
6/23	$11,169	$12,094	$11,987
7/23	$11,190	$12,142	$12,019
8/23	$10,995	$11,967	$11,827
9/23	$10,608	$11,616	$11,454
10/23	$10,401	$11,517	$11,357
11/23	$11,275	$12,249	$12,144
12/23	$11,603	$12,533	$12,443
1/24	$11,579	$12,469	$12,371
2/24	$11,543	$12,485	$12,371
3/24	$11,519	$12,485	$12,352
4/24	$11,397	$12,330	$12,202
5/24	$11,398	$12,294	$12,168
6/24	$11,584	$12,482	$12,380
7/24	$11,673	$12,596	$12,486
8/24	$11,737	$12,696	$12,574
9/24	$12,045	$12,821	$12,700

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C	11.84%	0.62%	1.88%
Class C with 1% Maximum Deferred Sales Charge	10.84%	0.62%	1.88%
Bloomberg Municipal Bond Index	10.37%	1.38%	2.51%
Bloomberg New York Municipal Bond Index	10.88%	1.35%	2.42%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$362,823,791
# of Portfolio Holdings	139
Portfolio Turnover Rate	67%
Total Advisory Fees Paid	$1,420,337

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	10.6%
Housing	3.8%
Industrial Development Revenue	3.9%
Hospital	4.0%
Electric Utilities	6.9%
General Obligations	7.7%
Education	8.0%
Water and Sewer	8.4%
Transportation	18.9%
Special Tax Revenue	27.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea ,Footnote Referenceb

Value	Value
Not Rated	6.4%
B	1.2%
BB	1.0%
BBB	13.0%
A	6.7%
AA	54.8%
AAA	16.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

ECNYX-TSR-AR

Eaton Vance New York Municipal Income Fund

Class I EINYX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Eaton Vance New York Municipal Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.69%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight position in bonds rated BBB and below helped returns as lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ An overweight position in bonds with 22 years or more remaining to maturity contributed to returns relative to the Index as longer-maturity bonds outperformed shorter-maturity bonds during the period

↑ Security selections and an overweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, contributed to returns relative to the Index as interest rates declined during the period

↓ An underweight position in the health care sector ― the best-performing sector within the Index during the period ― detracted from Index-relative returns

↓ An out-of-Index position in variable-rate demand notes — typically considered defensive investments with virtually zero duration — detracted from returns relative to the Index as interest rates declined during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg New York Municipal Bond Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,004,261	$1,006,857	$1,006,815
11/14	$1,003,551	$1,008,598	$1,007,893
12/14	$1,011,757	$1,013,687	$1,012,127
1/15	$1,029,936	$1,031,654	$1,030,287
2/15	$1,019,237	$1,021,012	$1,019,086
3/15	$1,022,498	$1,023,960	$1,022,422
4/15	$1,017,649	$1,018,588	$1,017,245
5/15	$1,015,794	$1,015,774	$1,016,278
6/15	$1,014,920	$1,014,848	$1,015,935
7/15	$1,022,118	$1,022,199	$1,023,705
8/15	$1,025,221	$1,024,207	$1,026,358
9/15	$1,031,417	$1,031,626	$1,032,883
10/15	$1,035,624	$1,035,727	$1,036,675
11/15	$1,041,959	$1,039,845	$1,040,494
12/15	$1,053,326	$1,047,151	$1,046,928
1/16	$1,066,725	$1,059,645	$1,060,151
2/16	$1,064,527	$1,061,312	$1,061,749
3/16	$1,071,659	$1,064,674	$1,064,335
4/16	$1,080,859	$1,072,502	$1,072,820
5/16	$1,085,874	$1,075,403	$1,075,456
6/16	$1,106,664	$1,092,511	$1,091,145
7/16	$1,104,323	$1,093,178	$1,092,498
8/16	$1,107,195	$1,094,653	$1,093,687
9/16	$1,100,496	$1,089,190	$1,088,129
10/16	$1,089,522	$1,077,763	$1,076,424
11/16	$1,045,784	$1,037,568	$1,038,431
12/16	$1,059,349	$1,049,749	$1,050,960
1/17	$1,062,329	$1,056,669	$1,057,355
2/17	$1,068,834	$1,064,007	$1,063,996
3/17	$1,071,732	$1,066,317	$1,066,531
4/17	$1,078,958	$1,074,054	$1,074,222
5/17	$1,096,985	$1,091,100	$1,091,487
6/17	$1,093,396	$1,087,187	$1,087,648
7/17	$1,100,637	$1,095,983	$1,096,173
8/17	$1,107,874	$1,104,323	$1,103,424
9/17	$1,106,385	$1,098,708	$1,097,124
10/17	$1,108,163	$1,101,390	$1,099,770
11/17	$1,102,207	$1,095,493	$1,093,516
12/17	$1,114,888	$1,106,943	$1,104,444
1/18	$1,102,207	$1,093,911	$1,091,444
2/18	$1,097,284	$1,090,642	$1,087,997
3/18	$1,101,175	$1,094,668	$1,091,189
4/18	$1,097,272	$1,090,761	$1,086,656
5/18	$1,107,880	$1,103,252	$1,098,928
6/18	$1,108,471	$1,104,193	$1,099,540
7/18	$1,111,324	$1,106,873	$1,101,594
8/18	$1,111,899	$1,109,715	$1,103,724
9/18	$1,105,755	$1,102,531	$1,097,003
10/18	$1,097,327	$1,095,742	$1,090,089
11/18	$1,109,245	$1,107,870	$1,102,872
12/18	$1,121,179	$1,121,135	$1,115,945
1/19	$1,128,548	$1,129,609	$1,124,203
2/19	$1,136,023	$1,135,658	$1,130,316
3/19	$1,155,945	$1,153,610	$1,147,859
4/19	$1,162,119	$1,157,945	$1,151,819
5/19	$1,179,713	$1,173,909	$1,167,699
6/19	$1,183,527	$1,178,244	$1,171,316
7/19	$1,194,097	$1,187,739	$1,180,573
8/19	$1,216,188	$1,206,474	$1,197,510
9/19	$1,204,749	$1,196,803	$1,187,724
10/19	$1,201,309	$1,198,948	$1,189,150
11/19	$1,203,798	$1,201,946	$1,192,131
12/19	$1,208,640	$1,205,616	$1,195,367
1/20	$1,234,490	$1,227,277	$1,216,358
2/20	$1,256,953	$1,243,103	$1,231,106
3/20	$1,210,211	$1,198,012	$1,185,683
4/20	$1,181,032	$1,182,977	$1,165,275
5/20	$1,223,529	$1,220,609	$1,202,853
6/20	$1,235,461	$1,230,655	$1,213,495
7/20	$1,256,714	$1,251,382	$1,231,318
8/20	$1,248,371	$1,245,511	$1,222,067
9/20	$1,244,555	$1,245,775	$1,219,913
10/20	$1,240,635	$1,242,033	$1,215,869
11/20	$1,267,691	$1,260,776	$1,239,442
12/20	$1,278,014	$1,268,456	$1,249,904
1/21	$1,288,433	$1,276,540	$1,258,524
2/21	$1,263,466	$1,256,257	$1,237,232
3/21	$1,272,562	$1,264,005	$1,245,038
4/21	$1,285,357	$1,274,607	$1,258,468
5/21	$1,293,251	$1,278,410	$1,264,306
6/21	$1,298,770	$1,281,920	$1,268,465
7/21	$1,307,948	$1,292,552	$1,278,464
8/21	$1,299,875	$1,287,808	$1,271,851
9/21	$1,286,935	$1,278,514	$1,261,635
10/21	$1,285,122	$1,274,776	$1,258,682
11/21	$1,297,029	$1,285,628	$1,270,680
12/21	$1,299,379	$1,287,702	$1,273,252
1/22	$1,259,951	$1,252,454	$1,237,249
2/22	$1,250,836	$1,247,967	$1,232,583
3/22	$1,205,072	$1,207,512	$1,190,050
4/22	$1,168,129	$1,174,113	$1,155,397
5/22	$1,186,755	$1,191,554	$1,178,599
6/22	$1,162,602	$1,172,038	$1,153,419
7/22	$1,196,772	$1,203,006	$1,185,161
8/22	$1,166,269	$1,176,640	$1,155,670
9/22	$1,121,782	$1,131,480	$1,110,801
10/22	$1,110,442	$1,122,070	$1,100,387
11/22	$1,172,150	$1,174,553	$1,156,876
12/22	$1,168,716	$1,177,916	$1,159,484
1/23	$1,210,333	$1,211,751	$1,197,429
2/23	$1,179,956	$1,184,351	$1,168,585
3/23	$1,206,337	$1,210,629	$1,196,778
4/23	$1,208,207	$1,207,864	$1,194,953
5/23	$1,199,686	$1,197,397	$1,184,323
6/23	$1,212,054	$1,209,391	$1,198,736
7/23	$1,215,325	$1,214,176	$1,201,854
8/23	$1,195,096	$1,196,696	$1,182,678
9/23	$1,155,175	$1,161,622	$1,145,389
10/23	$1,132,324	$1,151,737	$1,135,660
11/23	$1,229,764	$1,224,851	$1,214,380
12/23	$1,266,603	$1,253,319	$1,244,312
1/24	$1,263,599	$1,246,918	$1,237,110
2/24	$1,260,635	$1,248,519	$1,237,082
3/24	$1,260,323	$1,248,480	$1,235,166
4/24	$1,246,671	$1,233,018	$1,220,237
5/24	$1,247,778	$1,229,401	$1,216,799
6/24	$1,270,501	$1,248,245	$1,237,954
7/24	$1,279,927	$1,259,622	$1,248,625
8/24	$1,287,941	$1,269,557	$1,257,437
9/24	$1,302,929	$1,282,104	$1,269,981

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	12.79%	1.58%	2.68%
Bloomberg Municipal Bond Index	10.37%	1.38%	2.51%
Bloomberg New York Municipal Bond Index	10.88%	1.35%	2.42%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$362,823,791
# of Portfolio Holdings	139
Portfolio Turnover Rate	67%
Total Advisory Fees Paid	$1,420,337

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	10.6%
Housing	3.8%
Industrial Development Revenue	3.9%
Hospital	4.0%
Electric Utilities	6.9%
General Obligations	7.7%
Education	8.0%
Water and Sewer	8.4%
Transportation	18.9%
Special Tax Revenue	27.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea ,Footnote Referenceb

Value	Value
Not Rated	6.4%
B	1.2%
BB	1.0%
BBB	13.0%
A	6.7%
AA	54.8%
AAA	16.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

EINYX-TSR-AR

Eaton Vance Ohio Municipal Income Fund

Class A ETOHX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Eaton Vance Ohio Municipal Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.91%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections and an underweight position in bonds with coupon rates below 4% detracted from Index-relative returns during the period

↓ Security selections and an underweight position in the transportation sector detracted from the Fund’s returns relative to the Index during the period

↓ Security selections in bonds with 22 years or more remaining to maturity detracted from Fund performance relative to the Index during the period

↑ An overweight position in bonds rated BBB and below helped Fund returns as lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ Security selections and an overweight position in the health care sector ― the best-performing sector within the Index ― contributed to Index-relative performance during the period

↑ Fund management’s use of leveraged investments, and security selections within those investments, magnified the Fund’s positive return and contributed to performance versus the Index during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Ohio Municipal Bond Index
9/14	$9,675	$10,000	$10,000
10/14	$9,758	$10,069	$10,073
11/14	$9,725	$10,086	$10,089
12/14	$9,787	$10,137	$10,152
1/15	$9,946	$10,317	$10,357
2/15	$9,859	$10,210	$10,235
3/15	$9,878	$10,240	$10,271
4/15	$9,834	$10,186	$10,209
5/15	$9,800	$10,158	$10,192
6/15	$9,777	$10,148	$10,179
7/15	$9,830	$10,222	$10,259
8/15	$9,851	$10,242	$10,286
9/15	$9,915	$10,316	$10,358
10/15	$9,958	$10,357	$10,395
11/15	$10,043	$10,398	$10,448
12/15	$10,128	$10,472	$10,531
1/16	$10,247	$10,596	$10,653
2/16	$10,222	$10,613	$10,670
3/16	$10,286	$10,647	$10,714
4/16	$10,361	$10,725	$10,796
5/16	$10,391	$10,754	$10,817
6/16	$10,567	$10,925	$10,998
7/16	$10,529	$10,932	$10,988
8/16	$10,592	$10,947	$10,996
9/16	$10,542	$10,892	$10,944
10/16	$10,436	$10,778	$10,836
11/16	$10,044	$10,376	$10,436
12/16	$10,176	$10,497	$10,563
1/17	$10,193	$10,567	$10,634
2/17	$10,234	$10,640	$10,710
3/17	$10,264	$10,663	$10,731
4/17	$10,351	$10,741	$10,797
5/17	$10,520	$10,911	$10,972
6/17	$10,469	$10,872	$10,946
7/17	$10,534	$10,960	$11,027
8/17	$10,588	$11,043	$11,101
9/17	$10,584	$10,987	$11,039
10/17	$10,555	$11,014	$11,054
11/17	$10,503	$10,955	$10,999
12/17	$10,637	$11,069	$11,113
1/18	$10,474	$10,939	$10,984
2/18	$10,431	$10,906	$10,954
3/18	$10,470	$10,947	$10,992
4/18	$10,450	$10,908	$10,945
5/18	$10,572	$11,033	$11,067
6/18	$10,564	$11,042	$11,073
7/18	$10,603	$11,069	$11,101
8/18	$10,617	$11,097	$11,131
9/18	$10,536	$11,025	$11,057
10/18	$10,442	$10,957	$10,996
11/18	$10,592	$11,079	$11,115
12/18	$10,730	$11,211	$11,259
1/19	$10,831	$11,296	$11,357
2/19	$10,908	$11,357	$11,408
3/19	$11,084	$11,536	$11,574
4/19	$11,125	$11,579	$11,613
5/19	$11,276	$11,739	$11,763
6/19	$11,316	$11,782	$11,812
7/19	$11,405	$11,877	$11,897
8/19	$11,581	$12,065	$12,082
9/19	$11,497	$11,968	$11,983
10/19	$11,499	$11,989	$12,009
11/19	$11,514	$12,019	$12,037
12/19	$11,541	$12,056	$12,069
1/20	$11,743	$12,273	$12,275
2/20	$11,883	$12,431	$12,439
3/20	$11,531	$11,980	$12,056
4/20	$11,384	$11,830	$11,934
5/20	$11,795	$12,206	$12,327
6/20	$11,836	$12,307	$12,400
7/20	$12,016	$12,514	$12,615
8/20	$11,967	$12,455	$12,553
9/20	$11,969	$12,458	$12,577
10/20	$11,945	$12,420	$12,534
11/20	$12,114	$12,608	$12,688
12/20	$12,166	$12,685	$12,748
1/21	$12,217	$12,765	$12,809
2/21	$11,999	$12,563	$12,610
3/21	$12,090	$12,640	$12,675
4/21	$12,181	$12,746	$12,779
5/21	$12,220	$12,784	$12,820
6/21	$12,259	$12,819	$12,845
7/21	$12,337	$12,926	$12,957
8/21	$12,296	$12,878	$12,908
9/21	$12,203	$12,785	$12,808
10/21	$12,176	$12,748	$12,762
11/21	$12,267	$12,856	$12,868
12/21	$12,280	$12,877	$12,894
1/22	$11,960	$12,525	$12,553
2/22	$11,920	$12,480	$12,508
3/22	$11,586	$12,075	$12,105
4/22	$11,291	$11,741	$11,780
5/22	$11,425	$11,916	$11,925
6/22	$11,223	$11,720	$11,737
7/22	$11,491	$12,030	$12,060
8/22	$11,247	$11,766	$11,774
9/22	$10,853	$11,315	$11,322
10/22	$10,785	$11,221	$11,212
11/22	$11,260	$11,746	$11,725
12/22	$11,259	$11,779	$11,773
1/23	$11,573	$12,118	$12,101
2/23	$11,314	$11,844	$11,835
3/23	$11,519	$12,106	$12,076
4/23	$11,519	$12,079	$12,028
5/23	$11,381	$11,974	$11,905
6/23	$11,492	$12,094	$12,045
7/23	$11,520	$12,142	$12,095
8/23	$11,368	$11,967	$11,906
9/23	$11,050	$11,616	$11,564
10/23	$10,884	$11,517	$11,470
11/23	$11,599	$12,249	$12,189
12/23	$11,867	$12,533	$12,466
1/24	$11,855	$12,469	$12,383
2/24	$11,857	$12,485	$12,408
3/24	$11,831	$12,485	$12,417
4/24	$11,707	$12,330	$12,243
5/24	$11,669	$12,294	$12,202
6/24	$11,858	$12,482	$12,406
7/24	$11,935	$12,596	$12,519
8/24	$12,026	$12,696	$12,621
9/24	$12,158	$12,821	$12,744

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	10.05%	1.13%	2.31%
Class A with 3.25% Maximum Sales Charge	6.42%	0.46%	1.97%
Bloomberg Municipal Bond Index	10.37%	1.38%	2.51%
Bloomberg Ohio Municipal Bond Index	10.21%	1.24%	2.45%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$188,658,528
# of Portfolio Holdings	122
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$713,889

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	4.4%
Special Tax Revenue	3.2%
Industrial Development Revenue	3.2%
Other Revenue	3.7%
Transportation	3.7%
Bond Bank	3.9%
Water and Sewer	5.4%
Electric Utilities	9.5%
Education	15.7%
Hospital	16.5%
General Obligations	30.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea ,Footnote Referenceb

AAA
11.6%
AA
61.6%
A
15.2%
BBB
5.8%
BB
1.2%
B
0.1%
Not Rated
4.5%

Value	Value
Not Rated	4.5%
B	0.1%
BB	1.2%
BBB	5.8%
A	15.2%
AA	61.6%
AAA	11.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

ETOHX-TSR-AR

Eaton Vance Ohio Municipal Income Fund

Class C ECOHX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Eaton Vance Ohio Municipal Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$174	1.66%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections and an underweight position in bonds with coupon rates below 4% detracted from Index-relative returns during the period

↓ Security selections and an underweight position in the transportation sector detracted from the Fund’s returns relative to the Index during the period

↓ Security selections in bonds with 22 years or more remaining to maturity detracted from Fund performance relative to the Index during the period

↑ An overweight position in bonds rated BBB and below helped Fund returns as lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ Security selections and an overweight position in the health care sector ― the best-performing sector within the Index ― contributed to Index-relative performance during the period

↑ Fund management’s use of leveraged investments, and security selections within those investments, magnified the Fund’s positive return and contributed to performance versus the Index during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg Ohio Municipal Bond Index
9/14	$10,000	$10,000	$10,000
10/14	$10,080	$10,069	$10,073
11/14	$10,039	$10,086	$10,089
12/14	$10,097	$10,137	$10,152
1/15	$10,254	$10,317	$10,357
2/15	$10,159	$10,210	$10,235
3/15	$10,183	$10,240	$10,271
4/15	$10,120	$10,186	$10,209
5/15	$10,079	$10,158	$10,192
6/15	$10,049	$10,148	$10,179
7/15	$10,097	$10,222	$10,259
8/15	$10,111	$10,242	$10,286
9/15	$10,183	$10,316	$10,358
10/15	$10,209	$10,357	$10,395
11/15	$10,290	$10,398	$10,448
12/15	$10,382	$10,472	$10,531
1/16	$10,497	$10,596	$10,653
2/16	$10,454	$10,613	$10,670
3/16	$10,524	$10,647	$10,714
4/16	$10,595	$10,725	$10,796
5/16	$10,607	$10,754	$10,817
6/16	$10,791	$10,925	$10,998
7/16	$10,734	$10,932	$10,988
8/16	$10,792	$10,947	$10,996
9/16	$10,746	$10,892	$10,944
10/16	$10,630	$10,778	$10,836
11/16	$10,226	$10,376	$10,436
12/16	$10,353	$10,497	$10,563
1/17	$10,352	$10,567	$10,634
2/17	$10,388	$10,640	$10,710
3/17	$10,423	$10,663	$10,731
4/17	$10,505	$10,741	$10,797
5/17	$10,658	$10,911	$10,972
6/17	$10,612	$10,872	$10,946
7/17	$10,659	$10,960	$11,027
8/17	$10,707	$11,043	$11,101
9/17	$10,696	$10,987	$11,039
10/17	$10,660	$11,014	$11,054
11/17	$10,612	$10,955	$10,999
12/17	$10,741	$11,069	$11,113
1/18	$10,558	$10,939	$10,984
2/18	$10,508	$10,906	$10,954
3/18	$10,553	$10,947	$10,992
4/18	$10,526	$10,908	$10,945
5/18	$10,631	$11,033	$11,067
6/18	$10,615	$11,042	$11,073
7/18	$10,648	$11,069	$11,101
8/18	$10,656	$11,097	$11,131
9/18	$10,579	$11,025	$11,057
10/18	$10,479	$10,957	$10,996
11/18	$10,623	$11,079	$11,115
12/18	$10,754	$11,211	$11,259
1/19	$10,836	$11,296	$11,357
2/19	$10,920	$11,357	$11,408
3/19	$11,088	$11,536	$11,574
4/19	$11,110	$11,579	$11,613
5/19	$11,254	$11,739	$11,763
6/19	$11,299	$11,782	$11,812
7/19	$11,381	$11,877	$11,897
8/19	$11,537	$12,065	$12,082
9/19	$11,446	$11,968	$11,983
10/19	$11,441	$11,989	$12,009
11/19	$11,449	$12,019	$12,037
12/19	$11,481	$12,056	$12,069
1/20	$11,674	$12,273	$12,275
2/20	$11,807	$12,431	$12,439
3/20	$11,437	$11,980	$12,056
4/20	$11,284	$11,830	$11,934
5/20	$11,685	$12,206	$12,327
6/20	$11,731	$12,307	$12,400
7/20	$11,902	$12,514	$12,615
8/20	$11,846	$12,455	$12,553
9/20	$11,841	$12,458	$12,577
10/20	$11,809	$12,420	$12,534
11/20	$11,956	$12,608	$12,688
12/20	$12,000	$12,685	$12,748
1/21	$12,043	$12,765	$12,809
2/21	$11,833	$12,563	$12,610
3/21	$11,902	$12,640	$12,675
4/21	$11,998	$12,746	$12,779
5/21	$12,016	$12,784	$12,820
6/21	$12,047	$12,819	$12,845
7/21	$12,128	$12,926	$12,957
8/21	$12,081	$12,878	$12,908
9/21	$11,982	$12,785	$12,808
10/21	$11,947	$12,748	$12,762
11/21	$12,030	$12,856	$12,868
12/21	$12,034	$12,877	$12,894
1/22	$11,713	$12,525	$12,553
2/22	$11,654	$12,480	$12,508
3/22	$11,333	$12,075	$12,105
4/22	$11,038	$11,741	$11,780
5/22	$11,161	$11,916	$11,925
6/22	$10,957	$11,720	$11,737
7/22	$11,212	$12,030	$12,060
8/22	$10,954	$11,766	$11,774
9/22	$10,564	$11,315	$11,322
10/22	$10,490	$11,221	$11,212
11/22	$10,959	$11,746	$11,725
12/22	$10,952	$11,779	$11,773
1/23	$11,249	$12,118	$12,101
2/23	$10,978	$11,844	$11,835
3/23	$11,183	$12,106	$12,076
4/23	$11,163	$12,079	$12,028
5/23	$11,035	$11,974	$11,905
6/23	$11,136	$12,094	$12,045
7/23	$11,156	$12,142	$12,095
8/23	$11,002	$11,967	$11,906
9/23	$10,688	$11,616	$11,564
10/23	$10,521	$11,517	$11,470
11/23	$11,191	$12,249	$12,189
12/23	$11,443	$12,533	$12,466
1/24	$11,424	$12,469	$12,383
2/24	$11,420	$12,485	$12,408
3/24	$11,387	$12,485	$12,417
4/24	$11,274	$12,330	$12,243
5/24	$11,230	$12,294	$12,202
6/24	$11,392	$12,482	$12,406
7/24	$11,472	$12,596	$12,519
8/24	$11,552	$12,696	$12,621
9/24	$11,836	$12,821	$12,744

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C	9.10%	0.37%	1.70%
Class C with 1% Maximum Deferred Sales Charge	8.10%	0.37%	1.70%
Bloomberg Municipal Bond Index	10.37%	1.38%	2.51%
Bloomberg Ohio Municipal Bond Index	10.21%	1.24%	2.45%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$188,658,528
# of Portfolio Holdings	122
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$713,889

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	4.4%
Special Tax Revenue	3.2%
Industrial Development Revenue	3.2%
Other Revenue	3.7%
Transportation	3.7%
Bond Bank	3.9%
Water and Sewer	5.4%
Electric Utilities	9.5%
Education	15.7%
Hospital	16.5%
General Obligations	30.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea ,Footnote Referenceb

Value	Value
Not Rated	4.5%
B	0.1%
BB	1.2%
BBB	5.8%
A	15.2%
AA	61.6%
AAA	11.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

ECOHX-TSR-AR

Eaton Vance Ohio Municipal Income Fund

Class I EIOHX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Eaton Vance Ohio Municipal Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	0.71%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections and an underweight position in bonds with coupon rates below 4% detracted from Index-relative returns during the period

↓ Security selections and an underweight position in the transportation sector detracted from the Fund’s returns relative to the Index during the period

↓ Security selections in bonds with 22 years or more remaining to maturity detracted from Fund performance relative to the Index during the period

↑ An overweight position in bonds rated BBB and below helped Fund returns as lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ Security selections and an overweight position in the health care sector ― the best-performing sector within the Index ― contributed to Index-relative performance during the period

↑ Fund management’s use of leveraged investments, and security selections within those investments, magnified the Fund’s positive return and contributed to performance versus the Index during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg Ohio Municipal Bond Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,008,793	$1,006,857	$1,007,339
11/14	$1,005,507	$1,008,598	$1,008,936
12/14	$1,012,115	$1,013,687	$1,015,221
1/15	$1,029,762	$1,031,654	$1,035,744
2/15	$1,019,836	$1,021,012	$1,023,497
3/15	$1,023,155	$1,023,960	$1,027,092
4/15	$1,017,625	$1,018,588	$1,020,941
5/15	$1,015,406	$1,015,774	$1,019,192
6/15	$1,013,169	$1,014,848	$1,017,875
7/15	$1,017,707	$1,022,199	$1,025,920
8/15	$1,019,996	$1,024,207	$1,028,588
9/15	$1,028,002	$1,031,626	$1,035,807
10/15	$1,031,428	$1,035,727	$1,039,471
11/15	$1,040,476	$1,039,845	$1,044,771
12/15	$1,050,606	$1,047,151	$1,053,094
1/16	$1,063,055	$1,059,645	$1,065,332
2/16	$1,060,640	$1,061,312	$1,066,981
3/16	$1,067,460	$1,064,674	$1,071,389
4/16	$1,075,448	$1,072,502	$1,079,556
5/16	$1,077,593	$1,075,403	$1,081,694
6/16	$1,097,144	$1,092,511	$1,099,835
7/16	$1,092,252	$1,093,178	$1,098,783
8/16	$1,100,163	$1,094,653	$1,099,643
9/16	$1,095,182	$1,089,190	$1,094,351
10/16	$1,084,272	$1,077,763	$1,083,640
11/16	$1,043,861	$1,037,568	$1,043,628
12/16	$1,057,668	$1,049,749	$1,056,318
1/17	$1,058,440	$1,056,669	$1,063,359
2/17	$1,062,890	$1,064,007	$1,070,999
3/17	$1,067,337	$1,066,317	$1,073,056
4/17	$1,076,603	$1,074,054	$1,079,712
5/17	$1,094,305	$1,091,100	$1,097,242
6/17	$1,089,209	$1,087,187	$1,094,628
7/17	$1,094,963	$1,095,983	$1,102,730
8/17	$1,100,728	$1,104,323	$1,110,085
9/17	$1,100,433	$1,098,708	$1,103,931
10/17	$1,098,856	$1,101,390	$1,105,389
11/17	$1,093,614	$1,095,493	$1,099,917
12/17	$1,107,746	$1,106,943	$1,111,265
1/18	$1,089,785	$1,093,911	$1,098,398
2/18	$1,085,455	$1,090,642	$1,095,437
3/18	$1,090,963	$1,094,668	$1,099,196
4/18	$1,089,019	$1,090,761	$1,094,492
5/18	$1,101,978	$1,103,252	$1,106,686
6/18	$1,099,986	$1,104,193	$1,107,326
7/18	$1,104,261	$1,106,873	$1,110,102
8/18	$1,105,983	$1,109,715	$1,113,088
9/18	$1,098,936	$1,102,531	$1,105,683
10/18	$1,089,370	$1,095,742	$1,099,577
11/18	$1,105,153	$1,107,870	$1,111,488
12/18	$1,119,728	$1,121,135	$1,125,852
1/19	$1,129,178	$1,129,609	$1,135,681
2/19	$1,138,700	$1,135,658	$1,140,771
3/19	$1,157,200	$1,153,610	$1,157,416
4/19	$1,160,355	$1,157,945	$1,161,273
5/19	$1,176,323	$1,173,909	$1,176,304
6/19	$1,181,976	$1,178,244	$1,181,206
7/19	$1,191,503	$1,187,739	$1,189,734
8/19	$1,208,791	$1,206,474	$1,208,189
9/19	$1,200,178	$1,196,803	$1,198,269
10/19	$1,200,620	$1,198,948	$1,200,850
11/19	$1,202,345	$1,201,946	$1,203,706
12/19	$1,206,678	$1,205,616	$1,206,914
1/20	$1,227,999	$1,227,277	$1,227,465
2/20	$1,242,851	$1,243,103	$1,243,902
3/20	$1,204,949	$1,198,012	$1,205,555
4/20	$1,189,799	$1,182,977	$1,193,369
5/20	$1,232,992	$1,220,609	$1,232,701
6/20	$1,238,746	$1,230,655	$1,240,015
7/20	$1,257,817	$1,251,382	$1,261,511
8/20	$1,252,891	$1,245,511	$1,255,318
9/20	$1,253,369	$1,245,775	$1,257,720
10/20	$1,251,045	$1,242,033	$1,253,439
11/20	$1,267,558	$1,260,776	$1,268,784
12/20	$1,273,236	$1,268,456	$1,274,786
1/21	$1,278,849	$1,276,540	$1,280,863
2/21	$1,257,496	$1,256,257	$1,261,004
3/21	$1,265,900	$1,264,005	$1,267,535
4/21	$1,277,039	$1,274,607	$1,277,876
5/21	$1,279,966	$1,278,410	$1,281,952
6/21	$1,284,272	$1,281,920	$1,284,528
7/21	$1,294,013	$1,292,552	$1,295,722
8/21	$1,289,975	$1,287,808	$1,290,777
9/21	$1,280,430	$1,278,514	$1,280,795
10/21	$1,277,764	$1,274,776	$1,276,194
11/21	$1,287,593	$1,285,628	$1,286,770
12/21	$1,289,118	$1,287,702	$1,289,357
1/22	$1,255,795	$1,252,454	$1,255,313
2/22	$1,250,415	$1,247,967	$1,250,775
3/22	$1,216,950	$1,207,512	$1,210,537
4/22	$1,186,274	$1,174,113	$1,177,954
5/22	$1,199,052	$1,191,554	$1,192,462
6/22	$1,179,471	$1,172,038	$1,173,677
7/22	$1,207,803	$1,203,006	$1,206,014
8/22	$1,180,997	$1,176,640	$1,177,354
9/22	$1,139,861	$1,131,480	$1,132,199
10/22	$1,132,895	$1,122,070	$1,121,167
11/22	$1,184,364	$1,174,553	$1,172,509
12/22	$1,184,508	$1,177,916	$1,177,253
1/23	$1,217,627	$1,211,751	$1,210,091
2/23	$1,189,164	$1,184,351	$1,183,492
3/23	$1,212,369	$1,210,629	$1,207,645
4/23	$1,211,141	$1,207,864	$1,202,812
5/23	$1,198,270	$1,197,397	$1,190,467
6/23	$1,210,150	$1,209,391	$1,204,450
7/23	$1,213,310	$1,214,176	$1,209,500
8/23	$1,197,536	$1,196,696	$1,190,629
9/23	$1,164,271	$1,161,622	$1,156,387
10/23	$1,147,043	$1,151,737	$1,146,974
11/23	$1,220,986	$1,224,851	$1,218,904
12/23	$1,249,397	$1,253,319	$1,246,628
1/24	$1,248,349	$1,246,918	$1,238,276
2/24	$1,248,815	$1,248,519	$1,240,815
3/24	$1,246,236	$1,248,480	$1,241,716
4/24	$1,234,903	$1,233,018	$1,224,339
5/24	$1,231,055	$1,229,401	$1,220,243
6/24	$1,249,727	$1,248,245	$1,240,614
7/24	$1,259,514	$1,259,622	$1,251,894
8/24	$1,269,342	$1,269,557	$1,262,142
9/24	$1,282,142	$1,282,104	$1,274,424

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	10.13%	1.33%	2.51%
Bloomberg Municipal Bond Index	10.37%	1.38%	2.51%
Bloomberg Ohio Municipal Bond Index	10.21%	1.24%	2.45%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$188,658,528
# of Portfolio Holdings	122
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$713,889

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	4.4%
Special Tax Revenue	3.2%
Industrial Development Revenue	3.2%
Other Revenue	3.7%
Transportation	3.7%
Bond Bank	3.9%
Water and Sewer	5.4%
Electric Utilities	9.5%
Education	15.7%
Hospital	16.5%
General Obligations	30.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea ,Footnote Referenceb

Value	Value
Not Rated	4.5%
B	0.1%
BB	1.2%
BBB	5.8%
A	15.2%
AA	61.6%
AAA	11.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

EIOHX-TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance California Municipal Opportunities Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance National Municipal Income Fund, Eaton Vance New York Municipal Income Fund and Eaton Vance Ohio Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 18 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for each Fund’s fiscal years ended September 30, 2023 and September 30, 2024 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance California Municipal Opportunities Fund

Fiscal Years Ended	9/30/23	9/30/24
Audit Fees	$59,700	$79,600
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$59,700	$79,600

Eaton Vance Massachusetts Municipal Income Fund

Fiscal Years Ended	9/30/23	9/30/24
Audit Fees	$54,200	$58,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$54,200	$58,400

Eaton Vance National Municipal Income Fund

Fiscal Years Ended	9/30/23	9/30/24
Audit Fees	$100,600	$91,000
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$100,600	$91,000

Eaton Vance New York Municipal Income Fund

Fiscal Years Ended	9/30/23	9/30/24
Audit Fees	$54,200	$58,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$54,200	$58,400

Eaton Vance Ohio Municipal Income Fund

Fiscal Years Ended	9/30/23	9/30/24
Audit Fees	$46,700	$58,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$46,700	$58,400

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended

	7/31/23	8/31/23	9/30/23	7/31/24	8/31/24	9/30/24
Audit Fees	$284,000	$290,100	$323,400	$309,400	$311,800	$345,800
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$0	$0	$0	$0	$0	$0
All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$284,000	$290,100	$323,400	$309,400	$311,800	$345,800

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last 2 fiscal years of each Series.

Fiscal Years Ended
	7/31/23	8/31/23	9/30/23	7/31/24	8/31/24	9/30/24
Registrant(1)	$0	$0	$0	$0	$0	$0
Eaton Vance(2)	$52,836	$52,836	$52,836	$18,490	$18,490	$18,490

(1)	Includes all of the Series of the Trust.
(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Municipal Income Funds
Annual Financial Statements and
Additional Information
September 30, 2024

California Opportunities    •    Massachusetts    •    New York    •    Ohio

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information  September 30, 2024
Eaton Vance
Municipal Income Funds

Eaton Vance
California Municipal Opportunities Fund
September 30, 2024
Portfolio of Investments

Corporate Bonds — 0.2%
Security	Principal Amount (000's omitted)	Value
Other Revenue — 0.2%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$2,080	$ 2,295,509
Total Corporate Bonds (identified cost $2,080,000)		$ 2,295,509

Tax-Exempt Mortgage-Backed Securities — 0.6%
Security	Principal Amount (000's omitted)	Value
Housing — 0.6%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$6,036	$ 5,909,517
Total Tax-Exempt Mortgage-Backed Securities (identified cost $5,927,302)		$ 5,909,517

Tax-Exempt Municipal Obligations — 88.9%
Security	Principal Amount (000's omitted)	Value
Education — 7.0%
California Enterprise Development Authority, (Castilleja School Foundation):
5.00%, 6/1/35(2)	$425	$ 502,503
5.00%, 6/1/36(2)	435	513,013
5.00%, 6/1/37(2)	520	609,955
5.00%, 6/1/38(2)	600	700,722
5.00%, 6/1/40(2)	400	462,060
5.00%, 6/1/41(2)	600	687,108
5.00%, 6/1/42(2)	1,000	1,138,030
5.00%, 6/1/43(2)	1,075	1,216,234
5.00%, 6/1/44(2)	1,000	1,126,020
5.00%, 6/1/49(2)	1,500	1,668,105
California Enterprise Development Authority, (Curtis School Foundation):
4.00%, 6/1/49	1,000	1,002,520
4.00%, 6/1/53	2,000	1,994,540
5.00%, 6/1/41	500	566,515
California Infrastructure and Economic Development Bank, (The Colburn School), Social Bonds, 4.05%, (SIFMA + 0.90%), 6/1/27 (Put Date), 8/1/72(3)	5,000	5,007,200
Security	Principal Amount (000's omitted)	Value
Education (continued)
California Municipal Finance Authority (St. Ignatius College Preparatory):
5.00%, 9/1/37	$1,000	$ 1,178,600
5.00%, 9/1/38	1,500	1,759,140
5.00%, 9/1/39	1,000	1,160,720
5.00%, 9/1/40	750	863,085
5.00%, 9/1/41	750	856,395
5.00%, 9/1/42	1,250	1,417,512
5.00%, 9/1/43	1,000	1,129,120
5.00%, 9/1/44	500	562,565
5.00%, 9/1/49	3,150	3,495,586
5.00%, 9/1/54	4,000	4,399,080
California School Finance Authority, (Granada Hills Charter Obligated Group):
5.00%, 7/1/54(1)	1,050	1,101,156
5.00%, 7/1/64(1)	3,000	3,122,850
California School Finance Authority, (Green Dot Public Schools):
5.00%, 8/1/28(1)	570	604,360
5.00%, 8/1/38(1)	2,500	2,590,675
University of California, 4.00%, 5/15/40	11,875	11,887,825
University of California Medical Center, 5.00%, 5/15/47	11,240	12,435,936
		$ 65,759,130
Electric Utilities — 3.4%
Los Angeles Department of Water and Power, CA, Power System Revenue:
5.00%, 7/1/42	$6,525	$ 6,772,428
5.00%, 7/1/49	9,185	9,724,251
5.00%, 7/1/52	3,340	3,676,872
Southern California Public Power Authority, CA, (Southern Transmission System), 5.25%, 7/1/53	9,055	10,296,441
Vernon, CA, Electric System Revenue, 5.00%, 8/1/35	1,420	1,582,491
		$ 32,052,483
General Obligations — 32.7%
ABC Unified School District, CA, (Election of 2018):
4.00%, 8/1/44	$1,605	$ 1,656,119
4.00%, 8/1/46	5,820	5,931,104
4.00%, 8/1/47	5,780	5,863,752
Beverly Hills Unified School District, CA, (Election of 2008):
0.00%, 8/1/30	7,750	6,632,140
0.00%, 8/1/32	6,465	5,169,479
Beverly Hills Unified School District, CA, (Election of 2018), 3.25%, 8/1/42	9,960	9,705,920

See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
California:
4.00%, 3/1/37	$11,500	$ 12,044,640
4.55%, 12/1/37	1,000	1,090,460
5.00%, 8/1/39	7,000	8,214,010
5.00%, 11/1/42	10,000	11,328,700
Chico Unified School District, CA, 4.00%, 8/1/37	2,200	2,205,170
Clovis Unified School District, CA, (Election of 2020), 5.25%, 8/1/39	1,860	2,092,705
Culver City Unified School District, CA, (Election of 2024):
4.00%, 8/1/44	6,640	6,639,734
4.00%, 8/1/45	2,830	2,895,345
4.00%, 8/1/46	3,185	3,232,679
Fairfield-Suisun Unified School District, CA, 0.00%, 2/1/29	590	530,499
Folsom Cordova Unified School District School Facilities Improvement District No. 5, CA, (Election of 2014), 4.00%, 10/1/40	4,355	4,362,055
Gilroy Unified School District, CA, (Election of 2016), 4.00%, 8/1/41	2,000	2,006,380
Hacienda La Puente Unified School District, CA, (Election of 2016):
4.00%, 8/1/41	1,800	1,864,872
4.00%, 8/1/42	2,000	2,059,940
4.00%, 8/1/43	1,695	1,734,934
Jefferson Union High School District, CA, (Election of 2020), 4.125%, 8/1/46	2,000	2,044,460
Kern Community College District, CA, (Election of 2016):
5.25%, 8/1/37	1,500	1,782,555
5.25%, 8/1/41	1,000	1,165,190
La Canada Unified School District, CA, (Election of 2017):
5.25%, 8/1/41	1,190	1,395,370
5.50%, 8/1/43	1,780	2,101,628
5.75%, 8/1/50	4,000	4,752,800
Long Beach Unified School District, CA, (Election of 2016), 4.00%, 8/1/39	2,095	2,113,813
Los Angeles Unified School District, CA:
Sustainability Bonds, 5.00%, 7/1/39	4,000	4,668,480
Sustainability Bonds, 5.00%, 7/1/40(2)	3,170	3,730,297
Sustainability Bonds, 5.00%, 7/1/41(2)	3,000	3,504,960
Los Angeles Unified School District, CA, (Election of 2008), 4.00%, 7/1/40	18,000	18,021,780
Mill Valley School District, CA, (Election of 2022):
4.00%, 8/1/42(2)	625	648,731
4.00%, 8/1/43(2)	600	620,568
4.00%, 8/1/44(2)	1,000	1,027,540
4.00%, 8/1/45(2)	1,355	1,385,637
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Mill Valley School District, CA, (Election of 2022): (continued)
5.00%, 8/1/38(2)	$250	$ 291,750
5.00%, 8/1/39(2)	500	579,600
5.00%, 8/1/40(2)	750	863,873
5.00%, 8/1/41(2)	500	572,110
Milpitas Unified School District, CA, (Election of 2018):
4.00%, 8/1/39	3,780	4,074,613
4.00%, 8/1/40	4,075	4,341,912
4.00%, 8/1/42	2,360	2,479,605
Monterey Peninsula Unified School District, CA, 4.00%, 8/1/45	11,000	11,001,100
Morgan Hill Unified School District, CA, (Election of 2012):
5.25%, 8/1/40	3,860	4,485,243
5.25%, 8/1/41	2,440	2,820,860
5.25%, 8/1/42	2,000	2,309,620
Mount San Antonio Community College District, CA, (Election of 2018):
4.00%, 8/1/44	2,980	3,084,926
5.00%, 8/1/42	2,890	3,339,857
Mountain View Whisman School District, CA, (Election of 2020):
4.00%, 9/1/38	1,000	1,051,450
4.00%, 9/1/39	2,200	2,304,302
4.00%, 9/1/40	1,300	1,354,665
4.00%, 9/1/41	1,100	1,141,536
4.00%, 9/1/42	1,250	1,291,188
Pajaro Valley Unified School District, CA, 4.00%, 8/1/45	10,000	10,128,200
Palo Alto Unified School District, CA, (Election of 2008), 0.00%, 8/1/33	15,995	12,499,293
Palo Alto Unified School District, CA, (Election of 2018), 3.25%, 8/1/42	5,255	5,112,957
Puerto Rico:
0.00%, 7/1/33	638	433,615
5.625%, 7/1/29	3,045	3,290,001
San Bernardino Community College District, CA, (Election of 2018), 4.125%, 8/1/49	5,835	5,900,352
San Carlos School District, CA:
4.00%, 10/1/43(2)	3,000	3,074,280
4.00%, 10/1/44(2)	3,120	3,177,782
4.00%, 10/1/45(2)	1,550	1,572,056
5.00%, 10/1/39(2)	275	328,369
5.00%, 10/1/40(2)	250	295,455
5.00%, 10/1/41(2)	400	467,516
5.00%, 10/1/42(2)	500	580,335

See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
San Carlos School District, CA, (Election of 2012), 4.00%, 10/1/45	$13,000	$ 12,999,350
San Carlos School District, CA, (Election of 2024):
5.00%, 10/1/41(2)	250	292,198
5.00%, 10/1/42(2)	320	371,414
5.00%, 10/1/43(2)	400	461,504
5.00%, 10/1/44(2)	500	573,440
San Diego Unified School District, CA, (Election of 2018), Green Bonds, 5.00%, 7/1/39	715	855,498
San Diego Unified School District, CA, (Election of 2022):
Sustainability Bonds, 5.00%, 7/1/41	2,500	2,929,125
Sustainability Bonds, 5.00%, 7/1/42	2,900	3,374,585
Sustainability Bonds, 5.00%, 7/1/43	2,635	3,050,724
San Jose-Evergreen Community College District, CA, (Election of 2016):
4.00%, 9/1/41	1,600	1,682,912
4.00%, 9/1/42	2,000	2,095,420
San Rafael City Elementary School District, CA, (Election of 2022):
4.00%, 8/1/42	1,240	1,268,632
5.00%, 8/1/44	500	571,055
5.00%, 8/1/49	2,500	2,816,300
Santa Clarita Community College District, CA, 5.25%, 8/1/45	2,420	2,750,693
Santa Monica-Malibu Unified School District, CA, (Election of 2018), 5.00%, 8/1/40	7,420	8,403,373
Torrance Unified School District, CA, (Election of 2008), 4.00%, 8/1/39	9,000	9,096,840
Washington Unified School District, CA, (Election of 2020):
4.00%, 8/1/41	1,965	2,083,175
4.00%, 8/1/43	2,400	2,507,640
4.00%, 8/1/44	2,640	2,716,824
4.25%, 8/1/50	2,170	2,218,586
West Valley-Mission Community College District, CA, (Election of 2012), 4.00%, 8/1/40	4,420	4,427,470
		$308,019,625
Hospital — 5.0%
California Health Facilities Financing Authority, 5.00% to 10/1/25 (Put Date), 10/1/39	$1,485	$ 1,500,444
California Health Facilities Financing Authority, (Adventist Health System), 5.25%, 12/1/43	1,825	2,038,726
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 5.00%, 8/15/51	4,620	5,020,092
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 4.00%, 8/15/36	8,920	9,034,533
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
California Health Facilities Financing Authority, (City of Hope):
5.00%, 11/15/32	$735	$ 735,456
5.00%, 11/15/35	1,050	1,050,619
California Health Facilities Financing Authority, (Providence Health & Services), 5.00%, 10/1/44	3,010	3,010,030
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46	3,000	3,076,170
California Infrastructure and Economic Development Bank, (Adventist Health Energy), 5.00%, 7/1/43	1,320	1,424,161
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/24	800	800,456
5.00%, 11/1/26	500	509,790
Series 2017A, 5.00%, 11/1/25	800	808,976
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/33	425	434,762
California Statewide Communities Development Authority, (John Muir Health):
5.00%, 12/1/41	2,500	2,862,225
5.25%, 12/1/54	7,000	7,846,720
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/38	2,000	2,121,920
University of California Medical Center, 5.00%, 5/15/41	5,000	5,143,600
		$ 47,418,680
Housing — 2.5%
California Housing Finance Agency, Sustainability Bonds, 3.60% to 8/1/26 (Put Date), 8/1/63	$1,500	$ 1,512,240
California Housing Finance Agency, (Shoreview Apartments), (FHLMC), 4.10%, 7/1/40	5,000	5,117,750
California Municipal Finance Authority (Caritas Corp.):
Social Bonds, 5.00%, 8/15/49	1,000	1,083,420
Social Bonds, 5.00%, 8/15/54	1,000	1,075,480
California Municipal Finance Authority, (Gibson Drive Apartments), (FNMA), 4.45%, 12/1/42	2,385	2,453,950
California Statewide Communities Development Authority, (FNMA), 4.00%, 10/1/42	3,650	3,677,047
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57(1)	5,000	3,733,950
CSCDA Community Improvement Authority, CA, (Pasadena Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 12/1/56(1)	2,525	1,826,484

See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Independent Cities Finance Authority, CA, (Castle Mobile Estates), 3.00%, 5/15/36	$1,205	$ 1,135,496
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park), 3.00%, 9/15/36	1,625	1,514,971
		$ 23,130,788
Industrial Development Revenue — 1.9%
California Municipal Finance Authority, (Republic Services, Inc.), (AMT), 4.375% to 9/1/33 (Put Date), 9/1/53	$2,000	$ 2,112,900
California Municipal Finance Authority, (Waste Management, Inc.):
(AMT), 4.125% to 10/1/25 (Put Date), 10/1/41	4,500	4,526,055
(AMT), 4.25% to 12/2/24 (Put Date), 12/1/44	11,000	11,010,450
		$ 17,649,405
Insured - Electric Utilities — 0.2%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	$2,100	$ 2,088,408
		$ 2,088,408
Insured - General Obligations — 2.5%
El Rancho Unified School District, CA, (Election of 2016), (BAM), 5.75%, 8/1/48	$1,500	$ 1,793,670
Folsom Cordova Unified School District, CA, (AGM), 4.00%, 10/1/39	2,900	2,928,623
Holtville Unified School District, CA, (Election of 2018), (AGM), 6.00%, 8/1/52	1,000	1,162,360
Lemoore Union Elementary School District, CA, (Election of 2018), (AGM), 5.50%, 8/1/53	1,000	1,107,150
Long Beach Unified School District, CA, (Election of 1999), (AGC), 0.00%, 8/1/27	3,265	3,034,132
McFarland Unified School District, CA, (Election of 2020), (BAM), 5.25%, 11/1/49	2,500	2,686,650
Palo Verde Unified School District, CA, (Election of 2018), (AGM), 5.50%, 8/1/50	1,200	1,328,736
Riverbank Unified School District, CA, (Election of 2018), (AGM), 5.50%, 8/1/52	1,000	1,140,360
Simi Valley Unified School District, CA, (Election of 2004), (AGM), 0.00%, 8/1/28	5,000	4,526,350
Ukiah Unified School District, CA, (Election of 2020), (AGM), 5.50%, 8/1/49	2,350	2,692,747
Washington Township Health Care District, CA, (Election of 2020), (AGM), 4.125%, 8/1/42	1,000	1,039,970
		$ 23,440,748
Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 0.6%
California Health Facilities Financing Authority, (Adventist Health System), (AGM), 4.00%, 3/1/39	$5,530	$ 5,571,199
		$ 5,571,199
Insured - Special Tax Revenue — 0.5%
Lompoc Redevelopment Agency Successor Agency, CA, (BAM), 5.00%, 9/1/38	$500	$ 582,175
RNR School Financing Authority Community Facilities District No. 92-1, CA:
(BAM), 4.00%, 9/1/40	1,000	1,045,200
(BAM), 4.00%, 9/1/42	1,000	1,026,650
San Francisco City and County Redevelopment Agency, CA, (Transbay Infrastructure Project), (AGM), 5.00%, 8/1/48	2,000	2,237,400
		$ 4,891,425
Insured - Transportation — 0.1%
Long Beach, CA, (Long Beach Airport), (AGM), (AMT), 5.25%, 6/1/47	$1,000	$ 1,090,080
		$ 1,090,080
Insured - Water and Sewer — 0.5%
Mountain House Financing Authority, CA, Utility Systems Revenue, Green Bonds, (BAM), 4.125%, 12/1/48	$3,545	$ 3,561,520
St. Helena Financing Authority, CA, (BAM), 4.00%, 10/1/54	1,250	1,242,737
		$ 4,804,257
Lease Revenue/Certificates of Participation — 1.0%
California State Public Works Board, 4.50%, 9/1/35	$9,800	$ 9,807,154
		$ 9,807,154
Other Revenue — 3.5%
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	$8,030	$ 8,596,837
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	7,000	7,690,130
Green Bonds, 5.25% to 4/1/30 (Put Date), 11/1/54	10,020	10,912,682
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,355	4,874,987
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	440	452,672
		$ 32,527,308
Senior Living/Life Care — 1.1%
California Health Facilities Financing Authority, (Episcopal Communities and Services):
3.85%, 11/15/27	$1,500	$ 1,511,025

See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
California Health Facilities Financing Authority, (Episcopal Communities and Services): (continued)
5.25%, 11/15/48	$1,645	$ 1,774,132
California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/38	3,790	3,773,324
California Public Finance Authority, (Enso Village):
Green Bonds, 3.125%, 5/15/29(1)	2,510	2,480,633
Green Bonds, 5.00%, 11/15/46(1)	1,000	985,460
		$ 10,524,574
Special Tax Revenue — 0.4%
Irvine Community Facilities District No. 2013-3, CA, (Great Park):
5.00%, 9/1/35	$1,150	$ 1,200,071
5.00%, 9/1/38	1,000	1,041,560
Series 2018, 5.00%, 9/1/32	625	653,031
Series 2018, 5.00%, 9/1/34	765	798,675
San Luis Obispo Community Facilities District No. 2019-1, CA, (San Luis Ranch):
4.00%, 9/1/29	185	191,951
4.00%, 9/1/33	125	128,859
		$ 4,014,147
Transportation — 18.4%
Bay Area Toll Authority, CA, (San Francisco Bay Area):
3.45%, (SIFMA + 0.30%), 4/1/56(3)	$5,000	$ 4,934,450
3.60%, (SIFMA + 0.45%), 4/1/56(3)	800	797,760
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.25%, 7/1/49	2,500	2,745,900
California Infrastructure and Economic Development Bank, (Brightline West Passenger Rail), (AMT), 8.00% to 8/15/25 (Put Date), 1/1/50(1)	4,170	4,294,766
California Municipal Finance Authority, (LINXS Automated People Mover):
(AMT), 5.00%, 12/31/37	2,570	2,664,319
(AMT), 5.00%, 12/31/43	4,220	4,325,205
(AMT), 5.00%, 12/31/47	2,200	2,242,746
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/38	3,215	3,330,965
(AMT), 5.00%, 5/15/41	10,635	10,692,004
(AMT), 5.00%, 5/15/44	3,700	3,844,152
(AMT), 5.00%, 5/15/45	4,670	4,689,427
(AMT), 5.00%, 5/15/48	2,520	2,608,654
(AMT), 5.00%, 5/15/49	8,900	9,163,173
(AMT), 5.25%, 5/15/48	9,395	9,782,262
(AMT), 5.50%, 5/15/47	10,000	10,999,500
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Los Angeles Harbor Department, CA, (AMT), 5.00%, 8/1/44	$17,905	$ 17,969,816
Port of Los Angeles, CA:
5.00%, 8/1/36	500	600,770
5.00%, 8/1/38	1,000	1,188,980
5.00%, 8/1/39	1,850	2,181,224
5.00%, 8/1/40	1,500	1,754,865
5.00%, 8/1/41	2,000	2,318,080
5.00%, 8/1/41	1,045	1,211,197
5.00%, 8/1/42	740	853,834
5.00%, 8/1/42	1,100	1,269,213
5.00%, 8/1/43	1,810	2,076,179
Green Bonds, 5.00%, 8/1/44	1,000	1,143,020
Sacramento County, CA, Airport System Revenue:
5.00%, 7/1/39(2)	2,125	2,482,191
5.00%, 7/1/41(2)	2,250	2,584,080
5.00%, 7/1/42(2)	3,070	3,510,146
5.00%, 7/1/54(2)	2,000	2,204,860
San Diego County Regional Airport Authority, CA, (San Diego International Airport):
5.00%, 7/1/47	5,770	5,977,893
(AMT), 5.00%, 7/1/39	3,000	3,309,300
(AMT), 5.00%, 7/1/42	6,850	7,447,799
(AMT), 5.00%, 7/1/43	7,240	7,841,354
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
(AMT), 5.00%, 5/1/41	4,450	4,516,794
(AMT), 5.00%, 5/1/43	5,015	5,160,285
(AMT), 5.00%, 5/1/46	2,985	3,022,701
(AMT), 5.00%, 5/1/49	5,000	5,177,700
(AMT), 5.75%, 5/1/48	9,500	10,760,555
		$173,678,119
Water and Sewer — 7.6%
Los Angeles Department of Water and Power, CA, Water System Revenue:
5.00%, 7/1/41	$12,325	$ 13,610,621
5.00%, 7/1/47	5,920	6,420,418
Los Angeles, CA, Wastewater System Revenue, Green Bonds, 5.00%, 6/1/48	7,875	8,312,141
Metropolitan Water District of Southern California:
5.00%, 4/1/44	35	40,387
5.00%, 4/1/45	905	1,039,374
5.00%, 4/1/46	2,880	3,292,934
Rancho California Water District Financing Authority, 4.00%, 8/1/37	2,750	2,920,280

See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
San Diego Public Facilities Financing Authority, CA, 5.00%, 5/15/46	$9,000	$ 10,272,240
San Francisco City and County Public Utilities Commission, CA, Water Revenue, 4.00%, 11/1/39	15,010	15,161,301
San Mateo-Foster City Public Financing Authority, CA, (Clean Water Program), 5.00%, 8/1/49	5,555	5,954,016
Santa Clara Valley Water District, CA, 5.00%, 6/1/42	3,625	4,217,216
		$ 71,240,928
Total Tax-Exempt Municipal Obligations (identified cost $811,642,896)		$837,708,458

Taxable Municipal Obligations — 12.7%
Security	Principal Amount (000's omitted)	Value
Education — 1.2%
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(1)	$2,415	$ 2,150,702
University of California:
3.063%, 7/1/25	3,825	3,793,865
4.85%, 7/1/41(4)	5,100	5,100,000
		$ 11,044,567
General Obligations — 2.7%
California:
2.40%, 10/1/25	$4,640	$ 4,556,805
7.50%, 4/1/34(5)	8,000	9,599,600
Huntington Beach Union High School District, CA, 1.884%, 8/1/29	1,775	1,619,262
Los Angeles, CA, 3.00%, 9/1/26	2,820	2,771,834
Palmdale School District, CA, 1.67%, 8/1/29	500	450,430
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	788	508,204
San Diego Unified School District, CA, (Election of 2022), Sustainability Bonds, 4.446%, 7/1/25	5,000	5,001,000
San Mateo Union High School District, CA, 2.111%, 9/1/34	1,220	999,070
		$ 25,506,205
Hospital — 0.9%
California Infrastructure and Economic Development Bank, (Adventist Health Energy), 5.929%, 7/1/34	$2,150	$ 2,233,162
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$6,000	$ 5,998,200
		$ 8,231,362
Housing — 0.3%
Independent Cities Finance Authority, CA, (Sahara Mobile Home Park):
3.20%, 6/15/41	$775	$ 555,752
3.20%, 6/15/56	3,685	2,227,472
		$ 2,783,224
Insured - General Obligations — 0.0%(6)
Mojave Unified School District, CA, (BAM), 2.731%, 8/1/37	$500	$ 411,025
		$ 411,025
Insured - Lease Revenue/Certificates of Participation — 0.8%
Anaheim, CA, Public Financing Authority, (Public Improvements), (AGM), 1.643%, 7/1/25	$7,850	$ 7,685,072
		$ 7,685,072
Insured - Special Tax Revenue — 0.2%
Rio Elementary School District Community Facilities District No. 1, CA:
(BAM), 1.826%, 9/1/28	$1,000	$ 911,930
(BAM), 2.307%, 9/1/31	1,500	1,305,930
		$ 2,217,860
Insured - Transportation — 0.8%
Alameda Corridor Transportation Authority, CA:
(AGM), (AMBAC), 0.00%, 10/1/26	$6,700	$ 6,170,633
(AMBAC), 0.00%, 10/1/27	740	652,451
(AMBAC), 0.00%, 10/1/28	1,010	853,500
		$ 7,676,584
Lease Revenue/Certificates of Participation — 0.7%
California State Public Works Board:
4.859%, 4/1/28	$3,000	$ 3,070,260
4.879%, 4/1/29	1,500	1,543,020
4.917%, 4/1/27	2,000	2,036,560
		$ 6,649,840

See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 1.2%
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue:
4.654%, 7/1/28	$1,640	$ 1,689,085
4.726%, 7/1/27	2,000	2,048,820
4.792%, 7/1/26	1,250	1,268,925
Riverside Unified School District Financing Authority, CA, 1.463%, 9/1/25	800	778,960
San Jose Redevelopment Agency Successor Agency, CA, 3.375%, 8/1/34	5,000	4,694,950
Successor Agency to San Diego Redevelopment Agency, CA:
3.625%, 9/1/25	250	248,445
3.75%, 9/1/26	250	248,700
		$ 10,977,885
Water and Sewer — 3.9%
Los Angeles, CA, Wastewater System Revenue, Green Bonds, 3.044%, 6/1/25	$2,000	$ 1,983,580
Metropolitan Water District of Southern California:
(SPA: PNC Bank, N.A.), 4.86%, 7/1/46(4)	5,500	5,500,000
(SPA: TD Bank, N.A.), 4.85%, 7/1/37(4)	28,750	28,750,000
		$ 36,233,580
Total Taxable Municipal Obligations (identified cost $120,255,960)		$119,417,204

Trust Units — 0.1%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.1%
HTA TRRB 2005L-745190UR7 Assured Custodial Trust, 5.25%, 7/1/41	$945	$ 924,839
Total Trust Units (identified cost $938,606)		$ 924,839
Total Investments — 102.5% (identified cost $940,844,764)		$966,255,527
Other Assets, Less Liabilities — (2.5)%		$(23,974,352)
Net Assets — 100.0%		$942,281,175

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2024, the aggregate value of these securities is $25,639,217 or 2.7% of the Fund's net assets.
(2)	When-issued security.
(3)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2024.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at September 30, 2024.
(5)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(6)	Amount is less than 0.05%.
The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2024, 6.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 4.0% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Income Fund
September 30, 2024
Portfolio of Investments

Tax-Exempt Municipal Obligations — 98.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.3%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	$3,105	$ 3,830,701
		$ 3,830,701
Education — 23.6%
Massachusetts Development Finance Agency, (Bentley University), 4.00%, 7/1/40	$1,300	$ 1,314,092
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/55	1,500	1,855,110
Massachusetts Development Finance Agency, (Boston University):
4.00%, 10/1/46	2,750	2,716,312
4.00%, 10/1/46	1,500	1,501,680
Massachusetts Development Finance Agency, (Dexter Southfield):
5.00%, 5/1/33	1,550	1,560,989
5.00%, 5/1/35	1,660	1,670,989
Massachusetts Development Finance Agency, (Middlesex School):
4.25%, 7/1/54	1,600	1,571,152
5.00%, 7/1/34	2,000	2,338,760
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 10/1/37	1,600	1,888,912
Massachusetts Development Finance Agency, (Phillips Academy):
5.00%, 9/1/39	575	677,086
5.00%, 9/1/41	1,000	1,159,280
5.00%, 9/1/43	225	258,536
Massachusetts Development Finance Agency, (Springfield College), Green Bonds, 4.00%, 6/1/56	4,700	3,967,317
Massachusetts Development Finance Agency, (Suffolk University):
5.00%, 7/1/35	750	781,995
5.00%, 7/1/38	340	351,540
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/36	1,575	1,604,090
Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 4.00%, 9/1/44	3,250	3,230,630
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	6,037,400
University of Massachusetts Building Authority:
5.00%, 11/1/46	2,000	2,243,300
5.00%, 11/1/52	2,365	2,524,425
		$ 39,253,595
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 0.6%
Massachusetts Municipal Wholesale Electric Co., 4.00%, 7/1/51	$1,000	$ 990,220
		$ 990,220
General Obligations — 21.3%
Andover, MA:
4.00%, 12/1/51	$1,350	$ 1,356,494
4.00%, 7/15/52	1,805	1,810,036
Ashland, MA, 4.00%, 8/1/41	1,905	1,950,758
Boston, MA, 5.00%, 11/1/42	1,410	1,630,707
Massachusetts:
5.00%, 5/1/48	3,000	3,299,670
5.25%, 10/1/47	2,000	2,251,360
Maynard, MA, 4.00%, 4/15/44	2,450	2,471,928
Nauset Regional School District, MA, 4.00%, 5/15/48	2,500	2,490,675
New Bedford, MA, 4.00%, 9/1/47	2,650	2,646,184
Northeast Metropolitan Regional Vocational School District, MA, 4.00%, 4/15/47	3,075	3,075,031
Norwood, MA, 4.00%, 9/15/47	2,500	2,488,975
Quincy, MA, 5.00%, 7/25/25	1,500	1,526,940
Somerset, MA, 4.00%, 4/1/48	2,970	2,978,702
Somerville, MA, 4.00%, 6/1/48	2,955	2,975,389
Taunton, MA, 4.00%, 3/1/49	2,610	2,589,903
		$ 35,542,752
Hospital — 13.6%
Massachusetts Development Finance Agency, (Beth Israel Lahey Health, Inc.):
5.00%, 7/1/33	$1,000	$ 1,030,030
5.00%, 7/1/34	2,500	2,916,650
Massachusetts Development Finance Agency, (Boston Children's Hospital):
4.00%, 3/1/54	1,070	1,047,926
5.25%, 3/1/54	2,500	2,790,175
Massachusetts Development Finance Agency, (Boston Medical Center):
Green Bonds, 4.00%, 7/1/47	1,875	1,809,769
Green Bonds, 5.00%, 7/1/44	2,500	2,509,925
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	2,000	2,023,020
Massachusetts Development Finance Agency, (Mass General Brigham, Inc.), 5.00%, 7/1/54	2,600	2,823,600
Massachusetts Development Finance Agency, (Partners Healthcare System):
5.00%, 7/1/35	2,000	2,061,000
5.00%, 7/1/47	2,000	2,033,920

See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Income Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	$1,295	$ 1,307,432
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), (LOC: TD Bank, N.A.), 3.80%, 7/1/39(1)	250	250,000
		$ 22,603,447
Housing — 4.3%
Massachusetts Development Finance Agency, (Merrimack College Student Housing):
4.25%, 7/1/34(2)	$500	$ 512,525
5.00%, 7/1/44(2)	1,000	1,051,130
Massachusetts Housing Finance Agency:
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.90%, 12/1/48	2,000	2,064,540
Sustainability Bonds, 2.65%, 6/1/26	1,000	993,350
Sustainability Bonds, 4.00%, 12/1/25	2,500	2,520,325
		$ 7,141,870
Industrial Development Revenue — 0.8%
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(2)	$670	$ 648,821
(AMT), 4.875%, 11/1/42(2)	740	735,131
		$ 1,383,952
Insured - Education — 3.8%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(3)	$5,460	$ 6,398,792
		$ 6,398,792
Insured - Special Tax Revenue — 3.4%
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	$4,955	$ 5,646,024
		$ 5,646,024
Lease Revenue/Certificates of Participation — 0.9%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	$1,370	$ 1,443,185
		$ 1,443,185
Other Revenue — 1.5%
Massachusetts Development Finance Agency, (Broad Institute), 4.00%, 4/1/41	$2,500	$ 2,503,775
		$ 2,503,775
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 2.0%
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(2)	$205	$ 214,260
5.00%, 11/15/38(2)	135	140,761
Massachusetts Development Finance Agency, (Loomis Communities), 4.00%, 1/1/51	690	645,205
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(2)	2,000	2,014,380
Massachusetts Development Finance Agency, (Salem Community Corp.), 5.00%, 1/1/25	365	365,135
		$ 3,379,741
Special Tax Revenue — 4.5%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 203,912
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/39	2,170	2,245,950
5.25%, 7/1/31	1,240	1,449,659
Massachusetts School Building Authority, 3.375%, 8/15/30	1,500	1,502,130
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,000	2,020,700
		$ 7,422,351
Student Loan — 2.0%
Massachusetts Educational Financing Authority:
(AMT), 3.625%, 7/1/38	$1,515	$ 1,428,781
(AMT), 4.25%, 7/1/32	1,800	1,826,766
		$ 3,255,547
Transportation — 10.9%
Massachusetts Port Authority:
(AMT), 4.00%, 7/1/46	$3,000	$ 2,875,590
(AMT), 5.00%, 7/1/43	2,000	2,027,560
(AMT), 5.00%, 7/1/51	4,090	4,285,216
Massachusetts Port Authority, (Bosfuel Project):
(AMT), 5.00%, 7/1/35	1,350	1,438,236
(AMT), 5.00%, 7/1/49	2,500	2,583,000
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53	4,500	4,936,140
		$ 18,145,742
Water and Sewer — 3.3%
Boston Water and Sewer Commission, MA:
4.00%, 11/1/27	$2,000	$ 2,030,000
4.00%, 11/1/47	2,360	2,381,547

See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Income Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Massachusetts Clean Water Trust, Sustainability Bonds, 5.00%, 2/1/43	$1,000	$ 1,132,970
		$ 5,544,517
Total Tax-Exempt Municipal Obligations (identified cost $159,251,421)		$164,486,211

Taxable Municipal Obligations — 1.2%
Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 0.6%
Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.89%, 7/1/25	$1,000	$ 992,580
		$ 992,580
Lease Revenue/Certificates of Participation — 0.1%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$85	$ 87,356
National Finance Authority, NH, (Centurion Foundation), 11.00%, 12/15/38	45	46,179
		$ 133,535
Special Tax Revenue — 0.5%
Massachusetts School Building Authority, Social Bonds, 1.753%, 8/15/30	$1,000	$ 900,410
		$ 900,410
Total Taxable Municipal Obligations (identified cost $1,982,850)		$ 2,026,525
Total Investments — 100.0% (identified cost $161,234,271)		$166,512,736
Other Assets, Less Liabilities — (0.0)%(4)		$ (28,687)
Net Assets — 100.0%		$166,484,049

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2024.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2024, the aggregate value of these securities is $5,520,920 or 3.3% of the Fund's net assets.
(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(4)	Amount is less than (0.05)%.
The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2024, 7.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 3.8% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund
September 30, 2024
Portfolio of Investments

Corporate Bonds — 0.4%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.4%
Montefiore Obligated Group, 4.287%, 9/1/50	$2,080	$ 1,570,534
Total Corporate Bonds (identified cost $2,080,000)		$ 1,570,534

Tax-Exempt Municipal Obligations — 104.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.2%
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 9/15/47(1)	$4,000	$ 4,410,680
		$ 4,410,680
Education — 6.4%
Albany Capital Resource Corp., NY, (KIPP Capital Region Public Charter Schools), 4.75%, 6/1/54	$1,350	$ 1,362,595
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.00%, 6/15/31(2)	240	234,874
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 4.00%, 7/1/37	250	248,583
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/50(2)	1,640	1,670,209
Monroe County Industrial Development Corp., NY, (University of Rochester):
4.00%, 7/1/50	3,020	2,997,743
5.00%, 7/1/53	2,265	2,488,080
New York Dormitory Authority, (Barnard College), 4.00%, 7/1/49	2,000	1,936,180
New York Dormitory Authority, (Cornell University), 5.50%, 7/1/54	2,500	2,893,400
New York Dormitory Authority, (New York University):
4.00%, 7/1/39	1,260	1,297,422
4.00%, 7/1/46	3,000	2,999,580
New York Dormitory Authority, (Pace University):
5.25%, 5/1/41	425	475,188
5.50%, 5/1/49	1,500	1,666,260
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/38	2,725	2,963,764
		$ 23,233,878
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 6.4%
Long Island Power Authority, NY, Electric System Revenue:
5.00%, 9/1/41	$2,500	$ 2,862,725
5.00%, 9/1/42	3,000	3,419,520
5.00%, 9/1/49	4,000	4,421,760
New York Power Authority:
Green Bonds, 5.00%, 11/15/37(3)	2,000	2,373,840
Green Bonds, 5.00%, 11/15/42(3)	2,500	2,879,375
Utility Debt Securitization Authority, NY:
5.00%, 12/15/41	3,500	4,069,520
Green Bonds, 5.00%, 9/15/52	3,050	3,357,288
		$ 23,384,028
General Obligations — 7.7%
Nassau County, NY, 4.00%, 4/1/50	$1,500	$ 1,491,945
New York:
5.00%, 3/15/38	1,250	1,467,000
5.00%, 3/15/38	2,250	2,640,600
5.00%, 3/15/39	2,375	2,759,275
5.00%, 3/15/40	2,125	2,453,652
New York, NY:
4.00%, 9/1/46	2,000	1,995,640
4.00%, 4/1/50	2,000	1,981,660
5.25%, 5/1/42	1,665	1,870,911
5.50%, 5/1/44	2,500	2,834,750
5.50%, 5/1/46	2,600	2,931,656
(SPA: Barclays Bank PLC), 4.15%, 6/1/44(4)	2,000	2,000,000
Puerto Rico:
5.625%, 7/1/29	1,634	1,764,951
5.75%, 7/1/31	1,000	1,112,840
Valley Stream, NY:
2.25%, 5/15/27	250	237,742
2.375%, 5/15/28	255	238,777
		$ 27,781,399
Hospital — 3.1%
Dutchess County Local Development Corp., NY, (Health Quest System, Inc.), 4.00%, 7/1/41	$4,870	$ 4,858,068
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/47	505	383,820
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	2,025	2,166,811
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group):
5.00%, 7/1/33(3)	2,000	2,340,420

See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group): (continued)
5.00%, 7/1/34(3)	$1,400	$ 1,657,376
		$ 11,406,495
Housing — 4.1%
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 2.60%, 11/1/46	$1,000	$ 756,240
Sustainable Development Bonds, 2.85%, 11/1/39	3,930	3,366,870
New York Mortgage Agency:
3.65%, 4/1/32	115	115,414
Social Bonds, 4.55%, 10/1/49	6,000	6,075,300
Social Bonds, 4.875%, 10/1/48	2,000	2,061,520
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II), 5.00%, 6/1/42	2,500	2,535,525
		$ 14,910,869
Industrial Development Revenue — 4.2%
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(2)	$930	$ 880,682
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 1/1/36	2,000	2,060,180
(AMT), 5.00%, 10/1/40	4,165	4,323,978
(AMT), 6.00%, 4/1/35	1,335	1,510,753
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 3.00%, 8/1/31	2,795	2,640,436
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(2)	4,000	3,890,960
		$ 15,306,989
Insured - Education — 2.2%
New York Dormitory Authority, (CUNY Student Housing), (AMBAC), (BAM), 5.50%, 7/1/35	$6,600	$ 7,862,052
		$ 7,862,052
Insured - Electric Utilities — 1.0%
New York Power Authority, Green Transmission Revenue:
(AGM), 5.00%, 11/15/48	$1,000	$ 1,115,710
(AGM), 5.25%, 11/15/39	1,000	1,196,510
(AGM), 5.25%, 11/15/40	1,000	1,188,840
		$ 3,501,060
Security	Principal Amount (000's omitted)	Value
Insured - Escrowed/Prerefunded — 2.7%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	$11,530	$ 9,714,832
		$ 9,714,832
Insured - General Obligations — 0.6%
Nassau County, NY, (AGM), 4.00%, 4/1/47	$2,140	$ 2,153,118
		$ 2,153,118
Insured - Hospital — 0.5%
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AGM), 5.75%, 11/1/48	$1,500	$ 1,717,350
		$ 1,717,350
Insured - Other Revenue — 0.7%
New York City Industrial Development Agency, NY, (Yankee Stadium):
(AGC), 0.00%, 3/1/31	$1,690	$ 1,352,051
(AGM), 4.00%, 3/1/32	1,130	1,192,150
		$ 2,544,201
Insured - Transportation — 1.9%
Metropolitan Transportation Authority, NY, Green Bonds, (BAM), 4.00%, 11/15/48	$3,250	$ 3,226,730
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One):
Green Bonds, (AGM), (AMT), 5.00%, 6/30/49	2,165	2,260,563
Green Bonds, (AGM), (AMT), 5.00%, 6/30/54	1,250	1,308,175
		$ 6,795,468
Lease Revenue/Certificates of Participation — 2.6%
Battery Park City Authority, NY:
(SPA: TD Bank, N.A.), 3.80%, 11/1/38(4)	$2,000	$ 2,000,000
Sustainability Bonds, 5.00%, 11/1/53	3,000	3,324,630
New York City Transitional Finance Authority, NY, (Building Aid), 4.00%, 7/15/45	4,000	3,991,760
		$ 9,316,390
Other Revenue — 2.2%
Hudson Yards Infrastructure Corp., NY:
5.00%, 2/15/42	$3,855	$ 3,991,891
Green Bonds, 4.00%, 2/15/41	4,000	4,126,400
		$ 8,118,291

See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 1.8%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	$4,500	$ 4,544,730
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), Series 2020B, 5.00%, 12/1/40	2,000	2,058,520
		$ 6,603,250
Special Tax Revenue — 28.2%
Metropolitan Transportation Authority, NY:
Green Bonds, 4.00%, 11/15/51	$1,000	$ 986,910
Green Bonds, 5.00%, 11/15/43	1,500	1,693,950
Green Bonds, 5.00%, 11/15/49	3,000	3,308,460
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/40	2,000	2,036,760
4.00%, 2/1/43	4,000	4,068,120
4.00%, 5/1/45	1,750	1,755,268
4.00%, 8/1/48	3,500	3,496,115
4.375%, 5/1/53	2,000	2,038,520
5.00%, 8/1/39	4,250	4,458,462
5.00%, 5/1/40(3)	2,500	2,859,150
5.00%, 11/1/46(1)	5,000	5,448,650
5.50%, 11/1/45(1)	5,000	5,726,250
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 2/15/47	2,500	2,482,325
4.00%, 3/15/47	1,395	1,378,511
4.00%, 3/15/48	1,930	1,908,075
4.00%, 3/15/54	1,350	1,306,287
5.00%, 3/15/49	2,855	3,061,302
5.25%, 3/15/52	2,000	2,241,700
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/48	2,000	1,983,260
5.00%, 3/15/45	4,000	4,186,040
New York State Thruway Authority, Personal Income Tax Revenue, 4.00%, 3/15/55	2,000	1,974,440
New York State Urban Development Corp., Sales Tax Revenue:
4.00%, 3/15/39	5,000	5,158,050
4.00%, 3/15/45	2,000	2,006,740
5.00%, 3/15/49	4,000	4,390,120
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	6,445	6,511,706
Triborough Bridge and Tunnel Authority, NY, Payroll Mobility Tax:
4.00%, 5/15/46	1,455	1,460,020
Series 2021A, 5.00%, 5/15/51	2,500	2,682,875
Series 2021C, 5.00%, 5/15/51	6,000	6,467,940
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Triborough Bridge and Tunnel Authority, NY, Payroll Mobility Tax: (continued)
Green Bonds, 5.25%, 5/15/47(1)	$3,000	$ 3,343,680
Green Bonds, 5.25%, 5/15/47	2,500	2,786,400
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue:
4.00%, 5/15/48	2,500	2,491,825
5.00%, 5/15/49	6,000	6,621,360
		$102,319,271
Transportation — 18.3%
Metropolitan Transportation Authority, NY:
(LOC: Barclays Bank PLC), 3.80%, 11/1/32(4)	$2,500	$ 2,500,000
Green Bonds, 4.00%, 11/15/45	2,000	1,983,740
Green Bonds, 4.75%, 11/15/45	900	933,300
New York State Thruway Authority:
4.00%, 1/1/45	3,000	2,994,240
5.00%, 1/1/49	3,250	3,594,792
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One):
Green Bonds, (AMT), 5.50%, 6/30/54	2,000	2,153,100
Green Bonds, (AMT), 6.00%, 6/30/54	1,925	2,104,891
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 12/1/39	1,500	1,595,550
(AMT), 5.00%, 7/1/41	2,150	2,150,000
(AMT), 5.00%, 7/1/46	9,100	9,100,091
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
(AMT), 4.00%, 12/1/42	1,960	1,894,301
(AMT), 5.00%, 12/1/28	2,000	2,129,220
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/26	1,210	1,210,920
Port Authority of New York and New Jersey:
4.00%, 11/1/41	3,250	3,297,028
4.00%, 11/1/49	3,000	3,009,420
6.125%, 6/1/94	2,500	2,502,925
(AMT), 5.00%, 8/1/37	2,550	2,797,452
(AMT), 5.00%, 1/15/47	2,000	2,132,600
(AMT), 5.50%, 8/1/52	2,000	2,195,700
Series 245, 5.00%, 9/1/38(3)	2,500	2,934,125
Triborough Bridge and Tunnel Authority, NY:
3.00%, 11/15/46	4,000	3,311,920
5.00%, 11/15/51	7,545	8,061,229
(LOC: TD Bank, N.A.), 3.80%, 1/1/32(4)	2,000	2,000,000
		$ 66,586,544

See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 9.0%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/51	$5,260	$ 5,237,067
5.00%, 6/15/39	4,515	4,566,290
5.00%, 6/15/43	2,500	2,811,450
5.00%, 6/15/47(1)	2,000	2,192,900
5.00%, 6/15/50	5,000	5,313,300
5.25%, 6/15/47	4,000	4,509,840
5.25%, 6/15/52	3,025	3,340,114
Suffolk County Water Authority, NY, 3.25%, 6/1/42	5,000	4,621,400
		$ 32,592,361
Total Tax-Exempt Municipal Obligations (identified cost $362,420,203)		$380,258,526

Taxable Municipal Obligations — 1.8%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.2%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	$835	$ 811,837
		$ 811,837
Special Tax Revenue — 1.6%
Metropolitan Transportation Authority, NY, Payroll Mobility Tax Revenue, 5.37%, 12/19/24	$3,500	$ 3,503,815
Oneida Indian Nation of New York, 8.00%, 9/1/40(2)	2,000	2,040,800
		$ 5,544,615
Total Taxable Municipal Obligations (identified cost $6,295,772)		$ 6,356,452
Total Investments — 107.0% (identified cost $370,795,975)		$388,185,512
Other Assets, Less Liabilities — (7.0)%		$(25,361,721)
Net Assets — 100.0%		$362,823,791

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2024, the aggregate value of these securities is $8,717,525 or 2.4% of the Fund's net assets.
(3)	When-issued security.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2024.
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2024, 8.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 3.1% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Fund
September 30, 2024
Portfolio of Investments

Tax-Exempt Municipal Obligations — 102.3%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 4.1%
Ohio Water Development Authority:
4.00%, 6/1/36	$1,500	$ 1,514,760
5.00%, 12/1/38	1,000	1,094,670
Green Bonds, 5.00%, 12/1/38	1,000	1,154,600
Sustainability Bonds, 5.00%, 12/1/40	2,000	2,273,480
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	1,455	1,638,214
		$ 7,675,724
Education — 16.3%
Dayton-Montgomery County Port Authority, OH, (Dayton Regional STEM Schools, Inc.):
5.00%, 12/1/32	$820	$ 895,071
5.00%, 12/1/44	1,250	1,313,550
Miami University, OH, 4.00%, 9/1/45	2,000	2,004,940
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/40	1,000	1,041,360
Ohio Higher Educational Facility Commission, (Denison University):
5.00%, 11/1/48	2,250	2,469,397
5.25%, 11/1/46	1,355	1,399,566
Ohio Higher Educational Facility Commission, (Oberlin College), Green Bonds, 5.00%, 10/1/48	2,175	2,382,038
Ohio Higher Educational Facility Commission, (The College of Wooster), 5.00%, 9/1/36	1,000	1,077,840
Ohio Higher Educational Facility Commission, (University of Dayton):
5.00%, 12/1/32	550	556,847
5.00%, 2/1/38	1,200	1,336,428
Ohio State University:
5.00%, 12/1/29	1,060	1,195,436
5.25%, 12/1/46	2,000	2,270,020
Green Bonds, 4.00%, 12/1/43	1,725	1,755,757
Ohio University, 5.25%, 12/1/54(1)	3,000	3,360,210
Port of Greater Cincinnati Development Authority, OH, (St. Xavier High School, Inc.):
4.00%, 4/1/33	335	345,328
4.00%, 4/1/34	510	524,974
4.00%, 4/1/35	350	357,886
4.00%, 4/1/36	350	356,178
4.00%, 4/1/37	560	566,406
4.00%, 4/1/38	400	402,376
4.00%, 4/1/39	415	415,751
4.00%, 4/1/40	415	409,879
Security	Principal Amount (000's omitted)	Value
Education (continued)
University of Cincinnati, OH:
5.00%, 6/1/47	$2,000	$ 2,055,700
5.25%, 6/1/49	2,000	2,224,260
		$ 30,717,198
Electric Utilities — 2.6%
American Municipal Power, Inc., OH, (Combined Hydroelectric), 5.00%, 2/15/48	$1,300	$ 1,425,320
American Municipal Power, Inc., OH, (Greenup Hydroelectric Facility), 5.00%, 2/15/46	1,000	1,018,220
American Municipal Power, Inc., OH, (Meldahl Hydroelectric):
Green Bonds, 4.00%, 2/15/34	2,005	2,022,765
Green Bonds, 5.00%, 2/15/33	495	506,558
		$ 4,972,863
Escrowed/Prerefunded — 0.0%(2)
Ohio, (Cleveland Clinic Health System), Prerefunded to 1/1/28, 4.00%, 1/1/43	$20	$ 20,939
		$ 20,939
General Obligations — 16.6%
Butler County, OH, Special Tax Assessment, 5.50%, 12/1/28	$855	$ 856,402
Central Ohio Transit Authority, OH, 5.00%, 12/1/48	2,000	2,198,120
Cleveland, OH:
5.00%, 12/1/44	1,000	1,097,920
5.00%, 12/1/51	2,000	2,156,560
Columbus, OH, 5.00%, 4/1/39	2,700	3,060,666
Cuyahoga Community College District, OH, 3.50%, 12/1/39	1,400	1,376,060
Mayfield Heights, OH, 4.00%, 12/1/48	1,250	1,233,350
North Canton City School District, OH, 5.00%, 10/1/49	560	603,109
North Olmsted City School District, OH, 5.00%, 10/15/48	2,500	2,674,375
North Ridgeville City School District, OH:
4.375%, 12/1/50	2,750	2,757,122
5.00%, 12/1/47	1,300	1,372,683
Ohio, 4.00%, 6/15/40	2,500	2,591,600
Shaker Heights City School District, OH, 5.00%, 12/15/49	3,000	3,305,190
Summit County, OH, 5.00%, 12/1/43	1,000	1,108,540
Troy City School District, OH, 5.00%, 12/1/54	1,000	1,092,620
Upper Arlington City School District, OH, 5.75%, 12/1/40	500	514,665
Worthington City School District, OH, 5.50%, 12/1/54	3,000	3,374,400
		$ 31,373,382

See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital — 16.3%
Akron, Bath and Copley Joint Township Hospital District, OH, (Children's Hospital Medical Center of Akron), 4.00%, 11/15/42	$1,250	$ 1,234,887
Akron, Bath and Copley Joint Township Hospital District, OH, (Summa Health Obligated Group), 4.00%, 11/15/37	525	516,779
Allen County, OH, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/40	1,000	1,008,780
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(3)	5,150	5,098,706
Butler County, OH, (UC Health):
4.00%, 11/15/37	920	873,374
5.00%, 11/15/28	590	611,081
Franklin County, OH, (Nationwide Children's Hospital):
5.00%, 11/1/34	750	780,750
(SPA: JPMorgan Chase Bank, N.A.), 4.05%, 11/1/42(4)	1,580	1,580,000
Franklin County, OH, (OhioHealth Corp.), 5.00%, 5/15/40	1,200	1,210,836
Franklin County, OH, (Trinity Health Credit Group):
3.50% to 11/1/24 (Put Date), 12/1/46	1,500	1,499,550
4.00%, 12/1/44	2,445	2,442,848
5.00%, 12/1/46	3,000	3,074,160
Hamilton County, OH, (UC Health), 5.00%, 9/15/45	1,125	1,135,811
Miami County, OH, (Kettering Health Network Obligated Group), 5.00%, 8/1/38	1,000	1,047,570
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	460,092
Ohio, (Childrens Hospital Medical Center), 5.25%, 8/15/48	1,500	1,678,320
Ohio, (Cleveland Clinic Health System):
4.00%, 1/1/36	2,055	2,081,489
4.00%, 1/1/43	2,165	2,170,586
4.00%, 1/1/46	2,000	2,000,740
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	215	214,886
		$ 30,721,245
Housing — 2.9%
Ohio Housing Finance Agency:
3.00%, 9/1/39	$375	$ 331,837
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.35%, 9/1/44	2,995	3,021,626
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.80%, 9/1/43	960	998,640
(FHLMC), (FNMA), (GNMA), Social Bonds, 5.50%, 3/1/53	960	1,029,370
		$ 5,381,473
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue — 3.4%
Cleveland, OH, (Continental Airlines), 5.375%, 9/15/27	$1,630	$ 1,630,994
Ohio Air Quality Development Authority, (American Electric Power Co., Inc.), (AMT), 3.75%, 1/1/29	1,000	1,000,470
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(5)	1,700	1,717,578
Ohio, (Republic Services, Inc.), 3.50% to 12/2/24 (Put Date), 11/1/35	2,000	2,000,000
		$ 6,349,042
Insured - Electric Utilities — 7.2%
Cleveland, OH, Public Power System Revenue:
(AGM), 4.00%, 11/15/36	$1,000	$ 1,027,600
(NPFG), 0.00%, 11/15/27	2,540	2,308,428
Ohio Municipal Electric Generation Agency:
(NPFG), 0.00%, 2/15/26	3,000	2,873,460
(NPFG), 0.00%, 2/15/27	2,500	2,324,000
(NPFG), 0.00%, 2/15/28	4,750	4,276,615
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	770	766,450
		$ 13,576,553
Insured - Escrowed/Prerefunded — 0.1%
Cleveland, OH, Public Power System Revenue, (AGM), Escrowed to Maturity, 5.00%, 11/15/24	$235	$ 235,449
		$ 235,449
Insured - General Obligations — 15.3%
Cincinnati City School District, OH, (AGM), 5.25%, 12/1/29(3)	$7,500	$ 8,467,200
Green Local School District, OH, (AGM), 4.625%, 11/1/47	1,020	1,042,338
Kettering City School District, OH, (AGM), 5.25%, 12/1/31	4,505	4,897,025
Mason City School District, OH, (AGM), 5.25%, 12/1/31	3,525	3,979,972
Springboro Community City School District, OH, (AGM), 5.25%, 12/1/30	5,000	5,617,200
Westerville City School District, OH, (XLCA), 5.00%, 12/1/27	4,590	4,881,144
		$ 28,884,879
Insured - Hospital — 0.9%
Lucas County, OH, (ProMedica Healthcare Obligated Group), (AGM), 4.00%, 11/15/45	$1,725	$ 1,662,417
		$ 1,662,417

See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 0.5%
Port of Greater Cincinnati Development Authority, OH, (Duke Energy Convention Center), (AGM), 4.375%, 12/1/58	$1,000	$ 1,010,280
		$ 1,010,280
Insured - Transportation — 1.3%
Cleveland, OH, Airport System Revenue, (AGM), (AMT), 5.00%, 1/1/43	$1,000	$ 1,026,340
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/35	1,500	1,514,475
		$ 2,540,815
Insured - Water and Sewer — 2.0%
Newark, OH, Water System Revenue, (AGM), 5.00%, 12/1/39	$3,680	$ 3,842,435
		$ 3,842,435
Other Revenue — 3.8%
Buckeye Tobacco Settlement Financing Authority, OH:
4.00%, 6/1/37	$1,875	$ 1,896,188
5.00%, 6/1/55	1,995	1,880,168
Cuyahoga County, OH, (Cleveland Orchestra):
5.00%, 1/1/33	400	433,432
5.00%, 1/1/34	300	324,597
5.00%, 1/1/35	500	540,095
5.00%, 1/1/41	725	770,073
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	1,330	1,330,638
		$ 7,175,191
Senior Living/Life Care — 1.6%
Franklin County, OH, (Ohio Living Communities):
4.00%, 7/1/40	$995	$ 919,082
5.25%, 7/1/41	1,500	1,589,415
Prerefunded to 7/1/28, 4.00%, 7/1/40	5	5,405
Hamilton County, OH, (Life Enriching Communities Project), 5.50%, 1/1/43	500	533,035
		$ 3,046,937
Special Tax Revenue — 1.7%
Akron, OH, Income Tax Revenue, 4.00%, 12/1/36	$655	$ 663,246
American Samoa Economic Development Authority, 5.00%, 9/1/38(5)	200	203,912
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,285	2,308,650
		$ 3,175,808
Security	Principal Amount (000's omitted)	Value
Transportation — 2.1%
Ohio Turnpike and Infrastructure Commission, 4.00%, 2/15/46	$2,000	$ 2,004,600
Ohio, Major New State Infrastructure Project Revenue:
5.00%, 12/15/25	750	772,208
5.00%, 12/15/27	750	810,607
5.00%, 12/15/33	350	394,083
		$ 3,981,498
Water and Sewer — 3.6%
Cleveland, OH, Water Pollution Control Revenue:
5.00%, 11/15/49	$750	$ 818,160
Green Bonds, 5.00%, 11/15/41	945	959,043
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/33	1,265	1,280,673
Mahoning County, OH, Sewer System Revenue, 5.00%, 12/1/46	1,565	1,668,368
Ohio Water Development Authority, Water Pollution Control Loan Fund, Green Bonds, 4.00%, 12/1/46	2,000	2,009,300
		$ 6,735,544
Total Tax-Exempt Municipal Obligations (identified cost $187,876,341)		$193,079,672

Taxable Municipal Obligations — 1.1%
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 1.1%
JobsOhio Beverage System, OH, 4.433%, 1/1/33	$2,000	$ 2,033,400
Total Taxable Municipal Obligations (identified cost $1,982,860)		$ 2,033,400

See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Fund
September 30, 2024
Portfolio of Investments — continued

Trust Units — 0.4%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.4%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$772	$ 755,932
Total Trust Units (identified cost $777,674)		$ 755,932
Total Investments — 103.8% (identified cost $190,636,875)		$195,869,004
Other Assets, Less Liabilities — (3.8)%		$ (7,210,476)
Net Assets — 100.0%		$188,658,528
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Amount is less than 0.05%.
(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2024.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2024, the aggregate value of these securities is $1,921,490 or 1.0% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2024, 26.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.5% to 17.5% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement
XLCA	– XL Capital Assurance, Inc.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2024
Statements of Assets and Liabilities

	September 30, 2024
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Assets
Investments:
Identified cost	$940,844,764	$161,234,271	$370,795,975	$190,636,875
Unrealized appreciation	25,410,763	5,278,465	17,389,537	5,232,129
Investments, at value	$966,255,527	$166,512,736	$388,185,512	$195,869,004
Cash	$9,967	$140,531	$1,574,447	$1,785,112
Interest receivable	9,203,748	1,983,746	4,260,760	2,386,003
Receivable for investments sold	12,784,313	1,958,125	190,000	1,767,130
Receivable for Fund shares sold	3,935,331	209,178	277,756	234,403
Trustees' deferred compensation plan	71,337	62,270	113,685	61,854
Total assets	$992,260,223	$170,866,586	$394,602,160	$202,103,506
Liabilities
Payable for floating rate notes issued	$—	$3,662,459	$15,245,096	$8,460,967
Payable for line of credit	1,900,000	—	—	—
Payable for investments purchased	1,108,552	—	—	1,000,000
Payable for when-issued securities	43,673,986	—	14,982,831	3,331,740
Payable for Fund shares redeemed	2,011,807	294,888	726,485	232,715
Distributions payable	503,457	154,681	141,920	36,045
Payable to affiliates:
Investment adviser fee	311,220	50,613	119,474	57,912
Distribution and service fees	42,076	14,431	34,293	15,399
Trustees' deferred compensation plan	71,337	62,270	113,685	61,854
Interest expense and fees payable	—	12,122	191,011	89,095
Accrued expenses	356,613	131,073	223,574	159,251
Total liabilities	$49,979,048	$4,382,537	$31,778,369	$13,444,978
Net Assets	$942,281,175	$166,484,049	$362,823,791	$188,658,528
Sources of Net Assets
Paid-in capital	$957,076,377	$172,115,909	$380,719,707	$197,930,171
Accumulated loss	(14,795,202)	(5,631,860)	(17,895,916)	(9,271,643)
Net Assets	$942,281,175	$166,484,049	$362,823,791	$188,658,528
Class A Shares
Net Assets	$152,008,451	$79,640,249	$178,092,642	$74,900,039
Shares Outstanding	14,747,929	9,834,809	18,664,025	8,868,767
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.31	$8.10	$9.54	$8.45
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$10.66	$8.37	$9.86	$8.73
Class C Shares
Net Assets	$14,168,743	$1,543,973	$6,756,115	$4,049,969
Shares Outstanding	1,487,687	190,704	707,687	479,846
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.52	$8.10	$9.55	$8.44

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2024
Statements of Assets and Liabilities — continued

	September 30, 2024
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Class I Shares
Net Assets	$776,103,981	$85,299,827	$177,975,034	$109,708,520
Shares Outstanding	75,248,890	10,531,733	18,655,285	12,982,710
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.31	$8.10	$9.54	$8.45
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2024
Statements of Operations

	Year Ended September 30, 2024
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Investment Income
Interest income	$35,390,880	$6,419,175	$15,505,776	$7,855,481
Total investment income	$35,390,880	$6,419,175	$15,505,776	$7,855,481
Expenses
Investment adviser fee	$3,457,213	$571,899	$1,420,337	$713,889
Distribution and service fees:
Class A	318,251	161,333	359,448	153,842
Class C	158,424	25,479	74,473	40,926
Trustees’ fees and expenses	53,190	10,235	22,824	12,461
Custodian fee	204,139	42,196	87,191	49,538
Transfer and dividend disbursing agent fees	232,850	55,635	150,920	78,089
Legal and accounting services	122,100	78,256	82,560	83,558
Printing and postage	28,713	5,861	15,167	8,498
Registration fees	3,428	15,755	7,924	12,448
Interest expense and fees	—	146,263	608,881	347,169
Miscellaneous	103,971	28,817	63,622	49,208
Total expenses	$4,682,279	$1,141,729	$2,893,347	$1,549,626
Net investment income	$30,708,601	$5,277,446	$12,612,429	$6,305,855
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$766,243	$(919,472)	$(6,913,623)	$(2,112,600)
Futures contracts	2,334,123	—	146,121	(17,991)
Net realized gain (loss)	$3,100,366	$(919,472)	$(6,767,502)	$(2,130,591)
Change in unrealized appreciation (depreciation):
Investments	$44,953,624	$9,755,851	$36,041,443	$14,165,107
Futures contracts	—	—	(533,013)	(141,508)
Net change in unrealized appreciation (depreciation)	$44,953,624	$9,755,851	$35,508,430	$14,023,599
Net realized and unrealized gain	$48,053,990	$8,836,379	$28,740,928	$11,893,008
Net increase in net assets from operations	$78,762,591	$14,113,825	$41,353,357	$18,198,863

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2024
Statements of Changes in Net Assets

	Year Ended September 30, 2024
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$30,708,601	$5,277,446	$12,612,429	$6,305,855
Net realized gain (loss)	3,100,366	(919,472)	(6,767,502)	(2,130,591)
Net change in unrealized appreciation (depreciation)	44,953,624	9,755,851	35,508,430	14,023,599
Net increase in net assets from operations	$78,762,591	$14,113,825	$41,353,357	$18,198,863
Distributions to shareholders:
Class A	$(4,300,985)	$(2,637,587)	$(6,167,283)	$(2,483,187)
Class C	(416,910)	(67,151)	(209,586)	(106,559)
Class I	(25,405,471)	(2,529,754)	(6,052,909)	(3,743,742)
Total distributions to shareholders	$(30,123,366)	$(5,234,492)	$(12,429,778)	$(6,333,488)
Transactions in shares of beneficial interest:
Class A	$28,297,420	$(2,382,961)	$(14,331,106)	$(8,729,974)
Class C	(3,475,163)	(2,222,282)	(2,911,295)	(787,649)
Class I	160,028,791	14,986,052	5,924,519	(3,715,601)
Net increase (decrease) in net assets from Fund share transactions	$184,851,048	$10,380,809	$(11,317,882)	$(13,233,224)
Net increase (decrease) in net assets	$233,490,273	$19,260,142	$17,605,697	$(1,367,849)
Net Assets
At beginning of year	$708,790,902	$147,223,907	$345,218,094	$190,026,377
At end of year	$942,281,175	$166,484,049	$362,823,791	$188,658,528

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2024
Statements of Changes in Net Assets — continued

	Year Ended September 30, 2023
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$21,266,761	$4,522,833	$11,196,832	$5,876,216
Net realized loss	(9,523,642)	(1,746,218)	(11,066,174)	(1,427,027)
Net change in unrealized appreciation (depreciation)	3,997,134	697,654	9,616,292	(879,730)
Net increase in net assets from operations	$15,740,253	$3,474,269	$9,746,950	$3,569,459
Distributions to shareholders:
Class A	$(3,715,593)	$(2,272,650)	$(5,607,350)	$(2,515,854)
Class C	(447,384)	(90,608)	(244,518)	(117,013)
Class I	(16,695,418)	(2,135,702)	(5,196,140)	(3,188,149)
Total distributions to shareholders	$(20,858,395)	$(4,498,960)	$(11,048,008)	$(5,821,016)
Transactions in shares of beneficial interest:
Class A	$(1,518,749)	$3,862,898	$(7,192,578)	$(10,434,074)
Class C	(3,026,717)	(889,526)	(3,968,790)	(2,141,255)
Class I	138,348,631	6,230,440	13,565,124	15,265,920
Net increase in net assets from Fund share transactions	$133,803,165	$9,203,812	$2,403,756	$2,690,591
Net increase in net assets	$128,685,023	$8,179,121	$1,102,698	$439,034
Net Assets
At beginning of year	$580,105,879	$139,044,786	$344,115,396	$189,587,343
At end of year	$708,790,902	$147,223,907	$345,218,094	$190,026,377

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2024
Financial Highlights

	California Opportunities Fund — Class A
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$9.68	$9.66	$10.99	$10.93	$10.80
Income (Loss) From Operations
Net investment income(1)	$0.35	$0.32	$0.17	$0.14	$0.20
Net realized and unrealized gain (loss)	0.62	0.01(2)	(1.29)	0.09	0.18
Total income (loss) from operations	$0.97	$0.33	$(1.12)	$0.23	$0.38
Less Distributions
From net investment income	$(0.34)	$(0.31)	$(0.17)	$(0.14)	$(0.21)
From net realized gain	—	—	(0.04)	(0.03)	(0.04)
Total distributions	$(0.34)	$(0.31)	$(0.21)	$(0.17)	$(0.25)
Net asset value — End of year	$10.31	$9.68	$9.66	$10.99	$10.93
Total Return(3)	10.16%	3.37%	(10.35)%	2.06%	3.58%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$152,008	$116,041	$117,491	$145,636	$147,662
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.75%	0.75%	0.71%	0.69%	0.71%
Interest and fee expense(5)	—	—	—	—	0.01%
Total expenses	0.75%	0.75%	0.71%	0.69%	0.72%
Net expenses	0.75%	0.75%	0.71%	0.69%	0.72%
Net investment income	3.44%	3.17%	1.59%	1.23%	1.88%
Portfolio Turnover	173%	171%	170%	104%	184%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2024
Financial Highlights — continued

	California Opportunities Fund — Class C
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$8.95	$8.93	$10.15	$10.11	$9.99
Income (Loss) From Operations
Net investment income(1)	$0.25	$0.22	$0.08	$0.05	$0.11
Net realized and unrealized gain (loss)	0.56	0.02(2)	(1.18)	0.07	0.17
Total income (loss) from operations	$0.81	$0.24	$(1.10)	$0.12	$0.28
Less Distributions
From net investment income	$(0.24)	$(0.22)	$(0.08)	$(0.05)	$(0.12)
From net realized gain	—	—	(0.04)	(0.03)	(0.04)
Total distributions	$(0.24)	$(0.22)	$(0.12)	$(0.08)	$(0.16)
Net asset value — End of year	$9.52	$8.95	$8.93	$10.15	$10.11
Total Return(3)	9.20%	2.62%	(10.92)%	1.16%	2.83%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$14,169	$16,663	$19,575	$30,823	$28,977
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.50%	1.50%	1.46%	1.44%	1.46%
Interest and fee expense(5)	—	—	—	—	0.01%
Total expenses	1.50%	1.50%	1.46%	1.44%	1.47%
Net expenses	1.50%	1.50%	1.46%	1.44%	1.47%
Net investment income	2.70%	2.42%	0.81%	0.48%	1.13%
Portfolio Turnover	173%	171%	170%	104%	184%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2024
Financial Highlights — continued

	California Opportunities Fund — Class I
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$9.69	$9.67	$10.99	$10.94	$10.81
Income (Loss) From Operations
Net investment income(1)	$0.37	$0.34	$0.19	$0.16	$0.23
Net realized and unrealized gain (loss)	0.62	0.02(2)	(1.28)	0.08	0.18
Total income (loss) from operations	$0.99	$0.36	$(1.09)	$0.24	$0.41
Less Distributions
From net investment income	$(0.37)	$(0.34)	$(0.19)	$(0.16)	$(0.24)
From net realized gain	—	—	(0.04)	(0.03)	(0.04)
Total distributions	$(0.37)	$(0.34)	$(0.23)	$(0.19)	$(0.28)
Net asset value — End of year	$10.31	$9.69	$9.67	$10.99	$10.94
Total Return(3)	10.32%	3.63%	(10.03)%	2.22%	3.82%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$776,104	$576,087	$443,039	$572,453	$410,090
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.50%	0.50%	0.46%	0.44%	0.46%
Interest and fee expense(5)	—	—	—	—	0.01%
Total expenses	0.50%	0.50%	0.46%	0.44%	0.47%
Net expenses	0.50%	0.50%	0.46%	0.44%	0.47%
Net investment income	3.69%	3.43%	1.83%	1.47%	2.08%
Portfolio Turnover	173%	171%	170%	104%	184%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2024
Financial Highlights — continued

	Massachusetts Fund — Class A
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$7.63	$7.65	$8.97	$9.03	$8.98
Income (Loss) From Operations
Net investment income(1)	$0.26	$0.24	$0.18	$0.17	$0.21
Net realized and unrealized gain (loss)	0.47	(0.02)	(1.32)	(0.06)	0.07
Total income (loss) from operations	$0.73	$0.22	$(1.14)	$0.11	$0.28
Less Distributions
From net investment income	$(0.26)	$(0.24)	$(0.18)	$(0.17)	$(0.23)
Total distributions	$(0.26)	$(0.24)	$(0.18)	$(0.17)	$(0.23)
Net asset value — End of year	$8.10	$7.63	$7.65	$8.97	$9.03
Total Return(2)	9.68%	2.75%	(12.89)%	1.23%	3.13%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$79,640	$77,294	$73,926	$96,499	$100,099
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.72%	0.70%	0.68%	0.65%	0.68%
Interest and fee expense(4)	0.09%	0.09%	0.02%	0.01%	0.03%
Total expenses	0.81%	0.79%	0.70%	0.66%	0.71%
Net expenses	0.81%	0.79%	0.70%	0.66%	0.71%
Net investment income	3.30%	2.99%	2.09%	1.83%	2.30%
Portfolio Turnover	57%	39%	46%	26%	15%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2024
Financial Highlights — continued

	Massachusetts Fund — Class C
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$7.63	$7.65	$8.96	$9.04	$8.99
Income (Loss) From Operations
Net investment income(1)	$0.20	$0.18	$0.11	$0.10	$0.14
Net realized and unrealized gain (loss)	0.47	(0.02)	(1.31)	(0.07)	0.07
Total income (loss) from operations	$0.67	$0.16	$(1.20)	$0.03	$0.21
Less Distributions
From net investment income	$(0.20)	$(0.18)	$(0.11)	$(0.11)	$(0.16)
Total distributions	$(0.20)	$(0.18)	$(0.11)	$(0.11)	$(0.16)
Net asset value — End of year	$8.10	$7.63	$7.65	$8.96	$9.04
Total Return(2)	8.86%	1.99%	(13.45)%	0.39%	2.40%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,544	$3,581	$4,452	$8,464	$9,811
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	1.47%	1.45%	1.43%	1.40%	1.43%
Interest and fee expense(4)	0.09%	0.09%	0.02%	0.01%	0.03%
Total expenses	1.56%	1.54%	1.45%	1.41%	1.46%
Net expenses	1.56%	1.54%	1.45%	1.41%	1.46%
Net investment income	2.54%	2.24%	1.31%	1.08%	1.56%
Portfolio Turnover	57%	39%	46%	26%	15%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2024
Financial Highlights — continued

	Massachusetts Fund — Class I
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$7.63	$7.66	$8.97	$9.03	$8.98
Income (Loss) From Operations
Net investment income(1)	$0.28	$0.25	$0.19	$0.18	$0.22
Net realized and unrealized gain (loss)	0.47	(0.03)	(1.31)	(0.05)	0.07
Total income (loss) from operations	$0.75	$0.22	$(1.12)	$0.13	$0.29
Less Distributions
From net investment income	$(0.28)	$(0.25)	$(0.19)	$(0.19)	$(0.24)
Total distributions	$(0.28)	$(0.25)	$(0.19)	$(0.19)	$(0.24)
Net asset value — End of year	$8.10	$7.63	$7.66	$8.97	$9.03
Total Return(2)	9.90%	2.82%	(12.60)%	1.42%	3.31%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$85,300	$66,350	$60,667	$99,684	$96,780
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.52%	0.50%	0.48%	0.45%	0.48%
Interest and fee expense(4)	0.09%	0.09%	0.02%	0.01%	0.03%
Total expenses	0.61%	0.59%	0.50%	0.46%	0.51%
Net expenses	0.61%	0.59%	0.50%	0.46%	0.51%
Net investment income	3.50%	3.19%	2.27%	2.03%	2.48%
Portfolio Turnover	57%	39%	46%	26%	15%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2024
Financial Highlights — continued

	New York Fund — Class A
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$8.77	$8.79	$10.40	$10.47	$10.38
Income (Loss) From Operations
Net investment income(1)	$0.32	$0.28	$0.19	$0.16	$0.22
Net realized and unrealized gain (loss)	0.77	(0.03)	(1.53)	0.18	0.10
Total income (loss) from operations	$1.09	$0.25	$(1.34)	$0.34	$0.32
Less Distributions
From net investment income	$(0.32)	$(0.27)	$(0.19)	$(0.16)	$(0.23)
From net realized gain	—	—	(0.08)	(0.25)	—
Total distributions	$(0.32)	$(0.27)	$(0.27)	$(0.41)	$(0.23)
Net asset value — End of year	$9.54	$8.77	$8.79	$10.40	$10.47
Total Return(2)	12.57%	2.77%	(13.09)%	3.30%	3.11%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$178,093	$177,164	$184,700	$250,441	$240,960
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.72%	0.71%	0.68%	0.65%	0.67%
Interest and fee expense(4)	0.17%	0.13%	0.00%(5)	—	—
Total expenses	0.89%	0.84%	0.68%	0.65%	0.67%
Net expenses	0.89%	0.84%	0.68%	0.65%	0.67%
Net investment income	3.48%	3.00%	1.96%	1.55%	2.07%
Portfolio Turnover	67%	54%	59%	63%	125%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(5)	Amount is less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2024
Financial Highlights — continued

	New York Fund — Class C
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$8.77	$8.80	$10.40	$10.47	$10.39
Income (Loss) From Operations
Net investment income(1)	$0.25	$0.21	$0.12	$0.09	$0.14
Net realized and unrealized gain (loss)	0.78	(0.04)	(1.52)	0.17	0.09
Total income (loss) from operations	$1.03	$0.17	$(1.40)	$0.26	$0.23
Less Distributions
From net investment income	$(0.25)	$(0.20)	$(0.12)	$(0.08)	$(0.15)
From net realized gain	—	—	(0.08)	(0.25)	—
Total distributions	$(0.25)	$(0.20)	$(0.20)	$(0.33)	$(0.15)
Net asset value — End of year	$9.55	$8.77	$8.80	$10.40	$10.47
Total Return(2)	11.84%	1.89%	(13.65)%	2.53%	2.25%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$6,756	$8,975	$12,833	$22,375	$31,347
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	1.48%	1.46%	1.43%	1.40%	1.42%
Interest and fee expense(4)	0.17%	0.13%	0.00%(5)	—	—
Total expenses	1.65%	1.59%	1.43%	1.40%	1.42%
Net expenses	1.65%	1.59%	1.43%	1.40%	1.42%
Net investment income	2.73%	2.24%	1.19%	0.81%	1.33%
Portfolio Turnover	67%	54%	59%	63%	125%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(5)	Amount is less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2024
Financial Highlights — continued

	New York Fund — Class I
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$8.77	$8.79	$10.39	$10.47	$10.38
Income (Loss) From Operations
Net investment income(1)	$0.34	$0.29	$0.21	$0.18	$0.24
Net realized and unrealized gain (loss)	0.77	(0.02)	(1.52)	0.17	0.10
Total income (loss) from operations	$1.11	$0.27	$(1.31)	$0.35	$0.34
Less Distributions
From net investment income	$(0.34)	$(0.29)	$(0.21)	$(0.18)	$(0.25)
From net realized gain	—	—	(0.08)	(0.25)	—
Total distributions	$(0.34)	$(0.29)	$(0.29)	$(0.43)	$(0.25)
Net asset value — End of year	$9.54	$8.77	$8.79	$10.39	$10.47
Total Return(2)	12.79%	2.98%	(12.83)%	3.41%	3.30%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$177,975	$159,079	$146,582	$191,239	$165,573
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.52%	0.51%	0.48%	0.45%	0.47%
Interest and fee expense(4)	0.17%	0.13%	0.00%(5)	—	—
Total expenses	0.69%	0.64%	0.48%	0.45%	0.47%
Net expenses	0.69%	0.64%	0.48%	0.45%	0.47%
Net investment income	3.68%	3.20%	2.16%	1.74%	2.27%
Portfolio Turnover	67%	54%	59%	63%	125%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(5)	Amount is less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2024
Financial Highlights — continued

	Ohio Fund — Class A
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$7.93	$8.02	$9.26	$9.32	$9.21
Income (Loss) From Operations
Net investment income(1)	$0.27	$0.24	$0.23	$0.24	$0.26
Net realized and unrealized gain (loss)	0.52	(0.09)	(1.24)	(0.06)	0.11
Total income (loss) from operations	$0.79	$0.15	$(1.01)	$0.18	$0.37
Less Distributions
From net investment income	$(0.27)	$(0.24)	$(0.23)	$(0.24)	$(0.26)
Total distributions	$(0.27)	$(0.24)	$(0.23)	$(0.24)	$(0.26)
Net asset value — End of year	$8.45	$7.93	$8.02	$9.26	$9.32
Total Return(2)	10.05%	1.81%	(11.06)%	1.95%	4.11%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$74,900	$78,705	$89,734	$111,629	$105,917
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.73%	0.70%	0.70%	0.68%	0.69%
Interest and fee expense(4)	0.18%	0.16%	0.05%	0.03%	0.07%
Total expenses	0.91%	0.86%	0.75%	0.71%	0.76%
Net expenses	0.91%	0.86%	0.75%	0.71%	0.76%
Net investment income	3.21%	2.95%	2.66%	2.60%	2.84%
Portfolio Turnover	40%	28%	17%	3%	11%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2024
Financial Highlights — continued

	Ohio Fund — Class C
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$7.93	$8.01	$9.26	$9.32	$9.20
Income (Loss) From Operations
Net investment income(1)	$0.20	$0.18	$0.17	$0.17	$0.19
Net realized and unrealized gain (loss)	0.52	(0.08)	(1.25)	(0.06)	0.12
Total income (loss) from operations	$0.72	$0.10	$(1.08)	$0.11	$0.31
Less Distributions
From net investment income	$(0.21)	$(0.18)	$(0.17)	$(0.17)	$(0.19)
Total distributions	$(0.21)	$(0.18)	$(0.17)	$(0.17)	$(0.19)
Net asset value — End of year	$8.44	$7.93	$8.01	$9.26	$9.32
Total Return(2)	9.10%	1.17%	(11.84)%	1.19%	3.45%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$4,050	$4,561	$6,697	$11,078	$10,805
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	1.48%	1.46%	1.45%	1.43%	1.44%
Interest and fee expense(4)	0.18%	0.16%	0.05%	0.03%	0.07%
Total expenses	1.66%	1.62%	1.50%	1.46%	1.51%
Net expenses	1.66%	1.62%	1.50%	1.46%	1.51%
Net investment income	2.46%	2.19%	1.90%	1.85%	2.09%
Portfolio Turnover	40%	28%	17%	3%	11%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2024
Financial Highlights — continued

	Ohio Fund — Class I
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$7.94	$8.02	$9.27	$9.33	$9.21
Income (Loss) From Operations
Net investment income(1)	$0.28	$0.26	$0.25	$0.26	$0.28
Net realized and unrealized gain (loss)	0.51	(0.08)	(1.25)	(0.06)	0.12
Total income (loss) from operations	$0.79	$0.18	$(1.00)	$0.20	$0.40
Less Distributions
From net investment income	$(0.28)	$(0.26)	$(0.25)	$(0.26)	$(0.28)
Total distributions	$(0.28)	$(0.26)	$(0.25)	$(0.26)	$(0.28)
Net asset value — End of year	$8.45	$7.94	$8.02	$9.27	$9.33
Total Return(2)	10.13%	2.14%	(10.98)%	2.16%	4.43%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$109,709	$106,759	$93,156	$73,812	$63,267
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.53%	0.50%	0.50%	0.48%	0.49%
Interest and fee expense(4)	0.18%	0.16%	0.05%	0.03%	0.07%
Total expenses	0.71%	0.66%	0.55%	0.51%	0.56%
Net expenses	0.71%	0.66%	0.55%	0.51%	0.56%
Net investment income	3.41%	3.15%	2.87%	2.80%	3.04%
Portfolio Turnover	40%	28%	17%	3%	11%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, four of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Municipal Opportunities Fund (California Opportunities Fund), Eaton Vance Massachusetts Municipal Income Fund (Massachusetts Fund), Eaton Vance New York Municipal Income Fund (New York Fund) and Eaton Vance Ohio Municipal Income Fund (Ohio Fund), (each individually referred to as the Fund, and collectively, the Funds). The investment objective of the Massachusetts Fund, New York Fund and Ohio Fund is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The investment objective of the California Opportunities Fund is to seek to maximize after-tax total return. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds' prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of September 30, 2024, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

Eaton Vance
Municipal Income Funds
September 30, 2024
Notes to Financial Statements — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at September 30, 2024. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At September 30, 2024, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:
	Massachusetts Fund	New York Fund	Ohio Fund
Floating Rate Notes Outstanding	$3,662,459	$15,245,096	$ 8,460,967
Interest Rate or Range of Interest Rates (%)	3.18	3.15 - 3.18	3.24 - 3.27
Collateral for Floating Rate Notes Outstanding	$6,398,792	$21,122,160	$13,565,906
For the year ended September 30, 2024, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate including fees were as follows:
	Massachusetts Fund	New York Fund	Ohio Fund
Average Floating Rate Notes Outstanding	$3,640,000	$15,200,000	$ 8,435,000
Average Interest Rate	4.02%	4.01%	4.12%
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of September 30, 2024.
The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

Eaton Vance
Municipal Income Funds
September 30, 2024
Notes to Financial Statements — continued

The Funds' investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds' investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Funds began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Funds have elected to treat their investments in residual interest bonds, along with similar financing transactions, as derivatives transactions subject to the Funds’ value-at-risk (VaR)-based limits on leverage risk. The Funds may change this election (and elect to treat these investments and other similar financing transactions like bank borrowings subject to the asset coverage requirements of Section 18 of the 1940 Act) at any time. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  Futures Contracts—Upon entering into a futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended September 30, 2024 and September 30, 2023 was as follows:
	Year Ended September 30, 2024
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Tax-exempt income	$25,063,799	$5,177,628	$11,990,413	$6,202,125
Ordinary income	$5,059,567	$56,864	$439,365	$131,363
	Year Ended September 30, 2023
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Tax-exempt income	$17,916,804	$4,379,717	$10,802,158	$5,821,016
Ordinary income	$2,941,591	$119,243	$245,850	$ —

Eaton Vance
Municipal Income Funds
September 30, 2024
Notes to Financial Statements — continued

During the year ended September 30, 2024, the following amounts were reclassified due to the tax treatment of distributions in excess of net tax-exempt income.
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Change in:
Paid-in capital	$ —	$ —	$ —	$(3,910)
Accumulated loss	$ —	$ —	$ —	$3,910
These reclassifications had no effect on the net assets or net asset value per share of the Funds.
As of September 30, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Undistributed tax-exempt income	$ 495,060	$ 154,684	$ 69,853	$ —
Deferred capital losses	(40,129,315)	(11,084,365)	(35,393,314)	(14,950,272)
Net unrealized appreciation	25,342,510	5,452,502	17,569,465	5,714,674
Distributions payable	(503,457)	(154,681)	(141,920)	(36,045)
Accumulated loss	$(14,795,202)	$(5,631,860)	$(17,895,916)	$(9,271,643)
At September 30, 2024, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Deferred capital losses:
Short-term	$23,571,073	$3,989,987	$12,613,131	$7,294,696
Long-term	$16,558,242	$7,094,378	$22,780,183	$7,655,576
The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2024, as determined on a federal income tax basis, were as follows:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Aggregate cost	$940,913,017	$157,397,775	$355,370,951	$181,693,363
Gross unrealized appreciation	$28,441,737	$6,060,088	$18,794,240	$6,634,866
Gross unrealized depreciation	(3,099,227)	(607,586)	(1,224,775)	(920,192)
Net unrealized appreciation	$25,342,510	$5,452,502	$17,569,465	$5,714,674

Eaton Vance
Municipal Income Funds
September 30, 2024
Notes to Financial Statements — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
California Opportunities Fund
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
Massachusetts Fund, New York Fund and Ohio Fund
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $20 million	0.100%	1.000%
$20 million but less than $40 million	0.200%	2.000%
$40 million but less than $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the year ended September 30, 2024, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Investment Adviser Fee	$3,457,213	$571,899	$1,420,337	$713,889
Effective Annual Rate	0.41%	0.37%	0.40%	0.37%
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of each Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales

Eaton Vance
Municipal Income Funds
September 30, 2024
Notes to Financial Statements — continued

charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the year ended September 30, 2024 were as follows:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
EVM's Sub-Transfer Agent Fees	$11,888	$12,154	$31,991	$11,042
EVD's Class A Sales Charges	$10,455	$4,670	$6,390	$6,001
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$8,718	$180	$1,575	$182
Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Funds are officers of the above organizations.
4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% (0.25% for California Opportunities Fund) per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2024 for Class A shares amounted to the following:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Class A Distribution and Service Fees	$318,251	$161,333	$359,448	$153,842
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended September 30, 2024, the Funds paid or accrued to EVD the following distribution fees:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Class C Distribution Fees	$118,818	$20,115	$58,795	$32,310
The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% (0.25% for

Eaton Vance
Municipal Income Funds
September 30, 2024
Notes to Financial Statements — continued

California Opportunities Fund) per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended September 30, 2024 amounted to the following:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Class C Service Fees	$39,606	$5,364	$15,678	$8,616
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended September 30, 2024, the Funds were informed that EVD received the following amounts of CDSCs paid by Class A and Class C shareholders:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Class A	$260	$14,097	$6,518	$127
Class C	$581	$ —(1)	$314	$ —(1)
(1)	Amount is less than $100.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the year ended September 30, 2024 were as follows:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Purchases	$1,675,021,818	$102,182,206	$249,386,087	$79,385,300
Sales	$1,473,942,215	$89,002,480	$257,744,697	$90,484,518

Eaton Vance
Municipal Income Funds
September 30, 2024
Notes to Financial Statements — continued

7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
California Opportunities Fund
	Year Ended September 30, 2024			Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	5,202,953	$ 52,722,344	3,210,174	$ 31,996,528
Issued to shareholders electing to receive payments of distributions in Fund shares	349,084	3,523,217	309,870	3,083,987
Redemptions	(2,789,525)	(27,948,141)	(3,695,521)	(36,599,264)
Net increase (decrease)	2,762,512	$ 28,297,420	(175,477)	$ (1,518,749)
Class C
Sales	295,656	$ 2,764,543	201,530	$ 1,866,339
Issued to shareholders electing to receive payments of distributions in Fund shares	43,260	402,945	47,024	432,478
Redemptions	(713,777)	(6,642,651)	(578,759)	(5,325,534)
Net decrease	(374,861)	$ (3,475,163)	(330,205)	$ (3,026,717)
Class I
Sales	42,003,134	$423,104,978	40,461,257	$403,806,256
Issued to shareholders electing to receive payments of distributions in Fund shares	2,050,589	20,718,440	1,383,987	13,777,277
Redemptions	(28,267,847)	(283,794,627)	(28,209,870)	(279,234,902)
Net increase	15,785,876	$160,028,791	13,635,374	$138,348,631
Massachusetts Fund
	Year Ended September 30, 2024			Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	1,475,715	$11,682,258	1,762,992	$14,075,617
Issued to shareholders electing to receive payments of distributions in Fund shares	268,535	2,137,461	236,480	1,869,800
Redemptions	(2,042,173)	(16,202,680)	(1,524,746)	(12,082,519)
Net increase (decrease)	(297,923)	$(2,382,961)	474,726	$ 3,862,898

Eaton Vance
Municipal Income Funds
September 30, 2024
Notes to Financial Statements — continued

Massachusetts Fund (continued)
	Year Ended September 30, 2024			Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class C
Sales	33,995	$ 271,306	19,774	$ 156,020
Issued to shareholders electing to receive payments of distributions in Fund shares	7,982	63,397	10,292	81,356
Redemptions	(320,772)	(2,556,985)	(142,299)	(1,126,902)
Net decrease	(278,795)	$(2,222,282)	(112,233)	$ (889,526)
Class I
Sales	5,054,098	$40,375,494	4,263,610	$33,675,931
Issued to shareholders electing to receive payments of distributions in Fund shares	198,970	1,583,141	196,992	1,558,745
Redemptions	(3,417,540)	(26,972,583)	(3,688,754)	(29,004,236)
Net increase	1,835,528	$14,986,052	771,848	$ 6,230,440
New York Fund
	Year Ended September 30, 2024			Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	1,748,056	$16,203,268	2,956,765	$27,189,945
Issued to shareholders electing to receive payments of distributions in Fund shares	576,288	5,377,817	539,993	4,935,256
Redemptions	(3,867,688)	(35,912,191)	(4,296,846)	(39,317,779)
Net decrease	(1,543,344)	$(14,331,106)	(800,088)	$(7,192,578)
Class C
Sales	89,650	$ 838,432	136,187	$ 1,249,195
Issued to shareholders electing to receive payments of distributions in Fund shares	19,993	186,462	23,669	216,342
Redemptions	(425,152)	(3,936,189)	(595,567)	(5,434,327)
Net decrease	(315,509)	$(2,911,295)	(435,711)	$(3,968,790)
Class I
Sales	5,568,039	$51,890,144	8,667,264	$78,887,976
Issued to shareholders electing to receive payments of distributions in Fund shares	565,083	5,274,504	490,416	4,483,152
Redemptions	(5,625,999)	(51,240,129)	(7,684,416)	(69,806,004)
Net increase	507,123	$ 5,924,519	1,473,264	$13,565,124

Eaton Vance
Municipal Income Funds
September 30, 2024
Notes to Financial Statements — continued

Ohio Fund
	Year Ended September 30, 2024			Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	587,517	$ 4,834,411	960,743	$ 7,945,502
Issued to shareholders electing to receive payments of distributions in Fund shares	268,850	2,230,957	269,374	2,220,088
Redemptions	(1,910,930)	(15,795,342)	(2,499,974)	(20,599,664)
Net decrease	(1,054,563)	$(8,729,974)	(1,269,857)	$(10,434,074)
Class C
Sales	60,726	$ 506,581	63,311	$ 523,333
Issued to shareholders electing to receive payments of distributions in Fund shares	11,952	99,080	13,162	108,413
Redemptions	(168,287)	(1,393,310)	(336,880)	(2,773,001)
Net decrease	(95,609)	$ (787,649)	(260,407)	$(2,141,255)
Class I
Sales	3,679,988	$30,350,482	7,075,687	$58,372,473
Issued to shareholders electing to receive payments of distributions in Fund shares	428,499	3,558,723	360,288	2,972,355
Redemptions	(4,578,219)	(37,624,806)	(5,597,265)	(46,078,908)
Net increase (decrease)	(469,732)	$(3,715,601)	1,838,710	$15,265,920
8  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. Massachusetts Fund, New York Fund and Ohio Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2024. At September 30, 2024, California Opportunities Fund had a balance outstanding pursuant to this line of credit of $1,900,000 at an annual interest rate of 8.00%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at September 30, 2024. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 10) at September 30, 2024. California Opportunities Fund’s average borrowings or allocated fees during the year ended September 30, 2024 were not significant.
Effective October 22, 2024, the Funds renewed their line of credit agreement, which expires October 21, 2025, at substantially the same terms.
9  Financial Instruments
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At September 30, 2024, there were no obligations outstanding under these financial instruments.

Eaton Vance
Municipal Income Funds
September 30, 2024
Notes to Financial Statements — continued

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the year ended September 30, 2024, the California Opportunities Fund, New York Fund and Ohio Fund entered into U.S. Treasury futures contracts to hedge against changes in interest rates.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations and whose primary underlying risk exposure is interest rate risk for the year ended September 30, 2024 was as follows:
	California Opportunities Fund	New York Fund	Ohio Fund
Realized Gain (Loss) on Derivatives Recognized in Income	$2,334,123(1)	$146,121(1)	$(17,991)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$ —	$(533,013)(2)	$(141,508)(2)
(1)	Statements of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statements of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts outstanding during the year ended September 30, 2024, which is indicative of the volume of this derivative type, was approximately as follows:
	California Opportunities Fund	New York Fund	Ohio Fund
Average Notional Cost:
Futures Contracts — Short	$1,264,000	$2,060,000	$2,709,000
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2024, the hierarchy of inputs used in valuing the Funds' investments, which are carried at fair value, were as follows:
California Opportunities Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 2,295,509	$ —	$ 2,295,509
Tax-Exempt Mortgage-Backed Securities	—	5,909,517	—	5,909,517
Tax-Exempt Municipal Obligations	—	837,708,458	—	837,708,458
Taxable Municipal Obligations	—	119,417,204	—	119,417,204
Trust Units	—	924,839	—	924,839
Total Investments	$ —	$966,255,527	$ —	$966,255,527

Eaton Vance
Municipal Income Funds
September 30, 2024
Notes to Financial Statements — continued

Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$164,486,211	$ —	$164,486,211
Taxable Municipal Obligations	—	2,026,525	—	2,026,525
Total Investments	$ —	$166,512,736	$ —	$166,512,736
New York Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 1,570,534	$ —	$ 1,570,534
Tax-Exempt Municipal Obligations	—	380,258,526	—	380,258,526
Taxable Municipal Obligations	—	6,356,452	—	6,356,452
Total Investments	$ —	$388,185,512	$ —	$388,185,512
Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$193,079,672	$ —	$193,079,672
Taxable Municipal Obligations	—	2,033,400	—	2,033,400
Trust Units	—	755,932	—	755,932
Total Investments	$ —	$195,869,004	$ —	$195,869,004

Eaton Vance
Municipal Income Funds
September 30, 2024
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance California Municipal Opportunities Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund and Eaton Vance Ohio Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Eaton Vance California Municipal Opportunities Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund, and Eaton Vance Ohio Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of September 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 20, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Municipal Income Funds
September 30, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended September 30, 2024, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:
California Municipal Opportunities Fund	83.20%
Massachusetts Municipal Income Fund	98.91%
New York Municipal Income Fund	96.47%
Ohio Municipal Income Fund	97.93%

Eaton Vance
Municipal Income Funds
September 30, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Municipal Income Funds
September 30, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
Municipal Income Funds
September 30, 2024
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements between each of the following funds:
•  Eaton Vance California Municipal Opportunities Fund
•  Eaton Vance Massachusetts Municipal Income Fund
•  Eaton Vance New York Municipal Income Fund
•  Eaton Vance Ohio Municipal Income Fund
(the “Funds”) and Boston Management and Research (the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for each Fund, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by each Fund, including the education and experience of the investment professionals who provide services to the Funds. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.
Fund Performance
The Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices, and, for each Fund other than Eaton Vance California Municipal Opportunities Fund, assessed such Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to each Fund for the one-, three-, five- and ten-year periods ended December 31, 2023.

Eaton Vance
Municipal Income Funds
September 30, 2024
Board of Trustees’ Contract Approval — continued

In this regard, the Board noted each Fund’s performance relative to its peer group, primary benchmark index and secondary benchmark index for the three-year period, as follows:
Performance Relative to:
Fund	Median of Peer Group	Primary Index	Secondary Index
Eaton Vance California Municipal Opportunities Fund	Higher	Lower	Lower
Eaton Vance Massachusetts Municipal Income Fund	Consistent	Lower	Lower
Eaton Vance New York Municipal Income Fund	Higher	Lower	Lower
Eaton Vance Ohio Municipal Income Fund	Lower	Lower	Lower
With respect to Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund and Eaton Vance Ohio Municipal Income Fund, the Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax-exempt current income over time through investments that, relative to comparable funds, focus on higher quality municipal bonds with longer maturities. With respect to Eaton Vance Ohio Municipal Income Fund, on the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to requests from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory. With respect to all other Funds, the Board concluded that the performance of each Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. With respect to Eaton Vance California Municipal Opportunities Fund, the Board also considered certain factors identified by management in response to requests from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds. With respect to each other Fund, the Board also considered factors that had an impact on each Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

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MUNI4-NCSR    9.30.24

Eaton Vance
Municipal Income Funds
Annual Financial Statements and
Additional Information
September 30, 2024

AMT-Free    •     National

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information  September 30, 2024
Eaton Vance
Municipal Income Funds

Eaton Vance
AMT-Free Municipal Income Fund
September 30, 2024
Portfolio of Investments

Tax-Exempt Mortgage-Backed Securities — 0.5%
Security	Principal Amount (000's omitted)	Value
Housing — 0.5%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$999	$ 977,967
Total Tax-Exempt Mortgage-Backed Securities (identified cost $948,910)		$ 977,967

Tax-Exempt Municipal Obligations — 102.1%
Security	Principal Amount (000's omitted)	Value
Education — 1.5%
District of Columbia, (KIPP DC), 4.00%, 7/1/44	$105	$ 101,843
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	25	23,301
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design):
4.00%, 4/1/40	1,400	1,418,522
4.00%, 4/1/44	1,500	1,490,265
		$ 3,033,931
Electric Utilities — 3.0%
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	$1,355	$ 1,085,165
Gainesville, FL, Utilities System Revenue, (SPA: Truist Bank), 4.05%, 10/1/42(1)	825	825,000
New York Power Authority, Green Bonds, 5.00%, 11/15/34(2)	2,000	2,413,840
Philadelphia, PA, Gas Works Revenue, 5.25%, 8/1/49	750	834,120
South Carolina Public Service Authority, 5.25%, 12/1/54	800	879,760
		$ 6,037,885
Escrowed/Prerefunded — 1.6%
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 12/15/28, 5.00%, 6/15/37	$3,000	$ 3,322,140
		$ 3,322,140
General Obligations — 21.1%
Baldwin County, AL, 4.00%, 4/1/54	$1,400	$ 1,382,416
Beverly Hills Unified School District, CA, (Election of 2018), 3.25%, 8/1/42	1,110	1,081,684
California, 4.00%, 8/1/44	2,140	2,216,441
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Chicago Board of Education, IL:
5.00%, 12/1/42	$390	$ 389,980
5.00%, 12/1/44	2,000	2,022,720
Chicago, IL:
5.00%, 1/1/39	1,400	1,459,976
5.00%, 1/1/45	1,000	1,051,030
District of Columbia, 5.00%, 8/1/49(2)	1,500	1,669,890
Falls Church, VA, 3.00%, 7/15/42	1,445	1,295,168
Houston, TX, 4.125%, 3/1/51	1,510	1,510,181
Hutto Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/53	3,000	3,253,110
Illinois:
4.00%, 11/1/40	1,000	999,360
5.00%, 5/1/35	2,000	2,008,960
5.50%, 5/1/39	205	225,461
5.50%, 3/1/42	2,300	2,568,663
5.75%, 5/1/45	210	230,908
New York, NY:
4.00%, 9/1/46	2,000	1,995,640
4.00%, 4/1/50	2,000	1,981,660
Northwest Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/47	3,000	3,007,290
Palo Alto Unified School District, CA, (Election of 2018), 3.25%, 8/1/42	945	919,457
Prosper Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	2,000	1,956,960
Spring Branch Independent School District, TX, (PSF Guaranteed), 4.50%, 2/1/47	8,750	9,017,837
		$ 42,244,792
Hospital — 9.2%
Brevard County Health Facilities Authority, FL, (Health First Obligated Group):
5.00%, 4/1/47	$2,500	$ 2,685,375
5.00%, 4/1/52	2,500	2,662,125
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,006,840
Colorado Health Facilities Authority, (CommonSpirit Health), 5.25%, 11/1/52	1,000	1,093,250
Delaware Health Facilities Authority, (Beebe Medical Center):
5.00%, 6/1/36	3,730	3,885,466
5.00%, 6/1/37	1,000	1,039,770
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	550	544,060

1
See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	$1,010	$ 1,080,730
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 4.00%, 1/15/39	1,110	1,116,849
South Carolina Jobs-Economic Development Authority, (McLeod Health), 4.25%, 11/1/54	1,450	1,446,651
		$ 18,561,116
Housing — 2.9%
Cuyahoga Metropolitan Housing Authority, OH, Social Bonds, 2.00%, 12/1/31	$1,250	$ 1,076,725
Massachusetts Housing Finance Agency, (FHLMC), (FNMA), (GNMA), Social Bonds, 4.95%, 12/1/53	2,495	2,571,372
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/37	500	516,745
5.00%, 7/1/42	1,250	1,280,500
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(3)	285	285,000
		$ 5,730,342
Industrial Development Revenue — 1.0%
Mississippi Business Finance Corp., (Chevron USA, Inc.), 3.90%, 11/1/35(1)	$2,000	$ 2,000,000
		$ 2,000,000
Insured - Education — 1.0%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$ 1,943,760
		$ 1,943,760
Insured - Electric Utilities — 1.2%
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	$2,865	$ 2,493,782
		$ 2,493,782
Insured - General Obligations — 3.1%
Harris County Municipal Utility District No. 55, TX, (AGC), 4.00%, 2/1/37	$1,300	$ 1,314,807
McCamey Independent School District, TX, (AGM), 4.00%, 2/15/53	3,500	3,367,700
Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	1,500	1,518,105
		$ 6,200,612
Security	Principal Amount (000's omitted)	Value
Insured - Lease Revenue/Certificates of Participation — 3.5%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$ 7,053,976
		$ 7,053,976
Insured - Other Revenue — 0.6%
Hudson Yards Infrastructure Corp., NY, (AGM), 4.00%, 2/15/47	$1,155	$ 1,144,120
		$ 1,144,120
Insured - Special Tax Revenue — 8.0%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$ 6,696,444
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/27	6,000	6,404,160
(NPFG), 5.50%, 1/1/30	2,565	2,922,715
		$ 16,023,319
Insured - Transportation — 9.5%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	$7,120	$ 3,433,691
North Texas Tollway Authority, (AGC), 0.00%, 1/1/35	5,000	3,547,250
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	11,000	12,080,200
		$ 19,061,141
Lease Revenue/Certificates of Participation — 4.0%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	$1,000	$ 1,053,420
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	4,000	4,412,200
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/50	2,500	2,597,150
		$ 8,062,770
Other Revenue — 3.1%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$1,600	$ 1,507,904
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	750	802,943
Green Bonds, 5.25% to 4/1/30 (Put Date), 11/1/54	1,660	1,807,889
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	1,200	480,000
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 12/1/30 (Put Date), 5/1/54	1,500	1,603,200
		$ 6,201,936

2
See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 3.5%
California Public Finance Authority, (Enso Village), Green Bonds, 2.375%, 11/15/28(5)	$80	$ 79,145
Manhattan, KS, (Meadowlark Hills), 4.00%, 6/1/46	1,180	1,042,011
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(5)	265	267,128
5.625%, 7/1/46(5)	360	363,531
5.75%, 7/1/54(5)	775	781,665
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	1,000	1,006,740
Saint Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,706,953
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/30(5)	1,730	1,744,307
		$ 6,991,480
Special Tax Revenue — 11.5%
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 4.00%, 12/1/51	$2,275	$ 2,226,156
Detroit Downtown Development Authority, MI, (Catalyst Development), 5.00%, 7/1/48	2,500	2,665,850
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 4.00%, 6/15/50	5,000	4,776,700
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 5/1/39	1,000	1,032,380
4.00%, 5/1/45	1,380	1,384,154
5.00%, 11/1/46(6)	2,000	2,179,460
New York State Thruway Authority, Personal Income Tax Revenue, 4.00%, 3/15/44	1,000	1,006,470
New York State Urban Development Corp., Personal Income Tax Revenue, Green Bonds, 4.00%, 3/15/50	1,635	1,613,467
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/51	4,500	1,109,835
5.00%, 7/1/58	2,817	2,846,156
Tampa, FL, (Central and Lower Basin Stormwater Improvements), 5.00%, 5/1/46	2,000	2,164,580
		$ 23,005,208
Transportation — 9.2%
Atlanta, GA, Airport Revenue, Green Bonds, 5.00%, 7/1/48	$2,000	$ 2,198,320
Charlotte, NC, (Charlotte Douglas International Airport), 5.00%, 7/1/48(6)	2,000	2,203,040
Chicago, IL, (O'Hare International Airport), 5.00%, 1/1/48	1,010	1,107,495
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Denver City and County, CO, Airport System Revenue, 5.25%, 11/15/53	$2,000	$ 2,218,220
Metropolitan Transportation Authority, NY, Green Bonds, 4.75%, 11/15/45	225	233,325
Minneapolis-St. Paul Metropolitan Airports Commission, MN, 4.00%, 1/1/54	2,500	2,472,825
New Jersey Turnpike Authority, 5.25%, 1/1/52	1,000	1,120,370
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), 4.00%, 12/1/42	2,400	2,391,720
South Jersey Transportation Authority, NJ, 4.625%, 11/1/47	1,500	1,546,425
Texas Transportation Commission, 0.00%, 8/1/40	1,000	485,300
Triborough Bridge and Tunnel Authority, NY, 4.00%, 11/15/54	2,500	2,455,375
		$ 18,432,415
Water and Sewer — 3.6%
Charleston, SC, Waterworks and Sewer System Revenue, 5.00%, 1/1/44(2)	$2,000	$ 2,291,820
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/41	1,900	1,927,987
4.00%, 6/15/51	2,000	1,991,280
5.25%, 6/15/52(6)	1,000	1,104,170
		$ 7,315,257
Total Tax-Exempt Municipal Obligations (identified cost $195,173,035)		$ 204,859,982
Total Investments — 102.6% (identified cost $196,121,945)		$ 205,837,949
Other Assets, Less Liabilities — (2.6)%		$ (5,235,756)
Net Assets — 100.0%		$ 200,602,193
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2024.
(2)	When-issued security.
(3)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing.
(4)	Security is in default and making only partial interest payments.

3
See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
September 30, 2024
Portfolio of Investments — continued

(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2024, the aggregate value of these securities is $3,235,776 or 1.6% of the Fund's net assets.
(6)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
At September 30, 2024, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Texas	18.8%
New York	12.9%
Others, representing less than 10% individually	70.9%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2024, 26.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.4% to 15.5% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SPA	– Standby Bond Purchase Agreement
4
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2024
Portfolio of Investments

Corporate Bonds — 0.9%
Security	Principal Amount (000's omitted)	Value
Education — 0.4%
Grand Canyon University, 4.125%, 10/1/24	$20,000	$ 20,000,000
		$ 20,000,000
Hospital — 0.5%
Sutter Health, 5.164%, 8/15/33	$14,000	$ 14,504,895
UPMC, 1.803%, 4/15/26	7,650	7,344,830
		$ 21,849,725
Total Corporate Bonds (identified cost $40,956,604)		$ 41,849,725

Tax-Exempt Municipal Obligations — 100.6%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.8%
Delaware Valley Regional Finance Authority, PA, (LOC: TD Bank, N.A.), 3.20%, 11/1/55(1)	$19,500	$ 19,500,000
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 9/15/47(2)	10,000	11,026,700
Ohio Water Development Authority, Water Pollution Control Loan Fund, (SPA: TD Bank, N.A.), 3.80%, 12/1/54(3)	25,000	25,000,000
Oklahoma Water Resources Board, 4.00%, 10/1/54(4)	4,000	3,963,000
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	9,265	10,431,649
Texas Water Development Board, 4.00%, 10/15/49	12,500	12,228,375
		$ 82,149,724
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(5)	$14,652	$ 6,447,019
		$ 6,447,019
Education — 5.3%
Clifton Higher Education Finance Corp., TX, (Idea Public Schools), (PSF Guaranteed), 4.00%, 8/15/49	$3,500	$ 3,458,175
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	45	41,943
Massachusetts Development Finance Agency, (Boston University):
5.00%, 10/1/46	11,855	12,285,929
Security	Principal Amount (000's omitted)	Value
Education (continued)
Massachusetts Development Finance Agency, (Boston University): (continued)
(LOC: TD Bank, N.A.), 3.95%, 10/1/42(3)	$6,000	$ 6,000,000
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Vanderbilt University), 5.00%, 10/1/49	5,125	5,714,067
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/49	2,750	2,966,013
New York Dormitory Authority, (Cornell University), 5.50%, 7/1/54	10,000	11,573,600
New York Dormitory Authority, (New York University), 5.00%, 7/1/49	14,360	15,272,578
Ohio State University, 5.25%, 12/1/46	14,315	16,247,668
Oregon State University:
4.00%, 4/1/44	4,500	4,573,530
5.00%, 4/1/45(4)	8,000	8,671,760
Pennsylvania Economic Development Financing Authority, (Villanova University), 4.00%, 8/1/54	5,860	5,769,170
Pennsylvania State University, 4.00%, 9/1/50	5,920	5,809,770
Philadelphia Authority for Industrial Development, PA, (Temple University), 5.00%, 4/1/45	5,000	5,022,500
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 4.00%, 4/1/54	3,500	2,891,210
Texas A&M University, 4.00%, 5/15/49	5,000	4,884,600
Texas State University System, 4.00%, 3/15/49	4,750	4,694,330
University of Alabama:
4.00%, 7/1/43	5,000	5,056,100
4.00%, 7/1/44	8,340	8,403,467
4.00%, 7/1/54	13,875	13,524,240
University of California Medical Center, 5.00%, 5/15/47	28,170	31,167,288
University of Delaware, (SPA: TD Bank, N.A.), 3.80%, 11/1/37(3)	10,680	10,680,000
University of Massachusetts Building Authority, 5.00%, 11/1/52	20,000	21,348,200
University of Oregon:
5.00%, 4/1/48	12,470	12,980,148
5.00%, 4/1/50	12,500	13,238,875
University of Texas, 4.00%, 7/1/42	3,080	3,157,770
Utah Board of Higher Education, (Dixie State University), 4.00%, 6/1/44	6,000	6,102,480
Vermont Educational and Health Buildings Financing Agency, (Middlebury College), 4.00%, 11/1/50	5,000	5,015,850
		$ 246,551,261
Electric Utilities — 5.2%
Austin, TX, Electric Utility System Revenue, 5.00%, 11/15/48	$10,000	$ 10,938,000

5
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Clark County Public Utility District No. 1, WA, Electric System Revenue:
5.00%, 1/1/42(4)	$500	$ 561,840
5.00%, 1/1/44(4)	450	501,917
5.00%, 1/1/45(4)	750	830,820
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	16,020	12,829,777
Fayetteville, NC, Public Works Commission Revenue:
4.50%, 3/1/49	15,710	16,507,125
5.00%, 3/1/46	5,000	5,532,950
Gainesville, FL, Utilities System Revenue, (SPA: Truist Bank), 4.05%, 10/1/42(3)	17,965	17,965,000
JEA, FL, Electric System Revenue:
5.00%, 10/1/36(4)	1,750	2,041,095
5.00%, 10/1/37(4)	2,310	2,668,027
Long Island Power Authority, NY, Electric System Revenue:
5.00%, 9/1/44	5,000	5,658,250
5.00%, 9/1/49	12,500	13,818,000
Green Bonds, 5.00%, 9/1/48	5,000	5,492,750
Los Angeles Department of Water and Power, CA, Power System Revenue:
5.00%, 7/1/40	2,150	2,515,414
5.00%, 7/1/41	3,400	3,942,640
5.00%, 7/1/42	2,600	2,993,016
(SPA: JPMorgan Chase Bank, N.A.), 3.10%, 7/1/48(3)	12,500	12,500,000
New York Power Authority, Green Bonds, 5.00%, 11/15/35(4)	2,500	3,001,325
Omaha Public Power District, NE:
5.00%, 2/1/47	20,000	21,965,400
5.25%, 2/1/48	10,000	11,228,400
Orlando Utilities Commission, FL:
5.00%, 10/1/39	3,000	3,474,510
5.00%, 10/1/40	2,500	2,875,100
Philadelphia, PA, Gas Works Revenue:
5.00%, 8/1/42	2,000	2,234,040
5.25%, 8/1/49	5,325	5,922,252
Salt River Project Agricultural Improvement and Power District, AZ:
5.00%, 1/1/42(4)	1,750	2,018,432
5.00%, 1/1/43(4)	500	573,670
5.00%, 1/1/44(4)	750	853,898
San Antonio, TX, Electric and Gas Systems Revenue, 5.25%, 2/1/49	11,000	12,317,360
Seattle, WA, Municipal Light and Power Revenue:
5.00%, 10/1/46	7,585	8,500,661
5.00%, 10/1/47	7,965	8,901,923
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Seattle, WA, Municipal Light and Power Revenue: (continued)
5.00%, 10/1/54	$7,155	$ 7,899,120
South Carolina Public Service Authority:
5.00%, 12/1/46	12,600	12,613,104
5.25%, 12/1/54	9,010	9,908,297
Utility Debt Securitization Authority, NY, 5.00%, 12/15/40	5,000	5,853,800
		$ 237,437,913
Escrowed/Prerefunded — 0.5%
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), Prerefunded to 11/15/31, 5.00%, 5/15/46	$65	$ 73,181
New Jersey Economic Development Authority, (School Facilities Construction):
Prerefunded to 12/15/28, 5.00%, 6/15/34	8,460	9,368,435
Prerefunded to 12/15/28, 5.00%, 6/15/35	13,300	14,728,154
		$ 24,169,770
General Obligations — 21.2%
Alamo Community College District, TX, 4.50%, 8/15/47	$4,000	$ 4,123,160
Aldine Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	3,425	3,368,488
Azle Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/49	5,525	5,445,164
4.00%, 2/15/54	4,985	4,852,848
Banquete Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/49	7,000	6,895,980
Bastrop, TX:
4.00%, 8/1/42	1,760	1,761,654
4.00%, 8/1/45	5,715	5,669,166
5.00%, 8/1/41	1,675	1,863,086
Beaverton School District No. 48J, OR, 5.00%, 6/15/52	15,000	16,287,300
Bethel Park School District, PA, 5.25%, 8/1/42	5,185	5,891,612
California:
4.00%, 8/1/44	9,520	9,860,054
5.00%, 11/1/42	25,000	28,321,750
Charlotte Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/54	2,500	2,460,550
Chicago Board of Education, IL:
5.00%, 12/1/30	9,000	9,287,640
5.00%, 12/1/42	23,400	23,398,830
5.00%, 12/1/44	20,515	20,748,050
5.875%, 12/1/47	6,500	7,190,950

6
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Chicago, IL:
5.00%, 1/1/44	$12,350	$ 12,728,774
5.25%, 1/1/38	6,750	7,400,430
5.50%, 1/1/39	5,000	5,525,050
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/43	5,000	5,581,900
5.00%, 2/15/43(4)	3,750	4,224,938
5.00%, 2/15/44	5,150	5,727,676
Denton County, TX, 4.00%, 7/15/49	10,000	9,761,800
District of Columbia:
5.00%, 8/1/41(4)	3,500	4,024,510
5.00%, 8/1/42(4)	4,280	4,903,211
5.00%, 8/1/43(4)	5,500	6,263,895
5.00%, 8/1/49(4)	5,000	5,566,300
Fayetteville School District No. 1, AR, 4.00%, 2/1/46	12,000	11,908,920
Fort Bend Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/49	3,850	3,780,354
Galena Park Independent School District, TX, (PSF Guaranteed):
5.00%, 8/15/42(4)	1,730	1,959,381
5.00%, 8/15/43(4)	2,000	2,253,680
5.00%, 8/15/44(4)	2,000	2,243,960
Galveston Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/47	13,150	13,040,855
Hacienda La Puente Unified School District, CA, (Election of 2016), 5.00%, 8/1/47	8,265	9,069,019
Harris County Flood Control District, TX:
Sustainability Bonds, 4.00%, 9/15/48	10,000	9,965,300
Sustainability Bonds, 4.25%, 10/1/47	10,940	11,133,419
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	10,855	11,784,948
Houston, TX, 4.125%, 3/1/51(2)	8,845	8,846,061
Humble Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/54	4,400	4,305,312
5.00%, 2/15/47	10,250	11,138,265
Hurst-Euless-Bedford Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/50	14,040	13,867,589
Illinois:
4.00%, 7/1/37	15,000	15,245,700
4.00%, 10/1/42(4)	25,000	24,746,750
4.25%, 5/1/46	12,000	12,019,200
5.00%, 11/1/24	11,295	11,309,232
5.00%, 2/1/27	18,500	18,585,470
5.00%, 2/1/29	15,000	15,704,850
5.00%, 2/1/39(4)	5,000	5,594,950
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Illinois: (continued)
5.00%, 5/1/39	$10,000	$ 10,044,800
5.50%, 5/1/39	870	956,835
5.50%, 3/1/42	11,700	13,066,677
5.75%, 5/1/45	890	978,608
Irion County Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/49(4)	6,120	6,715,598
King County, WA, (SPA: TD Bank, N.A.), 3.95%, 1/1/46(3)	18,610	18,610,000
Klein Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/48	4,875	4,862,130
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/49	6,800	7,494,552
Los Angeles Unified School District, CA, Sustainability Bonds, 5.00%, 7/1/38(4)	9,150	10,891,336
Mabank Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/49	7,115	7,051,961
Martin County West Independent School District No. 2448, MN:
5.00%, 2/1/37	3,670	4,272,798
5.00%, 2/1/39	4,045	4,658,505
5.00%, 2/1/40	4,250	4,862,085
Massachusetts:
3.00%, 4/1/49	10,000	8,272,200
5.00%, 5/1/48	10,000	10,998,900
5.00%, 8/1/51	15,000	16,581,450
5.00%, 8/1/53	15,000	16,499,850
Melissa Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/49	4,900	4,844,973
Midland Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/47	15,000	16,426,800
Milpitas Unified School District, CA, (Election of 2018), 4.00%, 8/1/41	4,390	4,636,674
Montgomery County, MD, 2.00%, 8/1/39	4,000	3,111,160
Mountain View Whisman School District, CA, (Election of 2020):
4.00%, 9/1/44	1,710	1,784,163
4.00%, 9/1/45	3,200	3,324,704
New Orleans, LA, 5.00%, 12/1/47	8,590	9,416,358
New York, 5.00%, 3/15/40	4,865	5,617,421
New York, NY:
4.00%, 9/1/46	10,000	9,978,200
5.00%, 9/1/40	5,250	6,012,773
5.00%, 3/1/50	12,350	13,209,683
5.25%, 5/1/42	3,335	3,747,439
5.25%, 3/1/47	10,000	11,265,400
5.25%, 10/1/47	5,000	5,550,900

7
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
New York, NY: (continued)
(LOC: U.S. Bank, N.A.), 3.90%, 4/1/38(3)	$15,000	$ 15,000,000
(SPA: Barclays Bank PLC), 4.15%, 6/1/44(3)	12,000	12,000,000
(SPA: JPMorgan Chase Bank, N.A.), 4.05%, 6/1/44(3)	15,000	15,000,000
(SPA: JPMorgan Chase Bank, N.A.), 4.05%, 8/1/44(3)	10,000	10,000,000
Northwest Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	20,000	21,700,000
Norwood, MA, 4.00%, 9/15/47	11,065	11,016,203
Oregon City School District No. 62, OR, 5.00%, 6/15/49	6,500	6,809,790
Pasadena Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	5,000	5,464,650
Prosper Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	15,000	14,677,200
Puerto Rico:
4.00%, 7/1/41	7,551	7,305,362
5.625%, 7/1/29	10,762	11,627,645
5.75%, 7/1/31	12,303	13,691,115
Royse City Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48(2)	12,000	13,120,440
San Diego Unified School District, CA, (Election of 2022), Sustainability Bonds, 4.00%, 7/1/53	8,500	8,544,795
San Luis Coastal Unified School District, CA, (Election of 2022), 4.00%, 8/1/46	11,230	11,346,006
Santa Clarita Community College District, CA, (Election of 2016), 5.25%, 8/1/48	10,000	11,293,900
Spring Branch Independent School District, TX, (PSF Guaranteed), 4.50%, 2/1/47	8,750	9,017,837
Temple Independent School District, TX, (PSF Guaranteed), 4.25%, 2/1/47	13,000	13,162,760
Texas:
5.00%, 10/1/43(4)	3,000	3,417,390
5.00%, 10/1/44(4)	2,000	2,268,340
Waco Independent School District, TX, (PSF Guaranteed), 4.125%, 8/15/47	6,000	6,029,100
Washington:
5.00%, 6/1/40	5,350	5,672,231
5.00%, 6/1/41	5,465	5,782,298
5.00%, 6/1/42	5,950	6,282,069
Waxahachie Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/49	6,750	6,652,462
Wisconsin, 4.00%, 5/1/41	7,090	7,223,150
Wylie Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/49	9,380	9,272,974
4.25%, 2/15/54	5,000	5,120,700
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Ysleta Independent School District, TX, (PSF Guaranteed):
4.25%, 8/15/56	$11,000	$ 11,059,400
5.00%, 8/15/56	5,000	5,371,250
		$ 978,311,981
Hospital — 11.8%
Brevard County Health Facilities Authority, FL, (Health First Obligated Group):
5.00%, 4/1/47	$10,000	$ 10,741,500
5.00%, 4/1/52	10,000	10,648,500
California Health Facilities Financing Authority, (Adventist Health System), 5.25%, 12/1/44	2,750	3,056,845
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 5.00%, 8/15/51	13,845	15,043,977
California Infrastructure and Economic Development Bank, (Adventist Health Energy), 5.25%, 7/1/54	12,000	12,903,600
Colorado Health Facilities Authority, (AdventHealth Obligated Group):
3.00%, 11/15/51	10,000	7,969,000
4.00%, 11/15/50	7,350	7,209,909
Colorado Health Facilities Authority, (Intermountain Healthcare):
4.00%, 5/15/52	11,955	11,589,775
(SPA: TD Bank, N.A.), 3.80%, 5/15/64(3)	8,000	8,000,000
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/41	5,295	5,392,852
Fairfax County Industrial Development Authority, VA, (Inova Health System):
4.00%, 5/15/48	2,770	2,740,084
4.125%, 5/15/54	14,175	14,076,625
5.00%, 5/15/51	16,000	17,507,680
Geisinger Authority, PA, (Geisinger Health System):
4.00%, 6/1/41	8,000	7,990,160
4.00%, 2/15/47	9,105	8,966,513
Greenville Health System, SC, 5.00%, 5/1/39	2,500	2,501,400
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children's Hospital), 4.00%, 10/1/47	10,805	10,551,191
Illinois Finance Authority, (Northwestern Memorial HealthCare), 4.00%, 7/15/47	12,500	12,166,625
Illinois Finance Authority, (University of Chicago Medical Center), (LOC: TD Bank, N.A.), 3.80%, 8/1/43(3)	15,000	15,000,000
Indiana Finance Authority, (Franciscan Alliance, Inc.), 5.00%, 11/1/41	5,000	5,059,950
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/46	10,500	10,994,550

8
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/49	$5,000	$ 4,715,500
Maricopa County Industrial Development Authority, AZ, (Banner Health):
4.00%, 1/1/44	15,000	15,054,150
Series 2019-E, 4.00%, 1/1/45	8,650	8,666,694
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 5.00%, 8/15/42	11,900	11,940,460
Massachusetts Development Finance Agency, (Boston Children's Hospital), 4.00%, 3/1/54	7,000	6,855,590
Massachusetts Development Finance Agency, (Mass General Brigham, Inc.), 5.00%, 7/1/54	5,000	5,430,000
Massachusetts Development Finance Agency, (Partners HealthCare System), 4.00%, 7/1/41	8,500	8,519,295
Michigan Finance Authority, (Beaumont Health Credit Group), 5.00%, 11/1/44	11,000	11,096,470
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/50	11,795	11,012,638
Michigan Finance Authority, (Trinity Health Credit Group):
4.00%, 12/1/49	5,645	5,418,466
5.00%, 12/1/41	5,395	5,687,733
5.00%, 12/1/45	10,000	10,142,400
Minnesota Agricultural and Economic Development Board, (HealthPartners Obligated Group), 4.00%, 1/1/49	15,000	14,819,550
Missouri Health and Educational Facilities Authority, (BJC Health System):
4.00%, 1/1/45	5,975	5,974,641
5.00%, 1/1/44	6,000	6,003,420
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 4.00%, 5/15/48	18,120	17,434,883
Missouri Health and Educational Facilities Authority, (CoxHealth):
4.00%, 11/15/49	10,750	10,384,070
5.00%, 11/15/38	4,340	4,343,385
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	8,090	8,656,543
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	1,025	1,011,593
North Carolina Medical Care Commission, (Novant Health Obligated Group), 4.00%, 11/1/49	1,960	1,938,362
Oregon Facilities Authority, (PeaceHealth), (LOC: TD Bank, N.A.), 3.80%, 8/1/34(3)	4,000	4,000,000
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 11/15/42	3,660	3,654,107
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	11,620	12,190,891
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
South Carolina Jobs-Economic Development Authority, (Anmed Health), 4.25%, 2/1/48	$7,240	$ 7,328,690
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/44	5,520	5,519,006
South Carolina Jobs-Economic Development Authority, (McLeod Health), 4.25%, 11/1/54	14,060	14,027,521
South Carolina Jobs-Economic Development Authority, (Prisma Health Obligated Group), (LOC: TD Bank, N.A.), 3.80%, 5/1/48(3)	2,300	2,300,000
South Dakota Health and Educational Facilities Authority, (Sanford Health), 5.00%, 11/1/44	10,000	10,007,500
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 4.00%, 6/1/49	5,000	4,873,600
St. Cloud, MN, (CentraCare Health System), 4.00%, 5/1/50(4)	5,000	4,909,800
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45	8,000	8,112,480
University of Colorado Hospital Authority, (SPA: TD Bank, N.A.), 3.80%, 11/15/39(3)	13,000	13,000,000
University of Wisconsin Hospitals and Clinics Authority:
(SPA: JPMorgan Chase Bank, N.A.), 4.00%, 4/1/48(3)	16,000	16,000,000
Green Bonds, 4.25%, 4/1/52	3,000	2,987,490
Utah County, UT, (IHC Health Services, Inc.), 4.00%, 5/15/47	8,565	8,304,538
Virginia Commonwealth University Health System Authority, 4.00%, 7/1/54	19,950	19,445,664
Washington Health Care Facilities Authority, (Seattle Children's Hospital), 4.00%, 10/1/45	5,000	4,973,800
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 4.00%, 11/15/46	8,600	8,165,356
Wisconsin Health and Educational Facilities Authority, (Children's Hospital of Wisconsin, Inc.), 4.00%, 8/15/42	11,015	11,020,618
Wisconsin Health and Educational Facilities Authority, (Thedacare, Inc.), 5.00%, 12/15/44	5,650	5,653,277
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.25%, 8/1/49(4)	4,000	4,444,440
		$ 546,135,357
Housing — 3.0%
California Community Housing Agency, (Summit at Sausalito Apartments), 3.00%, 2/1/57(6)	$3,000	$ 2,220,600
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57(6)	25,275	18,875,117
Delaware Housing Authority, (FHLMC), (FNMA), (GNMA), 4.60%, 7/1/44	2,000	2,054,300

9
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Georgia Housing and Finance Authority, 3.65%, 6/1/44	$7,670	$ 7,361,513
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 10/1/44	4,000	4,073,680
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.00%, 6/1/53	2,300	2,397,934
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.75%, 7/1/53	2,000	2,204,120
Massachusetts Development Finance Agency, (Merrimack College Student Housing), 5.00%, 7/1/54(6)	1,200	1,241,100
Missouri Housing Development Commission, SFMR:
(FHLMC), (FNMA), (GNMA), 3.30%, 12/1/47	1,281	1,192,398
(FHLMC), (FNMA), (GNMA), 3.40%, 11/1/46	2,156	2,050,083
(FHLMC), (FNMA), (GNMA), 4.60%, 11/1/49	995	1,009,786
(FHLMC), (FNMA), (GNMA), Series 2024-A, 4.45%, 11/1/44	1,245	1,262,206
(FHLMC), (FNMA), (GNMA), Series 2024-E, 4.45%, 11/1/44	12,205	12,373,673
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), GNMA), 4.50%, 9/1/44	16,830	17,140,513
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, (FHLMC), (FNMA), (GNMA), 4.45%, 9/1/48	1,490	1,500,177
New York City Housing Development Corp., NY, Sustainable Development Bonds, 2.60%, 11/1/46	1,500	1,134,360
North Carolina Housing Finance Agency:
(FHLMC), (FNMA), (GNMA), 4.00%, 7/1/39(4)	1,375	1,399,887
(FHLMC), (FNMA), (GNMA), 4.35%, 1/1/44(4)	3,200	3,235,616
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/43	2,725	2,760,343
Pennsylvania Housing Finance Agency, SFMR:
Social Bonds, 4.75%, 10/1/49	11,330	11,657,437
Social Bonds, 5.00%, 10/1/50	7,335	7,655,173
Social Bonds, 5.45%, 4/1/51	5,000	5,325,200
South Carolina Housing Finance and Development Authority, 4.375%, 7/1/44	2,500	2,521,450
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31(7)	10,640	10,640,000
Utah State University, 4.00%, 4/1/48	10,875	10,716,769
Virginia Housing Development Authority:
5.125%, 11/1/43	2,650	2,813,902
5.25%, 11/1/48	2,250	2,366,685
		$ 139,184,022
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue — 1.9%
Montgomery County Industrial Development Authority, PA, (Constellation Energy Generation, LLC), 4.10% to 4/3/28 (Put Date), 4/1/53	$250	$ 257,070
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	25,000	24,511,500
(AMT), 5.00%, 10/1/40	41,585	43,172,299
(AMT), 6.00%, 4/1/35	7,360	8,328,944
South Carolina Jobs-Economic Development Authority, (International Paper Co.), (AMT), 4.00% to 4/1/26 (Put Date), 4/1/33	10,000	10,101,600
Valparaiso, IN, (Pratt Paper IN, LLC), (AMT), 4.875%, 1/1/44(6)	2,000	2,102,460
		$ 88,473,873
Insured - Education — 0.2%
Florida, (Florida State University Athletics Association), (BAM), 4.25%, 10/1/53(2)	$7,725	$ 7,754,509
		$ 7,754,509
Insured - Electric Utilities — 0.5%
Brownsville, TX, Utility System Revenue, (BAM), 5.00%, 9/1/51	$1,195	$ 1,255,622
Garland, TX, Electric Utility System Revenue, (AGM), 4.25%, 3/1/48	1,750	1,766,713
Greenville, TX, Electric System Revenue:
(BAM), 5.00%, 2/15/41	1,125	1,237,770
(BAM), 5.00%, 2/15/42	200	219,230
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.):
(AGC), 5.00%, 5/15/49	13,000	14,225,120
(AGM), 5.00%, 5/15/49	3,500	3,795,505
		$ 22,499,960
Insured - Escrowed/Prerefunded — 0.8%
North Texas Tollway Authority, (AGC), Prerefunded to 1/1/25, 6.20%, 1/1/42	$37,070	$ 37,330,602
		$ 37,330,602
Insured - General Obligations — 1.0%
Clark County School District, NV, (AGM), 4.25%, 6/15/41	$5,000	$ 5,212,800
Generation Park Management District, TX:
(AGC), 3.50%, 9/1/43(4)	4,075	3,760,451
(AGC), 3.75%, 9/1/47(4)	4,820	4,510,170
Little Rock School District, AR, (BAM), 4.00%, 2/1/49	1,835	1,829,385

10
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Lumberton Municipal Utility District, TX, (AGM), 3.00%, 8/15/52	$5,045	$ 3,903,014
Nassau County, NY, (AGM), 5.00%, 4/1/49	10,335	11,067,234
Sienna Parks and Levee Improvement District of Fort Bend County, TX, (BAM), 3.75%, 9/1/48	10,450	9,517,024
Waller Independent School District, TX, (BAM), 4.00%, 2/15/48	7,590	7,351,067
		$ 47,151,145
Insured - Hospital — 0.5%
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), (AGM), 5.00%, 8/15/49	$12,510	$ 13,879,345
Wisconsin Health and Educational Facilities Authority, (Marshfield Clinic Health System, Inc.), (BAM), 4.50%, 2/15/54	3,500	3,506,860
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), (AGC), 4.00%, 8/1/54(4)	3,900	3,813,264
		$ 21,199,469
Insured - Housing — 0.0%(8)
Knox County Health, Educational and Housing Facility Board, TN, (University of Tennessee), (BAM), 5.50%, 7/1/54	$1,250	$ 1,379,088
		$ 1,379,088
Insured - Special Tax Revenue — 1.4%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$58,155	$ 36,738,840
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/29	11,000	12,300,200
(NPFG), 5.50%, 1/1/30	3,080	3,509,537
Metropolitan Pier and Exposition Authority, IL, (McCormick Place), (BAM), 4.00%, 12/15/42	10,440	10,513,289
St. Clair County Board of Education, AL, (BAM), 4.125%, 2/1/49	650	650,227
		$ 63,712,093
Insured - Transportation — 1.4%
Burbank-Glendale-Pasadena Airport Authority, CA, (AGM), (AMT), 4.25%, 7/1/43	$1,465	$ 1,485,847
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	13,335	7,137,425
Houston, TX, Airport System Revenue, (AGM), (AMT), 5.25%, 7/1/53	12,000	13,021,080
Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AGM), (AMT), 5.00%, 3/1/49	$10,000	$ 10,335,400
Love Field Airport Modernization Corp., TX, (AGM), (AMT), 4.00%, 11/1/37	3,285	3,330,990
Metropolitan Transportation Authority, NY, Green Bonds, (BAM), 4.00%, 11/15/48	8,000	7,942,720
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One):
Green Bonds, (AGM), (AMT), 5.00%, 6/30/49	8,650	9,031,811
Green Bonds, (AGM), (AMT), 5.00%, 6/30/54	10,000	10,465,400
		$ 62,750,673
Lease Revenue/Certificates of Participation — 2.3%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/53	$12,000	$ 13,298,520
Maryland Stadium Authority, Built to Learn Revenue, 4.00%, 6/1/47	4,830	4,808,748
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	9,185	9,675,663
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	12,700	14,008,735
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.25%, 6/15/44	3,600	3,685,428
5.00%, 6/15/46	6,000	6,601,080
5.00%, 6/15/50	20,500	21,296,630
2019 Series AA, 5.25%, 6/15/43	10,000	10,687,500
2020 Series AA, 4.00%, 6/15/50	15,000	14,914,200
2022 Series CC, 5.25%, 6/15/43	5,750	6,471,970
		$ 105,448,474
Nursing Home — 0.0%(8)
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$1,145	$ 1,147,794
		$ 1,147,794
Other Revenue — 3.0%
Black Belt Energy Gas District, AL, 5.25% to 10/1/30 (Put Date), 1/1/54	$11,250	$ 12,214,125
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	37,890	35,709,052
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	10,270	11,496,238
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	250	100,000

11
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 12/1/30 (Put Date), 5/1/54	$11,750	$ 12,558,400
5.00% to 6/1/31 (Put Date), 12/1/53	12,500	13,620,000
5.00% to 9/1/30 (Put Date), 9/1/53	10,000	10,807,700
Minnesota Municipal Gas Agency, (Liq: Royal Bank of Canada), 4.243%, (67% of SOFR + 1.00%), 12/1/52(9)	12,500	12,536,750
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	10,750	11,679,337
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	10,000	10,343,000
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 4.117%, (66% of 3 mo. SOFR + 0.863%), 9/15/27(9)	3,075	3,076,876
Tobacco Settlement Financing Corp., NJ, 5.25%, 6/1/46	5,270	5,475,846
		$ 139,617,324
Senior Living/Life Care — 0.7%
California Public Finance Authority, (Enso Village), Green Bonds, 2.375%, 11/15/28(6)	$560	$ 554,014
Orange County Health Facilities Authority, FL, (Presbyterian Retirement Communities Obligated Group), 5.00%, 8/1/54	4,930	5,208,249
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(6)	5,570	7,040,758
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 5.25%, 11/15/28	10,000	10,056,500
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	730	723,664
6.875%, 11/15/55	200	194,850
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/49	1,800	1,928,754
Wisconsin Health and Educational Facilities Authority, (Three Pillars Senior Living Communities), 4.20%, 8/15/28	4,000	4,033,960
		$ 29,740,749
Special Tax Revenue — 8.8%
Central Puget Sound Regional Transit Authority, WA, Sales and Motor Vehicle Excise Tax Revenue:
Green Bonds, 4.00%, 11/1/46	$11,825	$ 11,861,185
Green Bonds, 5.00%, 11/1/41	13,840	14,311,667
Dallas Area Rapid Transit, TX, Sales Tax Revenue:
3.00%, 12/1/47	7,825	6,478,239
4.00%, 12/1/51	3,485	3,410,177
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Hampton Roads Transportation Accountability Commission, VA, 5.00%, 7/1/48	$10,790	$ 11,266,271
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/48	5,405	5,401,162
4.00%, 7/1/51	12,310	12,169,789
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion):
4.00%, 6/15/50	12,060	11,521,400
5.00%, 6/15/50	4,465	4,649,672
5.00%, 6/15/53	3,500	3,797,570
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/51	5,000	4,934,550
Michigan Trunk Line Fund:
4.00%, 11/15/45	9,925	9,954,378
5.00%, 11/15/46	18,000	20,114,820
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(10)	230	0
5.35%, 5/1/38(10)	80	0
5.75%, 5/1/38	310	312,784
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 5/1/45	10,000	10,030,100
4.00%, 8/1/48	5,705	5,698,668
5.00%, 11/1/39	9,000	10,382,940
5.00%, 11/1/40	4,500	5,146,470
5.00%, 5/1/42(4)	10,000	11,304,300
5.00%, 11/1/46(2)	13,000	14,166,490
5.00%, 5/1/53	10,000	10,831,300
(SPA: JPMorgan Chase Bank, N.A.), 4.05%, 8/1/39(3)	12,000	12,000,000
(SPA: JPMorgan Chase Bank, N.A.), 4.05%, 8/1/42(3)	10,000	10,000,000
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 2/15/47	15,020	14,913,809
5.25%, 3/15/52	5,000	5,604,250
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/49	5,000	4,949,050
5.00%, 3/15/39	10,000	10,654,300
New York State Thruway Authority, Personal Income Tax Revenue, 4.00%, 3/15/44	5,000	5,032,350
New York State Urban Development Corp., Personal Income Tax Revenue:
5.00%, 3/15/49	25,000	27,204,000
Green Bonds, 4.00%, 3/15/50	16,825	16,603,415
New York State Urban Development Corp., Sales Tax Revenue, 5.00%, 3/15/49	10,000	10,975,300

12
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Pasco County, FL, Sales Tax Revenue, 5.00%, 10/1/49	$9,245	$ 10,177,173
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 4.00%, 12/1/51	5,000	4,924,800
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/46	19,385	6,578,881
5.00%, 7/1/58	38,291	38,687,312
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/47	13,000	14,420,900
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	355	341,524
Series A2, 5.80%, 5/1/35	295	205,774
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,532	704,558
Triborough Bridge and Tunnel Authority, NY, Payroll Mobility Tax:
Series 2021A, 5.00%, 5/15/51	6,500	6,975,475
Green Bonds, 5.25%, 5/15/47	8,065	8,988,926
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue:
4.00%, 5/15/48	5,000	4,983,650
5.00%, 5/15/54	5,000	5,478,050
		$ 408,147,429
Student Loan — 0.0%(8)
New Jersey Higher Education Student Assistance Authority, Series 2015-1A, (AMT), 4.00%, 12/1/28	$1,730	$ 1,728,253
		$ 1,728,253
Transportation — 21.2%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/51	$12,775	$ 13,330,840
Atlanta, GA, Airport Revenue:
(AMT), 5.25%, 7/1/49	5,000	5,500,300
Green Bonds, 5.00%, 7/1/44	7,000	7,793,170
Green Bonds, 5.00%, 7/1/49	17,000	18,809,140
Green Bonds, (AMT), 5.25%, 7/1/41	5,820	6,484,178
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/38	6,175	6,545,994
Bay Area Toll Authority, CA, (San Francisco Bay Area), (LOC: Barclays Bank PLC), 3.40%, 4/1/55(3)	11,465	11,465,000
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.25%, 7/1/42	3,000	3,365,340
Charleston County Airport District, SC, 5.25%, 7/1/54(4)	4,000	4,459,640
Charlotte, NC, (Charlotte Douglas International Airport), 5.00%, 7/1/48(2)	4,000	4,406,080
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Chicago, IL, (Midway International Airport):
5.00%, 1/1/41	$6,000	$ 6,077,220
(AMT), 5.00%, 1/1/39	4,000	4,317,960
(AMT), 5.00%, 1/1/40	4,000	4,293,000
Chicago, IL, (O'Hare International Airport):
4.00%, 1/1/44	9,500	9,429,320
5.00%, 1/1/48	16,160	17,719,925
(AMT), 5.00%, 1/1/34	12,500	12,531,625
(AMT), 5.00%, 1/1/47	22,085	22,435,489
(AMT), 5.00%, 1/1/53	14,370	14,703,959
(AMT), 5.25%, 1/1/53	11,500	12,168,035
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
4.00%, 11/1/45	10,000	9,975,600
4.00%, 11/1/49	6,900	6,835,278
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	5,000	5,020,050
Denver City and County, CO, Airport System Revenue:
(AMT), 4.00%, 12/1/43	5,000	4,874,800
(AMT), 5.00%, 12/1/35	5,000	5,264,650
(AMT), 5.00%, 12/1/38	10,000	10,456,400
(AMT), 5.00%, 11/15/42	9,575	10,255,878
(AMT), 5.00%, 11/15/53	5,835	6,172,555
Harris County, TX, Toll Road Revenue, 5.25%, 8/15/49	5,000	5,605,150
Hawaii, Airports System Revenue:
(AMT), 5.00%, 7/1/43	3,900	4,017,741
(AMT), 5.00%, 7/1/45	13,705	13,773,388
Illinois Toll Highway Authority, 5.25%, 1/1/43	16,835	19,104,526
Indianapolis Local Public Improvement Bond Bank, IN, (Indianapolis Airport Authority), (AMT), 5.25%, 1/1/40	5,000	5,464,600
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization):
(AMT), 5.00%, 3/1/38	13,500	14,098,050
(AMT), 5.00%, 3/1/46	6,965	7,217,063
(AMT), 5.00%, 3/1/54	4,835	4,994,458
Lee County, FL, Airport Revenue, (AMT), 5.00%, 10/1/46	6,775	7,102,910
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/46	19,935	21,254,498
Green Bonds, (AMT), 5.00%, 5/15/47	17,855	18,997,363
Louisiana Public Facilities Authority, (I-10 Calcasieu River Bridge Public-Private Partnership), (AMT), 5.50%, 9/1/59	10,625	11,654,138
Massachusetts Port Authority, (AMT), 5.00%, 7/1/43	8,000	8,110,240

13
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Massachusetts, (Rail Enhancement and Accelerated Bridge Program), 5.00%, 6/1/47	$18,000	$ 18,620,640
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53(2)	16,500	18,099,345
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/49	10,500	10,946,355
Metropolitan Transportation Authority, NY:
(LOC: Barclays Bank PLC), 4.15%, 11/15/50(3)	19,500	19,500,000
Green Bonds, 4.75%, 11/15/45	3,050	3,162,850
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/44	15,750	16,409,767
Minneapolis-St. Paul Metropolitan Airports Commission, MN:
4.00%, 1/1/54	5,000	4,945,650
5.00%, 1/1/52	11,000	11,992,200
New Jersey Turnpike Authority:
4.50%, 1/1/48	8,000	8,324,880
5.25%, 1/1/49	5,000	5,695,250
New York State Thruway Authority, 4.00%, 1/1/44	10,000	10,024,300
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One):
Green Bonds, (AMT), 5.50%, 6/30/54	6,750	7,266,713
Green Bonds, (AMT), 6.00%, 6/30/54	5,765	6,303,739
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	35,865	35,865,359
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/29	10,000	10,772,400
North Texas Tollway Authority:
4.125%, 1/1/39	10,215	10,603,783
5.00%, 1/1/48	10,000	10,167,000
Oklahoma Turnpike Authority, 5.50%, 1/1/53	12,500	13,912,500
Oregon Department of Transportation, 4.00%, 11/15/42	9,380	9,560,377
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One):
(AMT), 5.25%, 6/30/53	21,630	22,888,866
(AMT), 5.75%, 6/30/48	2,030	2,265,297
Pennsylvania Turnpike Commission:
4.25%, 12/1/44	3,000	3,078,720
5.00%, 12/1/46	5,000	5,096,600
5.00%, 12/1/48	10,000	11,072,500
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/47	4,595	4,683,316
Phoenix Civic Improvement Corp., AZ, Airport Revenue:
(AMT), 5.00%, 7/1/42	6,250	6,408,125
(AMT), 5.00%, 7/1/49	10,400	10,745,280
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Port Authority of New York and New Jersey:
5.00%, 9/1/36(4)	$9,000	$ 10,658,070
5.00%, 9/1/37(4)	6,000	7,082,700
(AMT), 5.00%, 12/1/44	4,500	4,876,155
Series 213, 5.00%, 9/1/38	6,130	6,646,943
Series 245, 5.00%, 9/1/38(4)	2,500	2,934,125
Port of Portland, OR, (Portland International Airport):
(AMT), 5.00%, 7/1/44	8,000	8,294,880
(AMT), 5.00%, 7/1/45	12,260	12,782,889
Green Bonds, (AMT), 5.25%, 7/1/43	17,000	18,791,290
Port of Seattle, WA:
(AMT), 5.00%, 5/1/43	11,595	11,873,280
(AMT), 5.00%, 4/1/44	9,870	10,234,302
(AMT), 5.00%, 8/1/46	11,915	12,586,291
Sacramento County, CA, Airport System Revenue:
5.00%, 7/1/37(4)	5,850	6,907,739
5.25%, 7/1/54(4)	4,000	4,511,520
Salt Lake City, UT, (Salt Lake City International Airport):
(AMT), 5.00%, 7/1/42	17,330	17,745,747
(AMT), 5.00%, 7/1/43	3,165	3,260,551
(AMT), 5.00%, 7/1/46	15,975	16,819,119
(AMT), 5.00%, 7/1/47	6,500	6,624,930
(AMT), 5.25%, 7/1/48	16,260	16,854,466
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/48	15,000	16,103,700
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
(AMT), 5.00%, 5/1/49	5,000	5,177,700
(AMT), 5.50%, 5/1/43	7,200	8,133,480
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Project), (AMT), 5.50%, 12/31/58	9,940	10,934,497
Triborough Bridge and Tunnel Authority, NY:
4.00%, 11/15/54	16,500	16,205,475
5.00%, 11/15/40	7,000	8,080,520
5.00%, 11/15/41	5,000	5,735,550
5.00%, 11/15/42	3,000	3,420,030
5.00%, 11/15/43	3,230	3,660,171
(LOC: Barclays Bank PLC), 4.15%, 1/1/32(3)	10,030	10,030,000
(LOC: TD Bank, N.A.), 3.80%, 1/1/32(3)	12,500	12,500,000
Virginia Small Business Financing Authority, (95 Express Lanes, LLC):
(AMT), 4.00%, 1/1/39	9,070	8,929,778
(AMT), 4.00%, 1/1/48	5,565	5,208,506
		$ 978,101,767

14
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 8.0%
Austin, TX, Water and Wastewater System Revenue:
5.00%, 11/15/47	$4,000	$ 4,374,880
5.00%, 11/15/49	5,250	5,812,380
Charleston, SC, Waterworks and Sewer System Revenue:
5.00%, 1/1/42(4)	2,500	2,888,025
5.00%, 1/1/45(4)	3,000	3,423,330
Series 2022, 5.00%, 1/1/47	5,000	5,515,850
Series 2024-A, 5.00%, 1/1/47(4)	2,500	2,833,700
Corpus Christi, TX, Utility System Revenue, 4.00%, 7/15/48	4,530	4,429,570
District of Columbia Water and Sewer Authority, 4.00%, 10/1/51	10,935	10,845,770
Dorchester County, SC, Waterworks and Sewer System Revenue, 5.00%, 10/1/54(4)	7,500	8,285,325
Fort Lauderdale, FL, Water & Sewer Revenue, 5.50%, 9/1/48	11,000	12,613,810
Gilbert Water Resources Municipal Property Corp., AZ, Green Bonds, 4.00%, 7/15/47	3,000	3,012,180
Greenville County Metropolitan Sewer Subdistrict, SC, 4.00%, 6/1/54	2,430	2,411,702
Hampton Roads Sanitation District, VA, 5.00%, 7/1/54	11,000	12,166,990
Houston, TX, Combined Utility System Revenue, 5.25%, 11/15/49	8,000	9,009,840
JEA, FL, Water and Sewer System Revenue, 5.25%, 10/1/49	7,800	8,731,164
Johnston County, NC, Water and Sewer System Revenue:
4.00%, 4/1/54	1,835	1,840,248
5.00%, 4/1/49	5,000	5,554,850
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/48	4,000	3,982,800
Kansas Development Finance Authority, 5.00%, 5/1/38(4)	15,595	18,241,784
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/49	10,000	9,852,200
4.00%, 6/15/54(4)	5,500	5,454,790
5.00%, 6/15/47(2)	8,000	8,771,600
5.00%, 6/15/50	5,000	5,313,300
5.25%, 6/15/47	20,000	22,549,200
5.25%, 6/15/48	13,500	15,170,220
5.25%, 6/15/53(4)	12,300	13,826,184
(SPA: Barclays Bank PLC), 4.15%, 6/15/50(3)	11,500	11,500,000
(SPA: Barclays Bank PLC), 4.15%, 6/15/53(3)	10,000	10,000,000
(SPA: JPMorgan Chase Bank, N.A.), 4.05%, 6/15/43(3)	10,000	10,000,000
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
New York City Municipal Water Finance Authority, NY, (Water and Sewer System): (continued)
(SPA: JPMorgan Chase Bank, N.A.), 4.05%, 6/15/44(3)	$10,000	$ 10,000,000
Peace River Manasota Regional Water Supply Authority, FL, 4.00%, 10/1/54(4)	6,000	5,903,520
Philadelphia, PA, Water and Wastewater Revenue, 5.00%, 10/1/43	5,000	5,279,350
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue, 5.25%, 7/1/47	17,200	19,410,028
San Mateo-Foster City Public Financing Authority, CA, (Clean Water Program), 5.00%, 8/1/49	9,000	9,646,470
Santa Clara Valley Water District, CA, 5.00%, 6/1/43	5,385	6,233,245
Sarasota County, FL, Utility System Revenue, 5.25%, 10/1/52	15,000	16,639,050
Seattle, WA, Water System Revenue, Green Bonds, 5.00%, 9/1/52	8,610	9,371,727
Tacoma, WA, Sewer Revenue, 4.00%, 12/1/48	4,315	4,320,221
Tarrant Regional Water District, TX, Water Revenue, 4.00%, 3/1/54	10,000	9,773,600
Texas Water Development Board, 4.00%, 10/15/41(4)	4,000	4,116,600
Tualatin Valley Water District, OR:
5.00%, 6/1/48	3,400	3,781,310
5.00%, 6/1/49	4,120	4,573,035
Washington Suburban Sanitary District, MD, (SPA: TD Bank, N.A.), 4.15%, 6/1/27(3)	13,850	13,850,000
Westminster, CO, Water and Wastewater Utility Revenue, 5.00%, 12/1/54	7,500	8,317,125
		$ 369,626,973
Total Tax-Exempt Municipal Obligations (identified cost $4,472,828,289)		$4,646,197,222

Taxable Municipal Obligations — 4.1%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%(8)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(5)	$8,071	$ 1,452,793
		$ 1,452,793
Education — 0.0%(8)
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 3.15%, 4/1/37	$1,750	$ 1,406,545
		$ 1,406,545

15
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.1%
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	$6,667	$ 4,300,450
		$ 4,300,450
Hospital — 0.8%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$ 34,239,725
		$ 34,239,725
Housing — 0.9%
Maine Housing Authority, (SPA: Barclays Bank PLC), 4.86%, 11/15/52(1)	$20,000	$ 20,000,000
North Dakota Housing Finance Agency, (SPA: TD Bank, N.A.), 4.88%, 1/1/47(1)	22,420	22,420,000
		$ 42,420,000
Insured - Transportation — 1.0%
Alameda Corridor Transportation Authority, CA:
(AGM), 0.00%, 10/1/43	$14,295	$ 4,840,859
(AMBAC), 0.00%, 10/1/26	14,395	13,239,513
(AMBAC), 0.00%, 10/1/27	22,355	19,710,180
(AMBAC), Escrowed to Maturity, 0.00%, 10/1/26	8,105	7,519,414
		$ 45,309,966
Lease Revenue/Certificates of Participation — 0.0%(8)
National Finance Authority, NH, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$615	$ 632,042
National Finance Authority, NH, (Centurion Foundation), 11.00%, 12/15/38	300	307,860
		$ 939,902
Other Revenue — 0.5%
Golden State Tobacco Securitization Corp., CA, 3.714%, 6/1/41	$28,000	$ 22,324,680
		$ 22,324,680
Transportation — 0.4%
Foothill/Eastern Transportation Corridor Agency, CA, 4.094%, 1/15/49	$20,856	$ 18,147,223
		$ 18,147,223
Security	Principal Amount (000's omitted)	Value
Water and Sewer — 0.4%
Metropolitan Water District of Southern California, (SPA: TD Bank, N.A.), 4.85%, 7/1/37(1)	$20,000	$ 20,000,000
		$ 20,000,000
Total Taxable Municipal Obligations (identified cost $196,290,111)		$ 190,541,284
Total Investments — 105.6% (identified cost $4,710,075,004)		$4,878,588,231
Other Assets, Less Liabilities — (5.6)%		$ (260,390,570)
Net Assets — 100.0%		$4,618,197,661
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at September 30, 2024.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2024.
(4)	When-issued security.
(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2024, the aggregate value of these securities is $32,034,049 or 0.7% of the Fund's net assets.
(7)	Security is in default and making only partial interest payments.
(8)	Amount is less than 0.05%.
(9)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2024.
(10)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing.
At September 30, 2024, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	18.2%
Texas	14.7%
California	10.2%
Others, representing less than 10% individually	61.6%

16
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2024
Portfolio of Investments — continued

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2024, 6.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 2.6% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
17
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2024
Statements of Assets and Liabilities

	September 30, 2024
	AMT-Free Fund	National Fund
Assets
Investments:
Identified cost	$196,121,945	$4,710,075,004
Unrealized appreciation	9,716,004	168,513,227
Investments, at value	$205,837,949	$4,878,588,231
Cash	$731,733	$544,582
Interest receivable	2,186,957	51,900,270
Receivable for investments sold	2,675,304	46,724,691
Receivable for Fund shares sold	239,760	7,114,029
Trustees' deferred compensation plan	112,141	424,232
Total assets	$211,783,844	$4,985,296,035
Liabilities
Payable for floating rate notes issued	$4,008,780	$62,007,658
Payable for when-issued securities	6,339,420	277,234,414
Payable for Fund shares redeemed	302,013	22,275,062
Distributions payable	94,153	1,927,473
Payable to affiliates:
Investment adviser fee	70,809	1,185,516
Distribution and service fees	23,316	280,159
Trustees' deferred compensation plan	112,141	424,232
Interest expense and fees payable	51,317	593,755
Accrued expenses	179,702	1,170,105
Total liabilities	$11,181,651	$367,098,374
Net Assets	$200,602,193	$4,618,197,661
Sources of Net Assets
Paid-in capital	$240,338,415	$4,883,239,003
Accumulated loss	(39,736,222)	(265,041,342)
Net Assets	$200,602,193	$4,618,197,661
Class A Shares
Net Assets	$104,232,772	$1,198,847,496
Shares Outstanding	12,623,704	127,312,944
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.26	$9.42
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.54	$9.74
Class C Shares
Net Assets	$2,565,439	$42,141,232
Shares Outstanding	312,547	4,475,796
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.21	$9.42
Class I Shares
Net Assets	$93,803,982	$3,377,208,933
Shares Outstanding	10,403,791	358,700,784
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.02	$9.42
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
18
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2024
Statements of Operations

	Year Ended September 30, 2024
	AMT-Free Fund	National Fund
Investment Income
Interest income	$9,731,821	$186,141,322
Total investment income	$9,731,821	$186,141,322
Expenses
Investment adviser fee	$921,632	$13,359,012
Distribution and service fees:
Class A	262,706	2,933,263
Class C	30,403	443,244
Trustees’ fees and expenses	14,045	108,500
Custodian fee	59,307	716,783
Transfer and dividend disbursing agent fees	69,933	1,566,694
Legal and accounting services	86,381	263,462
Printing and postage	7,574	134,248
Registration fees	62,282	290,530
Interest expense and fees	192,793	2,253,425
Miscellaneous	66,360	278,201
Total expenses	$1,773,416	$22,347,362
Net investment income	$7,958,405	$163,793,960
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$249,913	$(5,878,476)
Futures contracts	—	1,196,126
Net realized gain (loss)	$249,913	$(4,682,350)
Change in unrealized appreciation (depreciation):
Investments	$16,717,804	$292,497,578
Futures contracts	—	(4,363,160)
Net change in unrealized appreciation (depreciation)	$16,717,804	$288,134,418
Net realized and unrealized gain	$16,967,717	$283,452,068
Net increase in net assets from operations	$24,926,122	$447,246,028
19
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2024
Statements of Changes in Net Assets

	Year Ended September 30, 2024
	AMT-Free Fund	National Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$7,958,405	$163,793,960
Net realized gain (loss)	249,913	(4,682,350)
Net change in unrealized appreciation (depreciation)	16,717,804	288,134,418
Net increase in net assets from operations	$24,926,122	$447,246,028
Distributions to shareholders:
Class A	$(3,783,054)	$(44,667,007)
Class C	(86,620)	(1,354,682)
Class I	(4,009,714)	(118,137,744)
Total distributions to shareholders	$(7,879,388)	$(164,159,433)
Transactions in shares of beneficial interest:
Class A	$(4,761,576)	$(11,782,201)
Class C	(938,223)	(6,744,532)
Class I	(31,185,537)	670,507,014
Net increase (decrease) in net assets from Fund share transactions	$(36,885,336)	$651,980,281
Net increase (decrease) in net assets	$(19,838,602)	$935,066,876
Net Assets
At beginning of year	$220,440,795	$3,683,130,785
At end of year	$200,602,193	$4,618,197,661
20
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2024
Statements of Changes in Net Assets — continued

	Year Ended September 30, 2023
	AMT-Free Fund	National Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$8,754,263	$133,637,938
Net realized loss	(5,868,207)	(49,314,855)
Net change in unrealized appreciation (depreciation)	1,277,150	4,443,142
Net increase in net assets from operations	$4,163,206	$88,766,225
Distributions to shareholders:
Class A	$(3,899,645)	$(43,200,549)
Class C	(114,999)	(1,519,512)
Class I	(4,682,937)	(86,466,621)
Total distributions to shareholders	$(8,697,581)	$(131,186,682)
Transactions in shares of beneficial interest:
Class A	$(11,277,440)	$(49,788,169)
Class C	(1,635,102)	(10,052,301)
Class I	(418,520)	658,700,475
Net increase (decrease) in net assets from Fund share transactions	$(13,331,062)	$598,860,005
Net increase (decrease) in net assets	$(17,865,437)	$556,439,548
Net Assets
At beginning of year	$238,306,232	$3,126,691,237
At end of year	$220,440,795	$3,683,130,785
21
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2024
Financial Highlights

	AMT-Free Fund — Class A
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$7.62	$7.79	$9.29	$9.25	$9.25
Income (Loss) From Operations
Net investment income(1)	$0.29	$0.28	$0.23	$0.24	$0.28
Net realized and unrealized gain (loss)	0.64	(0.17)	(1.50)	0.05	0.01(2)
Total income (loss) from operations	$0.93	$0.11	$(1.27)	$0.29	$0.29
Less Distributions
From net investment income	$(0.29)	$(0.28)	$(0.23)	$(0.25)	$(0.29)
Total distributions	$(0.29)	$(0.28)	$(0.23)	$(0.25)	$(0.29)
Net asset value — End of year	$8.26	$7.62	$7.79	$9.29	$9.25
Total Return(3)	12.36%	1.29%	(13.85)%	3.14%	3.12%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$104,233	$100,835	$113,933	$157,981	$158,729
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.86%	0.83%	0.79%	0.76%	0.78%
Interest and fee expense(5)	0.09%	0.17%	0.07%	0.04%	0.14%
Total expenses	0.95%	1.00%	0.86%	0.80%	0.92%
Net expenses	0.95%	1.00%	0.86%	0.80%	0.92%
Net investment income	3.64%	3.50%	2.61%	2.53%	2.97%
Portfolio Turnover	74%	53%	60%	32%	58%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
22
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2024
Financial Highlights — continued

	AMT-Free Fund — Class C
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$7.58	$7.74	$9.24	$9.20	$9.20
Income (Loss) From Operations
Net investment income(1)	$0.23	$0.22	$0.16	$0.17	$0.21
Net realized and unrealized gain (loss)	0.63	(0.16)	(1.49)	0.05	0.01(2)
Total income (loss) from operations	$0.86	$0.06	$(1.33)	$0.22	$0.22
Less Distributions
From net investment income	$(0.23)	$(0.22)	$(0.17)	$(0.18)	$(0.22)
Total distributions	$(0.23)	$(0.22)	$(0.17)	$(0.18)	$(0.22)
Net asset value — End of year	$8.21	$7.58	$7.74	$9.24	$9.20
Total Return(3)	11.58%	0.51%	(14.59)%	2.38%	2.36%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,565	$3,258	$4,906	$9,017	$15,094
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.61%	1.58%	1.54%	1.51%	1.53%
Interest and fee expense(5)	0.09%	0.17%	0.07%	0.04%	0.14%
Total expenses	1.70%	1.75%	1.61%	1.55%	1.67%
Net expenses	1.70%	1.75%	1.61%	1.55%	1.67%
Net investment income	2.89%	2.74%	1.83%	1.80%	2.23%
Portfolio Turnover	74%	53%	60%	32%	58%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
23
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2024
Financial Highlights — continued

	AMT-Free Fund — Class I
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$8.32	$8.50	$10.15	$10.11	$10.10
Income (Loss) From Operations
Net investment income(1)	$0.34	$0.33	$0.27	$0.28	$0.33
Net realized and unrealized gain (loss)	0.70	(0.18)	(1.64)	0.06	0.02(2)
Total income (loss) from operations	$1.04	$0.15	$(1.37)	$0.34	$0.35
Less Distributions
From net investment income	$(0.34)	$(0.33)	$(0.28)	$(0.30)	$(0.34)
Total distributions	$(0.34)	$(0.33)	$(0.28)	$(0.30)	$(0.34)
Net asset value — End of year	$9.02	$8.32	$8.50	$10.15	$10.11
Total Return(3)	12.66%	1.49%	(13.64)%	3.36%	3.48%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$93,804	$116,348	$119,467	$184,002	$168,113
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.61%	0.58%	0.54%	0.51%	0.53%
Interest and fee expense(5)	0.09%	0.17%	0.07%	0.04%	0.14%
Total expenses	0.70%	0.75%	0.61%	0.55%	0.67%
Net expenses	0.70%	0.75%	0.61%	0.55%	0.67%
Net investment income	3.89%	3.75%	2.84%	2.77%	3.21%
Portfolio Turnover	74%	53%	60%	32%	58%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
24
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2024
Financial Highlights — continued

	National Fund — Class A
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$8.75	$8.78	$10.31	$10.24	$10.14
Income (Loss) From Operations
Net investment income(1)	$0.35	$0.34	$0.23	$0.23	$0.26
Net realized and unrealized gain (loss)	0.67	(0.04)	(1.51)	0.08	0.12
Total income (loss) from operations	$1.02	$0.30	$(1.28)	$0.31	$0.38
Less Distributions
From net investment income	$(0.35)	$(0.33)	$(0.25)	$(0.24)	$(0.28)
Total distributions	$(0.35)	$(0.33)	$(0.25)	$(0.24)	$(0.28)
Net asset value — End of year	$9.42	$8.75	$8.78	$10.31	$10.24
Total Return(2)	11.82%	3.38%	(12.62)%	2.99%	3.84%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,198,847	$1,126,345	$1,179,909	$1,558,418	$1,620,505
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.66%	0.67%	0.64%	0.61%	0.64%
Interest and fee expense(4)	0.05%	0.08%	0.03%	0.02%	0.05%
Total expenses	0.71%	0.75%	0.67%	0.63%	0.69%
Net expenses	0.71%	0.75%	0.67%	0.63%	0.69%
Net investment income	3.80%	3.73%	2.30%	2.15%	2.61%
Portfolio Turnover	82%	86%	151%	56%	105%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
25
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2024
Financial Highlights — continued

	National Fund — Class C
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$8.75	$8.78	$10.31	$10.24	$10.14
Income (Loss) From Operations
Net investment income(1)	$0.28	$0.28	$0.14	$0.15	$0.19
Net realized and unrealized gain (loss)	0.67	(0.04)	(1.50)	0.08	0.12
Total income (loss) from operations	$0.95	$0.24	$(1.36)	$0.23	$0.31
Less Distributions
From net investment income	$(0.28)	$(0.27)	$(0.17)	$(0.16)	$(0.21)
Total distributions	$(0.28)	$(0.27)	$(0.17)	$(0.16)	$(0.21)
Net asset value — End of year	$9.42	$8.75	$8.78	$10.31	$10.24
Total Return(2)	10.99%	2.60%	(13.28)%	2.22%	3.08%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$42,141	$45,670	$55,558	$94,851	$131,330
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	1.41%	1.42%	1.39%	1.36%	1.39%
Interest and fee expense(4)	0.05%	0.08%	0.03%	0.02%	0.05%
Total expenses	1.46%	1.50%	1.42%	1.38%	1.44%
Net expenses	1.46%	1.50%	1.42%	1.38%	1.44%
Net investment income	3.05%	2.98%	1.52%	1.41%	1.87%
Portfolio Turnover	82%	86%	151%	56%	105%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
26
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2024
Financial Highlights — continued

	National Fund — Class I
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$8.75	$8.78	$10.31	$10.24	$10.14
Income (Loss) From Operations
Net investment income(1)	$0.37	$0.37	$0.25	$0.25	$0.29
Net realized and unrealized gain (loss)	0.67	(0.04)	(1.51)	0.08	0.12
Total income (loss) from operations	$1.04	$0.33	$(1.26)	$0.33	$0.41
Less Distributions
From net investment income	$(0.37)	$(0.36)	$(0.27)	$(0.26)	$(0.31)
Total distributions	$(0.37)	$(0.36)	$(0.27)	$(0.26)	$(0.31)
Net asset value — End of year	$9.42	$8.75	$8.78	$10.31	$10.24
Total Return(2)	12.10%	3.64%	(12.40)%	3.24%	4.10%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,377,209	$2,511,115	$1,891,224	$2,347,177	$1,797,038
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.41%	0.42%	0.39%	0.36%	0.39%
Interest and fee expense(4)	0.05%	0.08%	0.03%	0.02%	0.05%
Total expenses	0.46%	0.50%	0.42%	0.38%	0.44%
Net expenses	0.46%	0.50%	0.42%	0.38%	0.44%
Net investment income	4.04%	3.98%	2.55%	2.39%	2.85%
Portfolio Turnover	82%	86%	151%	56%	105%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
27
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance AMT-Free Municipal Income Fund (AMT-Free Fund) and Eaton Vance National Municipal Income Fund (National Fund) (each individually referred to as the Fund, and collectively, the Funds) are a diversified series of Eaton Vance Mutual Funds Trust and Eaton Vance Municipals Trust, respectively (collectively, the Trusts). The Trusts are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Each Fund’s investment objective is to provide current income exempt from regular federal income tax. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of September 30, 2024, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trusts are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
28

Eaton Vance
Municipal Income Funds
September 30, 2024
Notes to Financial Statements — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at September 30, 2024. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At September 30, 2024, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:
	AMT-Free Fund	National Fund
Floating Rate Notes Outstanding	$4,008,780	$62,007,658
Interest Rate or Range of Interest Rates (%)	3.18	3.15 - 3.19
Collateral for Floating Rate Notes Outstanding	$5,486,670	$86,191,225
For the year ended September 30, 2024, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate including fees were as follows:
	AMT-Free Fund	National Fund
Average Floating Rate Notes Outstanding	$4,686,475	$56,207,500
Average Interest Rate	4.11%	4.01%
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of September 30, 2024.
The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
29

Eaton Vance
Municipal Income Funds
September 30, 2024
Notes to Financial Statements — continued

The Funds' investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds' investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Funds began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Funds have elected to treat their investments in residual interest bonds, along with similar financing transactions, as derivatives transactions subject to the Funds’ value-at-risk (VaR)-based limits on leverage risk. The Funds may change this election (and elect to treat these investments and other similar financing transactions like bank borrowings subject to the asset coverage requirements of Section 18 of the 1940 Act) at any time. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  Futures Contracts—Upon entering into a futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended September 30, 2024 and September 30, 2023 was as follows:
	AMT-Free Fund		National Fund
	Year Ended September 30,		Year Ended September 30,
	2024	2023	2024	2023
Tax-exempt income	$7,877,590	$8,697,559	$148,757,917	$121,388,863
Ordinary income	$1,798	$22	$15,401,516	$9,797,819
30

Eaton Vance
Municipal Income Funds
September 30, 2024
Notes to Financial Statements — continued

As of September 30, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
	AMT-Free Fund	National Fund
Undistributed tax-exempt income	$ 721,295	$ 2,145,347
Deferred capital losses	(50,167,611)	(426,435,131)
Net unrealized appreciation	9,804,247	161,175,915
Distributions payable	(94,153)	(1,927,473)
Accumulated loss	$(39,736,222)	$(265,041,342)
At September 30, 2024, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	AMT-Free Fund	National Fund
Deferred capital losses:
Short-term	$26,016,544	$298,699,227
Long-term	$24,151,067	$127,735,904
The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2024, as determined on a federal income tax basis, were as follows:
	AMT-Free Fund	National Fund
Aggregate cost	$192,024,922	$4,655,404,658
Gross unrealized appreciation	$11,025,199	$183,081,873
Gross unrealized depreciation	(1,220,952)	(21,905,958)
Net unrealized appreciation	$9,804,247	$161,175,915
31

Eaton Vance
Municipal Income Funds
September 30, 2024
Notes to Financial Statements — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, for AMT-Free Fund and Boston Management and Research (BMR), an affiliate of EVM, for National Fund as compensation for management and investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the year ended September 30, 2024, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	AMT-Free Fund	National Fund
Investment Adviser Fee	$921,632	$13,359,012
Effective Annual Rate	0.43%	0.32%
EVM serves as the administrator of each Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the year ended September 30, 2024 were as follows:
	AMT-Free Fund	National Fund
EVM's Sub-Transfer Agent Fees	$10,134	$170,698
EVD's Class A Sales Charges	$1,389	$38,037
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$ —	$12,641
Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Funds are officers of the above organizations.
32

Eaton Vance
Municipal Income Funds
September 30, 2024
Notes to Financial Statements — continued

4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2024 for Class A shares amounted to the following:
	AMT-Free Fund	National Fund
Class A Distribution and Service Fees	$262,706	$2,933,263
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Fund. For the year ended September 30, 2024, the Funds paid or accrued to EVD the following distribution fees:
	AMT-Free Fund	National Fund
Class C Distribution Fees	$22,802	$332,433
The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended September 30, 2024 amounted to the following:
	AMT-Free Fund	National Fund
Class C Service Fees	$7,601	$110,811
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended September 30, 2024, the Funds were informed that EVD received the following amounts of CDSCs paid by Class A and Class C shareholders:
	AMT-Free Fund	National Fund
Class A	$ —(1)	$119
Class C	$ —	$1,798
(1)	Amount is less than $100.
33

Eaton Vance
Municipal Income Funds
September 30, 2024
Notes to Financial Statements — continued

6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the year ended September 30, 2024 were as follows:
	AMT-Free Fund	National Fund
Purchases	$160,915,185	$4,335,764,083
Sales	$195,468,808	$3,486,689,262
7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
AMT-Free Fund
	Year Ended September 30, 2024			Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	2,215,344	$17,952,953	1,888,917	$14,993,570
Issued to shareholders electing to receive payments of distributions in Fund shares	385,503	3,113,046	412,323	3,293,503
Redemptions	(3,207,834)	(25,827,575)	(3,699,939)	(29,564,513)
Net decrease	(606,987)	$(4,761,576)	(1,398,699)	$(11,277,440)
Class C
Sales	76,495	$ 615,449	132,801	$ 1,060,779
Issued to shareholders electing to receive payments of distributions in Fund shares	10,293	82,633	13,573	107,806
Redemptions	(204,192)	(1,636,305)	(350,028)	(2,803,687)
Net decrease	(117,404)	$ (938,223)	(203,654)	$(1,635,102)
Class I
Sales	2,424,718	$21,350,679	7,686,554	$67,351,799
Issued to shareholders electing to receive payments of distributions in Fund shares	382,666	3,372,035	462,122	4,032,283
Redemptions	(6,384,136)	(55,908,251)	(8,214,826)	(71,802,602)
Net decrease	(3,576,752)	$(31,185,537)	(66,150)	$ (418,520)
34

Eaton Vance
Municipal Income Funds
September 30, 2024
Notes to Financial Statements — continued

National Fund
	Year Ended September 30, 2024			Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	18,426,434	$ 169,942,020	17,509,254	$ 159,744,009
Issued to shareholders electing to receive payments of distributions in Fund shares	4,170,023	38,453,338	4,046,834	36,759,694
Redemptions	(24,029,562)	(220,177,559)	(27,121,465)	(246,291,872)
Net decrease	(1,433,105)	$ (11,782,201)	(5,565,377)	$ (49,788,169)
Class C
Sales	1,071,098	$ 9,868,273	1,180,431	$ 10,743,048
Issued to shareholders electing to receive payments of distributions in Fund shares	133,484	1,230,196	151,181	1,373,270
Redemptions	(1,949,577)	(17,843,001)	(2,435,564)	(22,168,619)
Net decrease	(744,995)	$ (6,744,532)	(1,103,952)	$ (10,052,301)
Class I
Sales	166,253,236	$1,527,366,480	195,677,015	$1,778,704,708
Issued to shareholders electing to receive payments of distributions in Fund shares	10,788,378	99,585,315	7,485,180	67,982,627
Redemptions	(105,421,044)	(956,444,781)	(131,390,441)	(1,187,986,860)
Net increase	71,620,570	$ 670,507,014	71,771,754	$ 658,700,475
8  Financial Instruments
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At September 30, 2024, there were no obligations outstanding under these financial instruments.
Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the year ended September 30, 2024, National Fund entered into U.S. Treasury futures contracts to hedge against changes in interest rates.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended September 30, 2024 was as follows:
National Fund
Realized Gain (Loss) on Derivatives Recognized in Income	$1,196,126(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(4,363,160)(2)
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
35

Eaton Vance
Municipal Income Funds
September 30, 2024
Notes to Financial Statements — continued

The average notional cost of futures contracts outstanding during the year ended September 30, 2024, which is indicative of the volume of this derivative type, was approximately as follows:
National Fund
Average Notional Cost:
Futures Contracts — Short	$16,863,000
9  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended September 30, 2024.
Effective October 22, 2024, the Fund renewed its line of credit agreement, which expires October 21, 2025, at substantially the same terms.
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2024, the hierarchy of inputs used in valuing the Funds' investments, which are carried at fair value, were as follows:
AMT-Free Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Mortgage-Backed Securities	$ —	$ 977,967	$ —	$ 977,967
Tax-Exempt Municipal Obligations	—	204,859,982	—	204,859,982
Total Investments	$ —	$ 205,837,949	$ —	$ 205,837,949
36

Eaton Vance
Municipal Income Funds
September 30, 2024
Notes to Financial Statements — continued

National Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 41,849,725	$ —	$ 41,849,725
Tax-Exempt Municipal Obligations	—	4,646,197,222	—	4,646,197,222
Taxable Municipal Obligations	—	190,541,284	—	190,541,284
Total Investments	$ —	$4,878,588,231	$ —	$4,878,588,231
37

Eaton Vance
AMT-Free Municipal Income Fund
September 30, 2024
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance AMT-Free Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance AMT-Free Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 20, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
38

Eaton Vance
National Municipal Income Fund
September 30, 2024
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance National Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance National Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Municipals Trust), including the portfolio of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 20, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
39

Eaton Vance
Municipal Income Funds
September 30, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended September 30, 2024, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:
AMT-Free Municipal Income Fund	99.98%
National Municipal Income Fund	90.62%
40

Eaton Vance
Municipal Income Funds
September 30, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
41

Eaton Vance
Municipal Income Funds
September 30, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that (i) the continuation of the investment advisory agreement between Eaton Vance AMT-Free Municipal Income Fund (the “AMT-Free Muni Income Fund”) and Eaton Vance Management (“EVM”) and (ii) the continuation of the investment advisory agreement between Eaton Vance National Municipal Income Fund (the “National Muni Income Fund”, together with the AMT-Free Muni Income Fund, the “Funds” and each, a “Fund”) and Boston Management and Research (“BMR”) (EVM, with respect to the AMT-Free Muni Income Fund, and BMR, with respect to the National
42

Eaton Vance
Municipal Income Funds
September 30, 2024
Board of Trustees’ Contract Approval — continued

Muni Income Fund, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for each Fund, the Board evaluated the nature, extent and quality of services provided to the Funds by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by each Fund, respectively, including the education and experience of the investment professionals who provide services to the Funds. In particular, the Board considered, where relevant, the abilities and experience of each Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered each Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the applicable Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Advisers or its affiliates may be subject in managing the Funds.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to each Fund for the one-, three-, five- and ten-year periods ended December 31, 2023.
In this regard, the Board noted each Fund’s performance relative to its peer group and benchmark index for the three-year period, as follows:
Performance Relative to:
Fund	Median of Peer Group	Benchmark Index
Eaton Vance AMT-Free Municipal Income Fund	Lower	Lower
Eaton Vance National Municipal Income Fund	Higher	Lower
The Board considered, among other things, each Adviser’s efforts to generate competitive levels of tax-exempt current income over time through investments that, relative to comparable funds, focus on higher quality municipal bonds with longer maturities. With respect to the Eaton Vance AMT-Free Municipal Income Fund, after considering the relative underperformance of the Fund over the longer term, the Board noted that the Fund’s performance record had improved relative to its peer group in more recent periods. On the basis of the foregoing and other relevant information provided by the Adviser in response to requests from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory. With respect to the Eaton Vance National Municipal Income Fund, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. With respect to the Eaton
43

Eaton Vance
Municipal Income Funds
September 30, 2024
Board of Trustees’ Contract Approval — continued

Vance AMT-Free Municipal Income Fund, the Board also considered certain factors identified by management in response to requests from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds. With respect to Eaton Vance National Municipal Income Fund, the Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Funds, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.
44

MUNI2-NCSR    9.30.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping Principal Executive Officer

Date: November 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	November 25, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	November 25, 2024